     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 1998


                                                    COMMISSION FILE NOS. 2-72671
                                                                        811-3199
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER

   THE SECURITIES ACT OF 1933                                [ ]
Pre-Effective Amendment No.  _                               [ ]


Post-Effective Amendment No. 27                              [X]
                              and


REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                        [ ]


Amendment No. 45                                             [X]


                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        KEMPER INVESTORS LIFE INSURANCE
                                    COMPANY
                          (NAME OF INSURANCE COMPANY)

            1 Kemper Drive, Long Grove, Illinois                          60049
(Address of Insurance Company's Principal Executive Offices)           (Zip Code)
 Insurance Company's Telephone Number, including Area Code:          (847) 550-5500

                             Debra P. Rezabek, Esq.
                                 1 Kemper Drive
                           Long Grove, Illinois 60049
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                             KURT W. BERNLOHR, ESQ.
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                                 1 KEMPER DRIVE
                           LONG GROVE, ILLINOIS 60049
                              JOAN E. BOROS, ESQ.

                               JORDEN BURT BOROS


                          CICCHETTI BERENSON & JOHNSON


                       1025 THOMAS JEFFERSON STREET, N.W.


                                   SUITE 400E

                             WASHINGTON, D.C. 20007

     Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     The Registrant has registered an indefinite number of securities pursuant to Section 24(f) of the 1940 Act.


================================================================================

                            PROSPECTUS--MAY 1, 1998

--------------------------------------------------------------------------------
                                PERIODIC PAYMENT

                           VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III
                                   ISSUED BY
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
   HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049     (847) 550-5500


The types of Periodic Payment Deferred Variable Annuity Contracts ("Periodic Payment Contract" or "Contracts") offered by this Prospectus are issued by Kemper Investors Life Insurance Company ("KILICO") and are designed to provide annuity benefits under retirement plans which may or may not qualify for the Federal tax advantages available under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.



Purchase payments for the Contracts may be allocated to one or more of the options under which Contract values accumulate on either a variable or fixed basis. These options consist of the twenty-six Subaccounts of the Separate Account and the Fixed Accumulation Option of the General Account. Each Subaccount invests in one of the Portfolios of the following Funds:



                             INVESTORS FUND SERIES



- Kemper Money Market                         - Kemper Investment Grade Bond
- Kemper Total Return                         - Kemper Contrarian Value (formerly
- Kemper High Yield                             Kemper Value)
- Kemper Growth                               - Kemper Small Cap Value
- Kemper Government Securities                - Kemper Value & Growth
- Kemper International                        - Kemper Horizon 20+
- Kemper Small Cap Growth                     - Kemper Horizon 10+
                                              - Kemper Horizon 5



                               JANUS ASPEN SERIES


- Growth                                      - Balanced
- Aggressive Growth                           - Short-Term Bond*
- Worldwide Growth



                       LEXINGTON NATURAL RESOURCES TRUST


                        LEXINGTON EMERGING MARKETS FUND



               FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")


            FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")



- Fidelity VIP Equity-Income                  - Fidelity VIP II Asset Manager
- Fidelity VIP Growth                         - Fidelity VIP II Index 500
                                              - Fidelity VIP II Contrafund



* NOTE: THE JANUS ASPEN SERIES SHORT-TERM BOND SUBACCOUNT IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1998, AND KILICO INTENDS TO LIQUIDATE THIS SUBACCOUNT AS SOON AS POSSIBLE THEREAFTER. (SEE "THE FUNDS", PAGE 11.)


Subaccounts and Portfolios may be added in the future. Contract values allocated to any of the Subaccounts will vary to reflect the investment objectives and the attendant risks of the Funds. Contract values allocated to the Fixed Accumulation Option will accumulate on a fixed basis.


This Prospectus is designed to provide you with certain essential information that you should know before investing. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A Statement of Additional Information is available upon request from KILICO by writing or calling the address or telephone number listed above. A table of contents for the Statement of Additional Information is on page 36 of this Prospectus.



THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS FOR THE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.



THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.


THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND ARE NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
================================================================================


                                                               PAGE
                                                               ----
DEFINITIONS.................................................      1
SUMMARY.....................................................      2
SUMMARY OF EXPENSES.........................................      4
CONDENSED FINANCIAL INFORMATION.............................      6
KILICO, THE SEPARATE ACCOUNT AND THE FUND...................     11
FIXED ACCUMULATION OPTION...................................     15
THE CONTRACTS...............................................     15
CONTRACT CHARGES AND EXPENSES...............................     20
THE ANNUITY PERIOD..........................................     23
FEDERAL TAX MATTERS.........................................     25
DISTRIBUTION OF CONTRACTS...................................     32
VOTING RIGHTS...............................................     32
REPORTS TO CONTRACT OWNERS AND INQUIRIES....................     33
DOLLAR COST AVERAGING.......................................     33
SYSTEMATIC WITHDRAWAL PLAN..................................     34
PROVISIONS OF PRIOR CONTRACTS...............................     34
YEAR 2000 COMPLIANCE........................................     35
LEGAL PROCEEDINGS...........................................     36
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION......     36
APPENDIX....................................................     37

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

     ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

     ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

     ANNUITANT--The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.

     ANNUITY DATE--The date on which annuity payments are to commence.

     ANNUITY OPTION--One of several forms in which annuity payments can be made.

     ANNUITY PERIOD--The period starting on the Annuity Date.

     ANNUITY UNIT--A unit of measurement used to determine the amount of Variable Annuity payments.

     BENEFICIARY--The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.

     CONTRACT--A Variable Annuity Contract offered by this Prospectus. With respect to a Contract issued on a group basis, the certificate issued to an individual shall be deemed for the purposes of this Prospectus to be a Contract.

     CONTRACT OWNER OR OWNER--The person designated in the Contract as having the privileges of ownership defined in the Contract.

     CONTRACT VALUE--The sum of the values of the Owner's Contract interest in the Subaccount(s) of the Separate Account and the General Account.

     CONTRACT YEAR--Period between anniversaries of the Date of Issue of a Contract, or with respect to a Contract issued on a group basis, the period between anniversaries of the date of issue of a certificate.

     CONTRACT QUARTER--Periods between quarterly anniversaries of the Date of Issue of the Contract, or with respect to a Contract issued on a group basis, the period between quarterly anniversaries of the date of issue of a certificate.

     CONTRIBUTION YEAR--Each Contract Year in which a Purchase Payment is made and each succeeding year measured from the end of the Contract Year during which such Purchase Payment was made. For example, if a Contract Owner makes an initial payment of $15,000 and then makes a subsequent payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the subsequent $10,000 payment.

     DATE OF ISSUE--The date on which the first Contract Year commences.

     DEBT--The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest. Requests for loans must be made in writing to KILICO.

     FIXED ANNUITY--An annuity under which the amount of each annuity payment does not vary with the investment experience of a Subaccount and is guaranteed by KILICO.

     FUND OR FUNDS--Investors Fund Series (formerly Kemper Investors Fund), Janus Aspen Series, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II including any Portfolios thereunder.

     GENERAL ACCOUNT--All the assets of KILICO other than those allocated to any Separate Account. KILICO guarantees a minimum rate of interest on Purchase Payments allocated to the General Account.

     GENERAL ACCOUNT CONTRACT VALUE--The value of the Owner's Contract interest in the General Account.

     KILICO--Kemper Investors Life Insurance Company, whose Home Office is at 1 Kemper Drive, Long Grove, Illinois 60049.


     NON-QUALIFIED PLAN CONTRACT--A Contract issued in connection with a retirement plan which does not receive favorable tax treatment under
     Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.


     PORTFOLIO--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

     PURCHASE PAYMENTS--Amounts paid to KILICO by or on behalf of a Contract Owner.


     QUALIFIED PLAN CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.


     SEPARATE ACCOUNT--A unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940 known as the KILICO Variable Annuity Separate Account.

     SEPARATE ACCOUNT CONTRACT VALUE--The sum of the Owner's Contract interest in the Subaccount(s).

     SUBACCOUNTS--The twenty-six subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios.

     SUBACCOUNT VALUE--The value of the Owner's Contract interest in each Subaccount.

     UNITHOLDER--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

     VALUATION DATE--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required. (See "Accumulation Unit Value.")

     VALUATION PERIOD--The interval of time between two consecutive Valuation Dates.

     VARIABLE ANNUITY--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which the Owner's Contract has an interest.

     WITHDRAWAL CHARGE--The "contingent deferred sales charge" assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitization of Accumulation Units in their first six Contribution Years.

     WITHDRAWAL VALUE--Contract Value less Debt, and any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

                                    SUMMARY

The Contracts described in the Prospectus provide a way to invest on a tax-deferred basis and to receive annuity benefits in accordance with the annuity option selected and the retirement plan under which the Contract has been purchased. The Prospectus offers both Non-Qualified Plan and Qualified Plan Contracts. KILICO makes several underlying investment options, including twenty-six variable Subaccounts and a Fixed Accumulation Option, available for the Contract Owner to pursue his or her investment objectives.


The minimum initial Purchase Payment for a Non-Qualified Plan Contract is $2,500 and the minimum subsequent payment is $500. The minimum Purchase Payment for a Qualified Plan Contract is $50. However, so long as annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, a periodic payment for a Qualified Plan Contract under $50 will be accepted. For a Non-Qualified Plan Contract a minimum of $500 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Plan Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, another such investment option may be selected. The maximum Purchase Payment for a Qualified Plan Contract is the maximum permitted under the plan pursuant to which the Contract is issued. The Contract Owner may make Purchase Payments to Non-Qualified Plan Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing KILICO to draw on an account of the Contract Owner via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). (See "The Contracts," page 15.)



KILICO provides for variable accumulations and benefits under the Contracts by crediting purchase payments to one or more Subaccounts of the Separate Account as selected by the Contract Owner. Each Subaccount invests in a corresponding Portfolio of one of the Funds. (See "The Funds" page 11.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds selected by the Contract Owner.



KILICO also provides for fixed accumulations and benefits under the Contracts in the Fixed Accumulation Option of the General Account. Any portion of the purchase payment allocated to the Fixed Accumulation Option is credited with interest daily at a rate periodically declared by KILICO in its sole discretion, but not less than 3%. (See "Fixed Accumulation Option," page 15.)


The investment risk under the Contracts is borne by the Contract Owner, except to the extent that Contract Values are allocated to the Fixed Accumulation Option and are guaranteed to earn at least 3% interest.

Transfers between Subaccounts are permitted before and after annuitization, if allowed by the applicable retirement plan and subject to certain limitations. Restrictions apply to transfers out of the Fixed Accumulation Option. (See "Transfer During Accumulation Period" and "Transfer During Annuity Period," pages 17 and 24, respectively.)



No sales charge is deducted from any Purchase Payment. A Contract Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If the Contract Owner withdraws an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge ("Withdrawal Charge"). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See "Withdrawal Charge," page 21.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under "Withdrawal Charge." However, in no event shall the aggregate Withdrawal Charges assessed against a Contract exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters", page 25.)



KILICO makes charges under the Contract for assuming the mortality and expense risk and administrative expenses under the Contract, for records maintenance, and for any applicable premium taxes. (See "Asset-Based Charges Against the Separate Account," page 20.) The Funds will incur certain management fees and other expenses. (See "Summary of Expenses", "Investment Management Fees and Other Expenses" and the Funds' Prospectuses for such information.)



The Contracts may be purchased in connection with retirement plans which qualify either under Section 401 or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code") or as individual retirement annuities established under
Section 408 of the Code, including Roth IRAs established under Section 408A of the Code. The Contracts are also available in connection with state and municipal deferred compensation plans and other entities qualified under Section 457 of the Code and under other deferred compensation arrangements, and are also offered under other retirement plans which may not qualify for similar tax advantages. (See "Taxation of Annuities in General," page 26 and "Qualified Plans," page 29.)



A Contract Owner has the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to KILICO. Upon receipt by KILICO, the Contract will be cancelled and a refund will be made. The amount of the refund will depend on the state in which the Contract is issued; however, it generally will be an amount at least equal to the Contract Value. (See "The Contracts," page 15.) In addition, a special "free look" period applies in some circumstances to Contracts issued as individual retirement annuities under
Section 408 of the Code or as Roth IRAs under Section 408A of the Code.

                              SUMMARY OF EXPENSES
CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of purchase payments).................................................  None
Contingent Deferred Sales Load (as a percentage of amount
  surrendered)(1)
                                              Year of
                                              Withdrawal
                                              After Purchase
                                              First year....    6%
                                              Second year...    5%
                                              Third year....    4%
                                              Fourth year...    3%
                                              Fifth year....    2%
                                              Sixth year....    1%
                                              Seventh year
                                              and
                                              following.....    0%
Surrender Fees..............................................  None
Exchange Fee................................................  None
ANNUAL CONTRACT FEE (Records Maintenance Charge)(2).........   $36


        SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)
Mortality and Expense Risk...           1.00%
Administration...............            .30%
Account Fees and Expenses....              0%
Total Separate Account Annual
  Expenses...................           1.30%

                        FUND ANNUAL EXPENSES

                        (as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 1997)


                                              KEMPER   KEMPER                           KEMPER                      KEMPER
                                              MONEY    TOTAL      KEMPER     KEMPER   GOVERNMENT      KEMPER       SMALL CAP
                                              MARKET   RETURN   HIGH YIELD   GROWTH   SECURITIES   INTERNATIONAL    GROWTH
                                              ------   ------   ----------   ------   ----------   -------------   ---------
                               Management
                                Fees.........  .50%     .55%       .60%       .60%       .55%           .75%          .65%
                               Other
                                Expenses.....  .05      .05        .05        .05        .09            .16           .06
                                               ---      ---        ---        ---        ---            ---           ---
                               Total
                                Portfolio
                                Annual
                                Expenses.....  .55%     .60%       .65%       .65%       .64%           .91%          .71%
                                               ===      ===        ===        ===        ===            ===           ===

                                                 KEMPER       KEMPER      KEMPER     KEMPER   KEMPER    KEMPER    KEMPER
                                               INVESTMENT   CONTRARIAN     SMALL     VALUE+   HORIZON   HORIZON   HORIZON
                                               GRADE BOND     VALUE      CAP VALUE   GROWTH     20+       10+        5
                                               ----------   ----------   ---------   ------   -------   -------   -------
                               Management
                                Fees.........     .60%         .75%         .75%      .75%      .60%      .60%      .60%
                               Other
                                Expenses.....     .20          .05          .09       .09       .33       .23       .37
                                                  ---          ---          ---       ---       ---       ---       ---
                               Total
                                Portfolio
                                Annual
                                Expenses.....     .80%         .80%         .84%      .84%      .93%      .83%      .97%
                                                  ===          ===          ===       ===       ===       ===       ===


                        FUND ANNUAL EXPENSES

                        (as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 1997)



                                                            JANUS        JANUS                     JANUS      LEXINGTON
                                                JANUS     AGGRESSIVE   WORLDWIDE      JANUS      SHORT-TERM    NATURAL
                                              GROWTH(3)   GROWTH(3)    GROWTH(3)   BALANCED(3)    BOND(3)     RESOURCES
                                              ---------   ----------   ---------   -----------   ----------   ---------
                               Management
                                Fees.........    .65%        .73%         .66%         .76%         .39%        1.00%
                               Other
                                Expenses.....    .05         .03          .08          .07          .26          .25
                                                 ---         ---          ---          ---          ---         ----
                               Total
                                Portfolio
                                Annual
                                Expenses.....    .70%        .76%         .74%         .83%         .65%        1.25%
                                                 ===         ===          ===          ===          ===         ====

                                                           FIDELITY                 FIDELITY    FIDELITY   FIDELITY
                                               LEXINGTON      VIP      FIDELITY      VIP II      VIP II     VIP II
                                               EMERGING     EQUITY-       VIP        ASSET       INDEX     CONTRA-
                                                MARKETS    INCOME(4)   GROWTH(4)   MANAGER(4)    500(5)    FUND(4)
                                               ---------   ---------   ---------   ----------   --------   --------
                               Management
                                Fees.........     .85%        .50%        .60%        .55%        .24%       .60%
                               Other
                                Expenses.....     .99         .08         .09         .10         .04        .11
                                                 ----         ---         ---         ---         ---        ---
                               Total
                                Portfolio
                                Annual
                                Expenses.....    1.84%        .58%        .69%        .65%        .28%       .71%
                                                 ====         ===         ===         ===         ===        ===


(1) A Contract Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. Under certain circumstances the contingent deferred sales charge may be reduced or waived, including when certain annuity options are selected.


(2) The Records Maintenance Charge will be waived for Contracts issued on or after March 1, 1997 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Plan Contracts with a Contract Value exceeding $50,000 on the date of assessment.



(3) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation. Without such waivers, the Management Fee, Other Expenses and Total Portfolio Annual Expenses for the Portfolios for the fiscal year ended December 31, 1997 would have been .74%, .04% and .78%, respectively, for the Growth and Aggressive Growth Portfolios; .72%, .09% and .81% for the Worldwide Growth Portfolio; .77%, .06% and .83% for the Balanced Portfolio; and
 .65%, .29% and .94% for the Short-Term Bond Portfolio. See the prospectus and Statement of Additional Information of Janus Aspen Series for a description of these waivers.



(4) A portion of the brokerage commissions that certain funds pay was used to reduce funds' expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the Total Portfolio Annual Expenses for the Portfolios for the fiscal year ended December 31, 1997 would have been .57% for the Fidelity VIP Equity-Income Portfolio, .67% for the Fidelity VIP Growth Portfolio, .64% for the Fidelity VIP II Asset Manager Portfolio and .68% for the Fidelity VIP II Contrafund Portfolio.



(5) FMR agreed to reimburse a portion of the Fidelity VIP II Index 500 Portfolio's expenses during this period. Without this reimbursement, the Management Fee, Other Expenses and Total Portfolio Annual Expenses for the Portfolio for the fiscal year ended December 31, 1997 would have been .27%, .13% and .40%, respectively, on an annualized basis.

                                    EXAMPLE


                                                                      SUBACCOUNT            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                      ----------            ------   -------   -------   --------
If you surrender your contract at the end of the
applicable time period:   You would pay the following
                          expenses on a $1,000 investment,
                          assuming 5% annual return on
                          assets:
                                                            Kemper Money Market               82       107       132       235
                                                            Kemper Total Return               83       109       135       241
                                                            Kemper High Yield                 83       110       137       246
                                                            Kemper Growth                     83       110       137       246
                                                            Kemper Government Securities      83       110       137       245
                                                            Kemper International              86       118       150       273
                                                            Kemper Small Cap Growth           84       112       140       252
                                                            Kemper Investment Grade Bond      85       115       145       261
                                                            Kemper Contrarian Value           85       115       145       261
                                                            Kemper Small Cap Value            85       116       147       266
                                                            Kemper Value+Growth               85       116       147       266
                                                            Kemper Horizon 20+                86       118       151       275
                                                            Kemper Horizon 10+                85       116       146       265
                                                            Kemper Horizon 5                  86       120       153       279
                                                            Janus Growth                      84       112       140       251
                                                            Janus Aggressive Growth           84       113       143       257
                                                            Janus Worldwide Growth            84       113       142       255
                                                            Janus Balanced                    85       116       146       265
                                                            Janus Short-Term Bond             83       110       137       246
                                                            Lexington Natural Resources       89       128       167       307
                                                            Lexington Emerging Markets        95       145       196       364
                                                            Fidelity VIP Equity--Income       83       108       134       238
                                                            Fidelity VIP Growth               84       111       139       250
                                                            Fidelity VIP II Asset Manager     83       110       137       246
                                                            Fidelity VIP II Index 500         80        99       118       206
                                                            Fidelity VIP II Contrafund        84       112       140       252
If you do not surrender your contract: You would pay the
  following expenses on a $1,000 investment, assuming 5%
  annual return on assets:
                                                            Kemper Money Market               21        64       109       235
                                                            Kemper Total Return               21        65       112       241
                                                            Kemper High Yield                 22        67       114       246
                                                            Kemper Growth                     22        67       114       246
                                                            Kemper Government Securities      22        66       114       245
                                                            Kemper International              24        75       128       273
                                                            Kemper Small Cap Growth           22        69       117       252
                                                            Kemper Investment Grade Bond      23        71       122       261
                                                            Kemper Contrarian Value           23        71       122       261
                                                            Kemper Small Cap Value            24        73       124       266
                                                            Kemper Value+Growth               24        73       124       266
                                                            Kemper Horizon 20+                24        75       129       275
                                                            Kemper Horizon 10+                23        72       124       265
                                                            Kemper Horizon 5                  25        77       131       279
                                                            Janus Growth                      22        68       117       251
                                                            Janus Aggressive Growth           23        70       120       257
                                                            Janus Worldwide Growth            23        69       119       255
                                                            Janus Balanced                    23        72       124       265
                                                            Janus Short-Term Bond             22        67       114       246
                                                            Lexington Natural Resources       28        85       145       307
                                                            Lexington Emerging Markets        34       103       175       364
                                                            Fidelity VIP Equity--Income       21        65       111       238
                                                            Fidelity VIP Growth               22        68       116       250
                                                            Fidelity VIP II Asset Manager     22        67       114       246
                                                            Fidelity VIP II Index 500         18        55        95       206
                                                            Fidelity VIP II Contrafund        22        69       117       252


The purpose of the preceding table which includes the "SUMMARY OF EXPENSES" on the prior page, is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of both the Separate Account and the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES AND DOES NOT INCLUDE THE DEDUCTION OF STATE PREMIUM TAXES, WHICH MAY BE ASSESSED BEFORE OR UPON ANNUITIZATION. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Janus Portfolios, Lexington Portfolios and Fidelity Portfolios have been provided by Janus Capital Corporation, Lexington Management Corporation and Fidelity Management & Research Corporation, respectively, and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge, it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

                        CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.

Selected data for the last ten years for accumulation units outstanding as of the year ended December 31st for each period:

                                                              FLEXIBLE PAYMENT CONTRACTS
                                                    ----------------------------------------------
                                                      1997     1996+    1995****   1994***   1993
                                                      ----     -----    --------   -------   ----
TAX QUALIFIED
Accumulation unit value at beginning of period
Kemper Money Market Subaccount....................  $  2.297    2.208     2.111     2.051    2.014
Kemper Total Return Subaccount....................     5.473    4.735     3.796     4.236    3.816
Kemper High Yield Subaccount......................     5.738    5.082     4.372     4.517    3.802
Kemper Growth Subaccount..........................     5.303    4.404     3.345     3.520    3.102
Kemper Government Securities Subaccount*..........     1.599    1.575     1.337     1.388    1.317
Kemper International Subaccount**.................     1.590    1.379     1.234     1.293     .983
Kemper Small Cap Growth Subaccount***.............     1.686    1.330     1.033
Kemper Investment Grade Bond Subaccount+..........     1.029       --
Kemper Contrarian Value Subaccount+...............     1.166       --
Kemper Small Cap Value Subaccount+................     1.012       --
Kemper Value+Growth Subaccount+...................     1.138       --
Kemper Horizon 20+ Subaccount+....................     1.146       --
Kemper Horizon 10+ Subaccount+....................     1.106       --
Kemper Horizon 5 Subaccount+......................     1.089       --
Janus Growth Subaccount****.......................    16.021   13.662        --
Janus Aggressive Growth Subaccount****............    18.309   17.132        --
Janus Worldwide Growth Subaccount****.............    19.565   15.315        --
Janus Balanced Subaccount****.....................    15.059   13.092        --
Janus Short-Term Bond Subaccount****..............    10.501   10.201        --
Lexington Natural Resources Subaccount****........    14.211   11.315        --
Lexington Emerging Markets Subaccount****.........    10.048    9.445        --
Fidelity VIP Equity-- Income Subaccount+..........    20.891       --
Fidelity VIP Growth Subaccount+...................    30.933       --
Fidelity VIP II Asset Manager Subaccount+.........    16.818       --
Fidelity VIP II Index 500 Subaccount+.............    88.539       --
Fidelity VIP II Contrafund Subaccount+............    16.450       --
Accumulation unit value at end of period
Kemper Money Market Subaccount....................  $  2.394    2.297     2.208     2.111    2.051
Kemper Total Return Subaccount....................     6.501    5.473     4.735     3.796    4.236
Kemper High Yield Subaccount......................     6.341    5.738     5.082     4.372    4.517
Kemper Growth Subaccount..........................     6.371    5.303     4.404     3.345    3.520

                                                            FLEXIBLE PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                    1992**    1991     1990    1989*     1988
                                                    ------    ----     ----    -----     ----
TAX QUALIFIED
Accumulation unit value at beginning of period
Kemper Money Market Subaccount....................   1.966    1.875    1.751    1.621    1.523
Kemper Total Return Subaccount....................   3.790    2.776    2.669    2.174    1.960
Kemper High Yield Subaccount......................   3.261    2.169    2.591    2.651    2.311
Kemper Growth Subaccount..........................   3.025    1.916    1.923    1.515    1.524
Kemper Government Securities Subaccount*..........   1.256    1.101    1.013
Kemper International Subaccount**.................   1.000
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Subaccount****........
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Accumulation unit value at end of period
Kemper Money Market Subaccount....................   2.014    1.966    1.875    1.751    1.621
Kemper Total Return Subaccount....................   3.816    3.790    2.776    2.669    2.174
Kemper High Yield Subaccount......................   3.802    3.261    2.169    2.591    2.651
Kemper Growth Subaccount..........................   3.102    3.025    1.916    1.923    1.515

                                                              PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
TAX QUALIFIED
Accumulation unit value at beginning of period
Kemper Money Market Subaccount....................    2.199    2.120     2.033      1.981     1.950
Kemper Total Return Subaccount....................    5.239    4.546     3.656      4.092     3.696
Kemper High Yield Subaccount......................    5.493    4.879     4.210      4.363     3.683
Kemper Growth Subaccount..........................    5.102    4.250     3.238      3.417     3.020
Kemper Government Securities Subaccount*..........    1.566    1.547     1.317      1.371     1.305
Kemper International Subaccount**.................    1.567    1.363     1.223      1.285      .980
Kemper Small Cap Growth Subaccount***.............    1.673    1.323     1.031
Kemper Investment Grade Bond Subaccount+..........    1.027       --
Kemper Contrarian Value Subaccount+...............    1.164       --
Kemper Small Cap Value Subaccount+................    1.010       --
Kemper Value+Growth Subaccount+...................    1.136       --
Kemper Horizon 20+ Subaccount+....................    1.144       --
Kemper Horizon 10+ Subaccount+....................    1.104       --
Kemper Horizon 5 Subaccount+......................    1.086       --
Janus Growth Subaccount****.......................   15.960   13.650        --
Janus Aggressive Growth Subaccount****............   18.238   17.117        --
Janus Worldwide Growth Subaccount****.............   19.490   15.302        --
Janus Balanced Subaccount****.....................   15.001   13.081        --
Janus Short-Term Bond Subaccount****..............   10.460   10.192        --
Lexington Natural Resources Subaccount****........   14.154   11.305        --
Lexington Emerging Markets Subaccount****.........   10.009    9.436        --
Fidelity VIP Equity-- Income Subaccount+..........   20.849       --
Fidelity VIP Growth Subaccount+...................   30.872       --
Fidelity VIP II Asset Manager Subaccount+.........   16.784       --
Fidelity VIP II Index 500 Subaccount+.............   88.364       --
Fidelity VIP II Contrafund Subaccount+............   16.418       --
Accumulation unit value at end of period
Kemper Money Market Subaccount....................    2.285    2.199     2.120      2.033     1.981
Kemper Total Return Subaccount....................    6.205    5.239     4.546      3.656     4.092
Kemper High Yield Subaccount......................    6.052    5.493     4.879      4.210     4.363
Kemper Growth Subaccount..........................    6.112    5.102     4.250      3.238     3.417

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -------------------------------------------
                                                    1992**     1991     1990    1989*     1988
                                                    ------     ----     ----    -----     ----
TAX QUALIFIED
Accumulation unit value at beginning of period
Kemper Money Market Subaccount....................    1.910    1.827    1.712    1.589    1.498
Kemper Total Return Subaccount....................    3.682    2.705    2.609    2.131    1.927
Kemper High Yield Subaccount......................    3.168    2.114    2.533    2.599    2.272
Kemper Growth Subaccount..........................    2.954    1.876    1.889    1.492    1.506
Kemper Government Securities Subaccount*..........    1.248    1.097    1.012
Kemper International Subaccount**.................    1.000
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Subaccount****........
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Accumulation unit value at end of period
Kemper Money Market Subaccount....................    1.950    1.910    1.827    1.712    1.589
Kemper Total Return Subaccount....................    3.696    3.682    2.705    2.609    2.131
Kemper High Yield Subaccount......................    3.683    3.168    2.114    2.533    2.599
Kemper Growth Subaccount..........................    3.020    2.954    1.876    1.889    1.492


           (CONTINUED ON NEXT PAGE)

                                                              FLEXIBLE PAYMENT CONTRACTS
                                                    ----------------------------------------------
                                                      1997     1996+    1995****   1994***   1993
                                                      ----     -----    --------   -------   ----
Kemper Government Securities Subaccount*..........  $  1.725    1.599     1.575     1.337    1.388
Kemper International Subaccount**.................     1.723    1.590     1.379     1.234    1.293
Kemper Small Cap Growth Subaccount***.............     2.240    1.686     1.330     1.033
Kemper Investment Grade Bond Subaccount+..........     1.111    1.029
Kemper Contrarian Value Subaccount+...............     1.505    1.166
Kemper Small Cap Value Subaccount+................     1.220    1.012
Kemper Value+Growth Subaccount+...................     1.414    1.138
Kemper Horizon 20+ Subaccount+....................     1.367    1.146
Kemper Horizon 10+ Subaccount+....................     1.279    1.106
Kemper Horizon 5 Subaccount+......................     1.215    1.089
Janus Growth Subaccount****.......................    19.471   16.021    13.662
Janus Aggressive Growth Subaccount****............    20.423   18.309    17.132
Janus Worldwide Growth Subaccount****.............    23.663   19.565    15.315
Janus Balanced Subaccount****.....................    18.205   15.059    13.092
Janus Short-Term Bond Subaccount****..............    11.096   10.501    10.201
Lexington Natural Resources Subaccount****........    15.089   14.211    11.315
Lexington Emerging Markets Subaccount****.........     8.799   10.048     9.445
Fidelity VIP Equity-- Income Subaccount+..........    26.497   20.891
Fidelity VIP Growth Subaccount+...................    37.821   30.933
Fidelity VIP II Asset Manager Subaccount+.........    20.090   16.818
Fidelity VIP II Index 500 Subaccount+.............   116.327   88.539
Fidelity VIP II Contrafund Subaccount+............    20.220   16.450

Number of accumulation units outstanding at end of
 period (000's omitted)
Kemper Money Market Subaccount....................  $    633      770       591       733      844
Kemper Total Return Subaccount....................       864      990     1,067     1,299    1,511
Kemper High Yield Subaccount......................       323      422       506       532      657
Kemper Growth Subaccount..........................       227      260       286       238      222
Kemper Government Securities Subaccount*..........       149      165       273       237      257
Kemper International Subaccount**.................       376      429       612       625      284
Kemper Small Cap Growth Subaccount***.............       195      132        81        14
Kemper Investment Grade Bond Subaccount+..........        13       --
Kemper Contrarian Value Subaccount+...............        59        8
Kemper Small Cap Value Subaccount+................         3       --
Kemper Value+Growth Subaccount+...................        24       12

                                                            FLEXIBLE PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                    1992**    1991     1990    1989*     1988
                                                    ------    ----     ----    -----     ----
Kemper Government Securities Subaccount*..........   1.317    1.256    1.101    1.013
Kemper International Subaccount**.................    .983
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Subaccount****........
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............

Number of accumulation units outstanding at end of
 period (000's omitted)
Kemper Money Market Subaccount....................   1,081    1,720    2,388    2,417    3,127
Kemper Total Return Subaccount....................   1,859    1,924    2,355    2,888    3,652
Kemper High Yield Subaccount......................     670      723      885    1,587    2,104
Kemper Growth Subaccount..........................     303      255      251      578      489
Kemper Government Securities Subaccount*..........     267      288      170      168
Kemper International Subaccount**.................      91
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................

                                                              PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Kemper Government Securities Subaccount*..........    1.684    1.566     1.547      1.317     1.371
Kemper International Subaccount**.................    1.693    1.567     1.363      1.223     1.285
Kemper Small Cap Growth Subaccount***.............    2.216    1.673     1.323      1.031
Kemper Investment Grade Bond Subaccount+..........    1.105    1.027
Kemper Contrarian Value Subaccount+...............    1.498    1.164
Kemper Small Cap Value Subaccount+................    1.214    1.010
Kemper Value+Growth Subaccount+...................    1.407    1.136
Kemper Horizon 20+ Subaccount+....................    1.360    1.144
Kemper Horizon 10+ Subaccount+....................    1.273    1.104
Kemper Horizon 5 Subaccount+......................    1.209    1.086
Janus Growth Subaccount****.......................   19.338   15.960    13.650
Janus Aggressive Growth Subaccount****............   20.284   18.238    17.117
Janus Worldwide Growth Subaccount****.............   23.502   19.490    15.302
Janus Balanced Subaccount****.....................   18.081   15.001    13.081
Janus Short-Term Bond Subaccount****..............   11.020   10.460    10.192
Lexington Natural Resources Subaccount****........   14.971   14.154    11.305
Lexington Emerging Markets Subaccount****.........    8.739   10.009     9.436
Fidelity VIP Equity-- Income Subaccount+..........   26.366   20.849
Fidelity VIP Growth Subaccount+...................   37.631   30.872
Fidelity VIP II Asset Manager Subaccount+.........   19.991   16.784
Fidelity VIP II Index 500 Subaccount+.............  115.754   88.364
Fidelity VIP II Contrafund Subaccount+............   20.120   16.418

Number of accumulation units outstanding at end of
 period (000's omitted)
Kemper Money Market Subaccount....................   11,579   10,827    10,881     15,997    14,891
Kemper Total Return Subaccount....................   82,149   89,982   100,774    110,428   108,395
Kemper High Yield Subaccount......................   22,729   24,077    25,327     26,546    26,749
Kemper Growth Subaccount..........................   54,987   58,672    60,187     58,845    50,289
Kemper Government Securities Subaccount*..........   15,434   18,485    21,771     24,332    31,898
Kemper International Subaccount**.................   55,729   62,425    63,495     61,490    38,844
Kemper Small Cap Growth Subaccount***.............   33,789   25,931    17,371      8,304
Kemper Investment Grade Bond Subaccount+..........      694      326
Kemper Contrarian Value Subaccount+...............   18,995    4,864
Kemper Small Cap Value Subaccount+................   10,593    3,784
Kemper Value+Growth Subaccount+...................    4,889      986

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -------------------------------------------
                                                    1992**     1991     1990    1989*     1988
                                                    ------     ----     ----    -----     ----
Kemper Government Securities Subaccount*..........    1.305    1.248    1.097    1.012
Kemper International Subaccount**.................     .980
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Subaccount****........
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............

Number of accumulation units outstanding at end of
 period (000's omitted)
Kemper Money Market Subaccount....................   12,605   14,973   21,581   14,185   16,953
Kemper Total Return Subaccount....................  100,100   81,776   70,620   68,024   63,669
Kemper High Yield Subaccount......................   22,202   19,861   22,623   28,032   22,281
Kemper Growth Subaccount..........................   42,078   28,271   22,451   19,163   17,780
Kemper Government Securities Subaccount*..........   28,368   23,035   12,918    7,794
Kemper International Subaccount**.................   10,372
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................


           (CONTINUED ON NEXT PAGE)

                                                              FLEXIBLE PAYMENT CONTRACTS
                                                    ----------------------------------------------
                                                      1997     1996+    1995****   1994***   1993
                                                      ----     -----    --------   -------   ----
Kemper Horizon 20+ Subaccount+....................  $     --       --
Kemper Horizon 10+ Subaccount+....................        10       10
Kemper Horizon 5 Subaccount+......................        --       --
Janus Growth Subaccount****.......................        11        9        --
Janus Aggressive Growth Subaccount****............        --        1        --
Janus Worldwide Growth Subaccount****.............         9        3        --
Janus Balanced Subaccount****.....................         4        3        --
Janus Short-Term Bond Subaccount****..............        --       --        --
Lexington Natural Resources Subaccount****........         7        7        --
Lexington Emerging Markets Subaccount****.........         6        1        --
Fidelity VIP Equity-- Income Subaccount+..........         2        1
Fidelity VIP Growth Subaccount+...................        --       --
Fidelity VIP II Asset Manager Subaccount+.........         1       --
Fidelity VIP II Index 500 Subaccount+.............        --       --
Fidelity VIP II Contrafund Subaccount+............        --       --

NON-TAX QUALIFIED
Accumulation unit value at beginning of period
Kemper Money Market Subaccount....................  $  2.297    2.208     2.111     2.051    2.014
Kemper Total Return Subaccount....................     5.068    4.384     3.515     3.922    3.533
Kemper High Yield Subaccount......................     5.494    4.865     4.186     4.325    3.640
Kemper Growth Subaccount..........................     5.285    4.389     3.334     3.508    3.091
Kemper Government Securities Subaccount*..........     1.599    1.575     1.337     1.388    1.317
Kemper International Subaccount**.................     1.590    1.379     1.234     1.293     .983
Kemper Small Cap Growth Subaccount***.............     1.686    1.330     1.033
Kemper Investment Grade Bond Subaccount+..........     1.029       --
Kemper Contrarian Value Subaccount+...............     1.166       --
Kemper Small Cap Value Subaccount+................     1.012       --
Kemper Value+Growth Subaccount+...................     1.138       --
Kemper Horizon 20+ Subaccount+....................     1.146       --
Kemper Horizon 10+ Subaccount+....................     1.106       --
Kemper Horizon 5 Subaccount+......................     1.089       --
Janus Growth
 Subaccount****...................................    16.021   13.662        --
Janus Aggressive Growth Subaccount****............    18.309   17.132        --
Janus Worldwide Growth Subaccount****.............    19.565   15.315        --
Janus Balanced Subaccount****.....................    15.059   13.092        --

                                                            FLEXIBLE PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                    1992**    1991     1990    1989*     1988
                                                    ------    ----     ----    -----     ----
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Subaccount****........
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............

NON-TAX QUALIFIED
Accumulation unit value at beginning of period
Kemper Money Market Subaccount....................   1.966    1.875    1.751    1.621    1.523
Kemper Total Return Subaccount....................   3.509    2.570    2.471    2.013    1.815
Kemper High Yield Subaccount......................   3.122    2.077    2.481    2.538    2.213
Kemper Growth Subaccount..........................   3.014    1.909    1.917    1.509    1.518
Kemper Government Securities Subaccount*..........   1.256    1.101    1.013
Kemper International Subaccount**.................   1.000
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth
 Subaccount****...................................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................

                                                              PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Kemper Horizon 20+ Subaccount+....................    1,170      406
Kemper Horizon 10+ Subaccount+....................    1,616      634
Kemper Horizon 5 Subaccount+......................      917      243
Janus Growth Subaccount****.......................    1,357      976       168
Janus Aggressive Growth Subaccount****............      893      937       121
Janus Worldwide Growth Subaccount****.............    3,418    1,413        95
Janus Balanced Subaccount****.....................      661      360       132
Janus Short-Term Bond Subaccount****..............       86       63        13
Lexington Natural Resources Subaccount****........      347      243        58
Lexington Emerging Markets Subaccount****.........      598      443        80
Fidelity VIP Equity-- Income Subaccount+..........      777      263
Fidelity VIP Growth Subaccount+...................      275      116
Fidelity VIP II Asset Manager Subaccount+.........      134       55
Fidelity VIP II Index 500 Subaccount+.............      295       53
Fidelity VIP II Contrafund Subaccount+............    1,109      488

NON-TAX QUALIFIED
Accumulation unit value at beginning of period
Kemper Money Market Subaccount....................    2.199    2.120     2.033      1.981     1.950
Kemper Total Return Subaccount....................    4.882    4.236     3.406      3.812     3.444
Kemper High Yield Subaccount......................    5.351    4.753     4.101      4.250     3.588
Kemper Growth Subaccount..........................    5.095    4.244     3.233      3.412     3.015
Kemper Government Securities Subaccount*..........    1.566    1.547     1.317      1.371     1.305
Kemper International Subaccount**.................    1.567    1.363     1.223      1.285      .980
Kemper Small Cap Growth Subaccount***.............    1.673    1.323     1.031
Kemper Investment Grade Bond Subaccount+..........    1.027       --
Kemper Contrarian Value Subaccount+...............    1.164       --
Kemper Small Cap Value Subaccount+................    1.010       --
Kemper Value+Growth Subaccount+...................    1.136       --
Kemper Horizon 20+ Subaccount+....................    1.144       --
Kemper Horizon 10+ Subaccount+....................    1.104       --
Kemper Horizon 5 Subaccount+......................    1.086       --
Janus Growth
 Subaccount****...................................   15.960   13.650        --
Janus Aggressive Growth Subaccount****............   18.238   17.117        --
Janus Worldwide Growth Subaccount****.............   19.490   15.302        --
Janus Balanced Subaccount****.....................   15.001   13.081        --

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -------------------------------------------
                                                    1992**     1991     1990    1989*     1988
                                                    ------     ----     ----    -----     ----
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Subaccount****........
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............

NON-TAX QUALIFIED
Accumulation unit value at beginning of period
Kemper Money Market Subaccount....................    1.910    1.827    1.712    1.589    1.498
Kemper Total Return Subaccount....................    3.431    2.520    2.431    1.986    1.796
Kemper High Yield Subaccount......................    3.086    2.059    2.467    2.532    2.214
Kemper Growth Subaccount..........................    2.949    1.873    1.887    1.490    1.503
Kemper Government Securities Subaccount*..........    1.248    1.097    1.012
Kemper International Subaccount**.................    1.000
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth
 Subaccount****...................................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................


           (CONTINUED ON NEXT PAGE)

                                                              FLEXIBLE PAYMENT CONTRACTS
                                                    ----------------------------------------------
                                                      1997     1996+    1995****   1994***   1993
                                                      ----     -----    --------   -------   ----
Janus Short-Term Bond Subaccount****..............  $ 10.239   10.201        --
Lexington Natural Resources Trust****
 Subaccount.......................................    14.211   11.315        --
Lexington Emerging Markets Subaccount****.........    10.048    9.445        --
Fidelity VIP Equity-- Income Subaccount+..........    20.891       --
Fidelity VIP Growth Subaccount+...................    30.933       --
Fidelity VIP II Asset Manager Subaccount+.........    16.818       --
Fidelity VIP II Index 500 Subaccount+.............    88.539       --
Fidelity VIP II Contrafund Subaccount+............    16.450       --
Accumulation unit value at end of period
Kemper Money Market Subaccount....................  $  2.394    2.297     2.208     2.111    2.051
Kemper Total Return Subaccount....................     6.019    5.068     4.384     3.515    3.922
Kemper High Yield Subaccount......................     6.071    5.494     4.865     4.186    4.325
Kemper Growth Subaccount..........................     6.350    5.285     4.389     3.334    3.508
Kemper Government Securities Subaccount*..........     1.725    1.599     1.575     1.337    1.388
Kemper International Subaccount**.................     1.723    1.590     1.379     1.234    1.293
Kemper Small Cap Growth Subaccount***.............     2.240    1.686     1.330     1.033
Kemper Investment Grade Bond Subaccount+..........     1.111    1.029
Kemper Contrarian Value Subaccount+...............     1.505    1.166
Kemper Small Cap Value Subaccount+................     1.220    1.012
Kemper Value+Growth Subaccount+...................     1.414    1.138
Kemper Horizon 20+ Subaccount+....................     1.367    1.146
Kemper Horizon 10+ Subaccount+....................     1.279    1.106
Kemper Horizon 5 Subaccount+......................     1.215    1.089
Janus Growth Subaccount****.......................    19.471   16.021    13.662
Janus Aggressive Growth Subaccount****............    20.423   18.309    17.132
Janus Worldwide Growth Subaccount****.............    23.663   19.565    15.315
Janus Balanced Subaccount****.....................    18.205   15.059    13.092
Janus Short-Term Bond Subaccount****..............    11.096   10.239    10.201
Lexington Natural Resources Trust
 Subaccount****...................................    15.089   14.211    11.315
Lexington Emerging Markets Subaccount****.........     8.799   10.048     9.445
Fidelity VIP Equity-- Income Subaccount+..........    26.497   20.891
Fidelity VIP Growth Subaccount+...................    37.821   30.933
Fidelity VIP II Asset Manager Subaccount+.........    20.090   16.818
Fidelity VIP II Index 500 Subaccount+.............   116.327   88.539

                                                            FLEXIBLE PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                    1992**    1991     1990    1989*     1988
                                                    ------    ----     ----    -----     ----
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Trust****
 Subaccount.......................................
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Accumulation unit value at end of period
Kemper Money Market Subaccount....................   2.014    1.966    1.875    1.751    1.621
Kemper Total Return Subaccount....................   3.533    3.509    2.570    2.471    2.013
Kemper High Yield Subaccount......................   3.640    3.122    2.077    2.481    2.538
Kemper Growth Subaccount..........................   3.091    3.014    1.909    1.917    1.509
Kemper Government Securities Subaccount*..........   1.317    1.256    1.101    1.013
Kemper International Subaccount**.................    .983
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Trust
 Subaccount****...................................
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............

                                                              PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Janus Short-Term Bond Subaccount****..............   10.460   10.192        --
Lexington Natural Resources Trust****
 Subaccount.......................................   14.154   11.305        --
Lexington Emerging Markets Subaccount****.........   10.009    9.436        --
Fidelity VIP Equity-- Income Subaccount+..........   20.849       --
Fidelity VIP Growth Subaccount+...................   30.872       --
Fidelity VIP II Asset Manager Subaccount+.........   16.784       --
Fidelity VIP II Index 500 Subaccount+.............   88.364       --
Fidelity VIP II Contrafund Subaccount+............   16.418       --
Accumulation unit value at end of period
Kemper Money Market Subaccount....................    2.285    2.199     2.120      2.033     1.981
Kemper Total Return Subaccount....................    5.781    4.882     4.236      3.406     3.812
Kemper High Yield Subaccount......................    5.896    5.351     4.753      4.101     4.250
Kemper Growth Subaccount..........................    6.103    5.095     4.244      3.233     3.412
Kemper Government Securities Subaccount*..........    1.684    1.566     1.547      1.317     1.371
Kemper International Subaccount**.................    1.693    1.567     1.363      1.223     1.285
Kemper Small Cap Growth Subaccount***.............    2.216    1.673     1.323      1.031
Kemper Investment Grade Bond Subaccount+..........    1.105    1.027
Kemper Contrarian Value Subaccount+...............    1.498    1.164
Kemper Small Cap Value Subaccount+................    1.214    1.010
Kemper Value+Growth Subaccount+...................    1.407    1.136
Kemper Horizon 20+ Subaccount+....................    1.360    1.144
Kemper Horizon 10+ Subaccount+....................    1.273    1.104
Kemper Horizon 5 Subaccount+......................    1.209    1.086
Janus Growth Subaccount****.......................   19.338   15.960    13.650
Janus Aggressive Growth Subaccount****............   20.284   18.238    17.117
Janus Worldwide Growth Subaccount****.............   23.502   19.490    15.302
Janus Balanced Subaccount****.....................   18.081   15.001    13.081
Janus Short-Term Bond Subaccount****..............   11.020   10.460    10.192
Lexington Natural Resources Trust
 Subaccount****...................................   14.971   14.154    11.305
Lexington Emerging Markets Subaccount****.........    8.739   10.009     9.436
Fidelity VIP Equity-- Income Subaccount+..........   26.366   20.849
Fidelity VIP Growth Subaccount+...................   37.631   30.872
Fidelity VIP II Asset Manager Subaccount+.........   19.991   16.784
Fidelity VIP II Index 500 Subaccount+.............  115.754   88.364

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -------------------------------------------
                                                    1992**     1991     1990    1989*     1988
                                                    ------     ----     ----    -----     ----
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Trust****
 Subaccount.......................................
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............
Accumulation unit value at end of period
Kemper Money Market Subaccount....................    1.950    1.910    1.827    1.712    1.589
Kemper Total Return Subaccount....................    3.444    3.431    2.520    2.431    1.986
Kemper High Yield Subaccount......................    3.588    3.086    2.059    2.467    2.532
Kemper Growth Subaccount..........................    3.015    2.949    1.873    1.887    1.490
Kemper Government Securities Subaccount*..........    1.305    1.248    1.097    1.012
Kemper International Subaccount**.................     .980
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Trust
 Subaccount****...................................
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............


           (CONTINUED ON NEXT PAGE)

                                                              FLEXIBLE PAYMENT CONTRACTS
                                                    ----------------------------------------------
                                                      1997     1996+    1995****   1994***   1993
                                                      ----     -----    --------   -------   ----
Fidelity VIP II Contrafund Subaccount+............  $ 20.220   16.450
Number of accumulation units outstanding at end of
 period (000's omitted)
Kemper Money Market Subaccount....................     4,338    4,762     5,512     6,914    7,153
Kemper Total Return Subaccount....................     4,277    4,838     5,554     6,613    8,042
Kemper High Yield Subaccount......................     2,096    2,440     2,821     3,621    4,517
Kemper Growth Subaccount..........................     1,162    1,396     1,276     1,370    1,671
Kemper Government Securities Subaccount*..........       908    1,187     1,330     1,465    2,101
Kemper International Subaccount**.................     1,006    1,190     1,257     2,450    1,712
Kemper Small Cap Growth Subaccount***.............       657      711       874       227
Kemper Investment Grade Bond Subaccount+..........       303       68
Kemper Contrarian Value Subaccount+...............        95      238
Kemper Small Cap Value Subaccount+................        58        7
Kemper Value+Growth Subaccount+...................       119       33
Kemper Horizon 20+ Subaccount+....................        --       --
Kemper Horizon 10+ Subaccount+....................         9       20
Kemper Horizon 5 Subaccount+......................        42       45
Janus Growth Subaccount****.......................         7       22         2
Janus Aggressive Growth Subaccount****............         6        2        --
Janus Worldwide Growth Subaccount****.............        17       33        --
Janus Balanced Subaccount****.....................        13       10         4
Janus Short-Term Bond Subaccount****..............        --       --         2
Lexington Natural Resources Trust
 Subaccount****...................................         2       --        --
Lexington Emerging Markets Subaccount****.........         2        2         2
Fidelity VIP Equity-- Income Subaccount+..........         5        1
Fidelity VIP Growth Subaccount+...................        --       --
Fidelity VIP II Asset Manager Subaccount+.........         6       --
Fidelity VIP II Index 500 Subaccount+.............        13        1
Fidelity VIP II Contrafund Subaccount+............         3        2

                                                            FLEXIBLE PAYMENT CONTRACTS
                                                    ------------------------------------------
                                                    1992**    1991     1990    1989*     1988
                                                    ------    ----     ----    -----     ----
Fidelity VIP II Contrafund Subaccount+............
Number of accumulation units outstanding at end of
 period (000's omitted)
Kemper Money Market Subaccount....................   8,495   11,926   15,563   19,006   22,047
Kemper Total Return Subaccount....................   8,853    9,586   10,291   12,244   15,032
Kemper High Yield Subaccount......................   4,876    5,240    6,652   11,895   14,871
Kemper Growth Subaccount..........................   2,032    1,773    1,955    1,931    2,890
Kemper Government Securities Subaccount*..........   2,317    2,728    2,442    1,494
Kemper International Subaccount**.................   1,041
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Trust
 Subaccount****...................................
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............

                                                              PERIODIC PAYMENT CONTRACTS
                                                    -----------------------------------------------
                                                     1997     1996+    1995****   1994***    1993
                                                     ----     -----    --------   -------    ----
Fidelity VIP II Contrafund Subaccount+............   20.120   16.418
Number of accumulation units outstanding at end of
 period (000's omitted)
Kemper Money Market Subaccount....................    4,637    3,948     4,839      7,343     6,204
Kemper Total Return Subaccount....................   13,699   17,433    20,342     24,773    26,640
Kemper High Yield Subaccount......................    8,934   10,028    12,047     12,416    14,735
Kemper Growth Subaccount..........................   11,574   14,340    16,369     19,776    17,851
Kemper Government Securities Subaccount*..........   11,033   13,804    17,939     23,487    28,787
Kemper International Subaccount**.................    9,543   12,177    12,074     14,546    15,713
Kemper Small Cap Growth Subaccount***.............    4,509    4,091     3,022      1,242
Kemper Investment Grade Bond Subaccount+..........      338       50
Kemper Contrarian Value Subaccount+...............    9,619    1,625
Kemper Small Cap Value Subaccount+................    1,519      840
Kemper Value+Growth Subaccount+...................      824      454
Kemper Horizon 20+ Subaccount+....................       83        7
Kemper Horizon 10+ Subaccount+....................      261      229
Kemper Horizon 5 Subaccount+......................      192       84
Janus Growth Subaccount****.......................      157       99        14
Janus Aggressive Growth Subaccount****............       85      115        11
Janus Worldwide Growth Subaccount****.............      445      186         7
Janus Balanced Subaccount****.....................      105       42         3
Janus Short-Term Bond Subaccount****..............        9        8        --
Lexington Natural Resources Trust
 Subaccount****...................................       48      100         8
Lexington Emerging Markets Subaccount****.........      130       80         3
Fidelity VIP Equity-- Income Subaccount+..........      120       36
Fidelity VIP Growth Subaccount+...................       39       16
Fidelity VIP II Asset Manager Subaccount+.........       56        5
Fidelity VIP II Index 500 Subaccount+.............       46       10
Fidelity VIP II Contrafund Subaccount+............      125       47

                                                            PERIODIC PAYMENT CONTRACTS
                                                    -------------------------------------------
                                                    1992**     1991     1990    1989*     1988
                                                    ------     ----     ----    -----     ----
Fidelity VIP II Contrafund Subaccount+............
Number of accumulation units outstanding at end of
 period (000's omitted)
Kemper Money Market Subaccount....................    9,820   10,507   11,618    9,243    7,783
Kemper Total Return Subaccount....................   26,043   19,953   18,485   18,671   15,835
Kemper High Yield Subaccount......................   14,424   12,799   11,858   18,281   14,589
Kemper Growth Subaccount..........................   15,849    9,577    7,812    5,542    9,303
Kemper Government Securities Subaccount*..........   28,286   18,252   10,338    2,109
Kemper International Subaccount**.................    3,646
Kemper Small Cap Growth Subaccount***.............
Kemper Investment Grade Bond Subaccount+..........
Kemper Contrarian Value Subaccount+...............
Kemper Small Cap Value Subaccount+................
Kemper Value+Growth Subaccount+...................
Kemper Horizon 20+ Subaccount+....................
Kemper Horizon 10+ Subaccount+....................
Kemper Horizon 5 Subaccount+......................
Janus Growth Subaccount****.......................
Janus Aggressive Growth Subaccount****............
Janus Worldwide Growth Subaccount****.............
Janus Balanced Subaccount****.....................
Janus Short-Term Bond Subaccount****..............
Lexington Natural Resources Trust
 Subaccount****...................................
Lexington Emerging Markets Subaccount****.........
Fidelity VIP Equity-- Income Subaccount+..........
Fidelity VIP Growth Subaccount+...................
Fidelity VIP II Asset Manager Subaccount+.........
Fidelity VIP II Index 500 Subaccount+.............
Fidelity VIP II Contrafund Subaccount+............



   * The Kemper Government Securities Subaccount commenced business on November 6, 1989.


  ** The Kemper International Subaccount commenced business on January 6, 1992.


 *** The Kemper Small Cap Growth Subaccount commenced business on May 2, 1994.

**** The Janus Growth, Aggressive Growth, Worldwide Growth, Balanced, and
     Short-Term Bond Subaccounts and the Lexington Natural Resources Trust and Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.

   + The Kemper Investment Grade Bond, Kemper Contrarian Value, Kemper Small
     Cap Value, Kemper Value+Growth, Kemper Horizon 20+, Kemper Horizon 10+, Kemper Horizon 5, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500 and Fidelity VIP II Contrafund Subaccounts were available under the Contracts on May 1, 1996.



The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

                   KILICO, THE SEPARATE ACCOUNT AND THE FUND

KEMPER INVESTORS LIFE INSURANCE COMPANY


Kemper Investors Life Insurance Company ("KILICO"), 1 Kemper Drive, Long Grove, Illinois 60049, was organized in 1947 and is a stock life insurance company organized under the laws of the State of Illinois. KILICO offers annuity and life insurance products and is admitted to do business in the District of Columbia and all states except New York. KILICO is a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Holding Company of America ("ZHCA"), which is a wholly-owned subsidiary of Zurich Insurance Company ("Zurich").


THE SEPARATE ACCOUNT

KILICO originally established the KILICO Variable Annuity Separate Account (the "Separate Account") on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account, initially registered with the Securities and Exchange Commission ("Commission") as an open-end, diversified management investment company under the Investment Company Act of 1940 ("1940 Act"). On November 2, 1989, Contract Owners approved a Reorganization under which the Separate Account was restructured as a unit investment trust registered with the Commission under the 1940 Act. Such registration does not involve supervision by the Commission of the management, investment practices or policies of the Separate Account or KILICO.

The Separate Account is administered and accounted for as part of the general business of KILICO, but the income and capital gains or capital losses, whether or not realized, for assets allocated to the Separate Account are credited to or charged against the assets held in the Separate Account, without regard to any other income, capital gains or capital losses of any other separate account or arising out of any other business which KILICO may conduct. The benefits provided under the Contracts are obligations of KILICO. The assets of the Separate Account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business KILICO may conduct.

The Separate Account holds assets that are segregated from all of KILICO's other assets. The Separate Account is used to support the variable annuity contracts described herein and certain other variable annuity contracts. The obligations to Contract Owners and beneficiaries arising under the Contracts are general corporate obligations of KILICO.


The Separate Account is currently divided into twenty-six Subaccounts. Each Subaccount invests exclusively in shares of one of the corresponding Portfolios of the Funds. Additional Subaccounts may be added in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.


The Separate Account will purchase and redeem shares from the Funds at net asset value. KILICO will redeem shares of the Funds as necessary to provide benefits, to deduct charges under the Contracts and to transfer assets from one Subaccount to another as requested by Contract Owners. All dividends and capital gains distributions received by the Separate Account from a Portfolio of a Fund will be reinvested in such Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account's financial statements appear in the Statement of Additional Information.

THE FUNDS

The Separate Account invests in shares of the Investors Fund Series (formerly Kemper Investors Fund), the Janus Aspen Series, the Lexington Natural Resources Trust, the Lexington Emerging Markets Fund, the Fidelity Variable Insurance Products Fund and the Fidelity Variable Insurance Products Fund II, open-end, management investment companies. Registration of the Funds by the Securities and Exchange Commission does not involve supervision of their management, investment practices or policies by the Commission. The Funds are designed to provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of the Janus Aspen Series, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to separate accounts of KILICO and its affiliates, shares of the Funds may be sold to separate accounts of insurance companies not affiliated with KILICO. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with KILICO, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither KILICO nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. Management of the Funds has an obligation to monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if KILICO believes that a Fund's response to any of those events or conflicts insufficiently protects Contract Owners, it will take appropriate action on its own.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The twenty-six Portfolios are summarized below:

INVESTORS FUND SERIES (FORMERLY KEMPER INVESTORS FUND)


KEMPER MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments.


KEMPER TOTAL RETURN PORTFOLIO seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.

KEMPER HIGH YIELD PORTFOLIO seeks to provide a high level of current income by investing in fixed-income securities.

KEMPER GROWTH PORTFOLIO seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

KEMPER GOVERNMENT SECURITIES PORTFOLIO seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

KEMPER INTERNATIONAL PORTFOLIO seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.


KEMPER SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.


KEMPER INVESTMENT GRADE BOND PORTFOLIO seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.


KEMPER CONTRARIAN VALUE PORTFOLIO seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies.



KEMPER SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.


KEMPER VALUE+GROWTH PORTFOLIO seeks growth of capital through professional management of a portfolio of growth and value stocks.

KEMPER HORIZON 20+ PORTFOLIO, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

KEMPER HORIZON 10+ PORTFOLIO, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.

KEMPER HORIZON 5 PORTFOLIO, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

JANUS ASPEN SERIES

GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified Portfolio that pursues its objective by investing in common stocks of companies of any size. This Portfolio generally invests in larger, more established issuers.

AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital. It is a nondiversified Portfolio that pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies as described in the fund's prospectus.

WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified Portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers.

BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It is a diversified Portfolio that, under normal circumstances, pursues its objective by investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

SHORT-TERM BOND PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital. This Portfolio pursues its objective by investing primarily in short- and intermediate-term fixed-income securities.


NOTE: THE SUBACCOUNT INVESTING IN THE JANUS ASPEN SERIES SHORT-TERM BOND PORTFOLIO IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1998. AS SOON AS POSSIBLE AFTER MAY 1, THE JANUS ASPEN SERIES AND JANUS CAPITAL CORPORATION, THE PORTFOLIO'S INVESTMENT ADVISER, INTEND TO SEEK APPROVAL FROM THE SECURITIES AND EXCHANGE COMMISSION TO PERMIT KILICO AND OTHER INSURANCE COMPANIES INVESTING IN THE PORTFOLIO TO ELIMINATE SHARES OF THE SHORT-TERM BOND PORTFOLIO AND SUBSTITUTE SHARES OF ANOTHER INVESTMENT COMPANY. JANUS ASPEN SERIES AND JANUS CAPITAL CORPORATION THEN INTEND TO LIQUIDATE THE PORTFOLIO. NO SUCH SUBSTITUTION OF SECURITIES IN ANY SUBACCOUNT MAY TAKE PLACE WITHOUT PRIOR APPROVAL OF THE SECURITIES AND EXCHANGE COMMISSION, AND UNDER SUCH REQUIREMENTS AS IT OR OTHER REGULATORY AUTHORITIES MAY IMPOSE.


LEXINGTON NATURAL RESOURCES TRUST

This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.

LEXINGTON EMERGING MARKETS FUND

This Fund seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets as described in the fund's prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND


FIDELITY VIP EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities.



FIDELITY VIP GROWTH PORTFOLIO seeks to achieve capital appreciation.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


FIDELITY VIP II ASSET MANAGER PORTFOLIO seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.



FIDELITY VIP II INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.



FIDELITY VIP II CONTRAFUND PORTFOLIO seeks long-term capital appreciation.


                               ------------------

There is no assurance that any of the Portfolios of the Funds will achieve their objective as stated in their prospectuses. More detailed information, including a description of risks involved in investing in each of the Subaccounts that invest in the Funds, may be found in the corresponding prospectuses for the Funds, which must accompany or precede this Prospectus, and the Funds' Statements of Additional Information available upon request. Read the prospectuses carefully before investing.


Scudder Kemper Investments, Inc. ("SKI"), an affiliate of KILICO, serves as investment manager for each of the Kemper Portfolios. Zurich Investment Management Limited ("ZIML"), an affiliate of SKI, serves as sub-adviser for the Kemper International Portfolio. Janus Capital Corporation is the investment adviser for the five available Portfolios of the Janus Aspen Series. Lexington Management Corporation is the investment adviser for the Lexington Natural Resources Trust and the Lexington Emerging Markets Fund. Fidelity Management & Research Company ("FMR") is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. The investment advisers are paid fees for their services by the Funds they manage. KILICO may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.


CHANGE OF INVESTMENTS


KILICO reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. KILICO reserves the right to eliminate the shares of any of the Portfolios of the Funds and to substitute shares of another Portfolio of the Funds or of another investment company, if the shares of a Portfolio are no longer available for investment, or if in its judgment further investment in any Portfolio becomes inappropriate in view of the purposes of the Separate Account. KILICO will not substitute any shares attributable to a Contract Owner's interest in a Subaccount of the Separate Account without notice to the Contract Owner and prior approval of the Commission, to the extent required by the 1940 Act or other applicable law. Nothing contained in this Prospectus shall prevent the Separate Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Contract Owners.

KILICO also reserves the right to establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of KILICO, marketing needs or investment conditions warrant, and any new subaccounts may be made available to existing Contract Owners as determined by KILICO. KILICO may also eliminate or combine one or more subaccounts, transfer assets, or it may substitute one subaccount for another subaccount, if, in its sole discretion, marketing, tax, or investment conditions warrant. KILICO will notify all Contract Owners of any such changes.

If deemed by KILICO to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under that Act in the event such registration is no longer required; or (c) combined with other KILICO separate accounts. To the extent permitted by law, KILICO may also transfer the assets of the Separate Account associated with the Contract to another separate account, or to the General Account.

PERFORMANCE INFORMATION


From time to time, the Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Kemper High Yield Subaccount, Kemper Government Securities Subaccount, Kemper Investment Grade Bond Subaccount and Janus Short-Term Bond Subaccount may also advertise 'yield'. The Kemper Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of the future performance of a Subaccount.



Standardized average annual total return and nonstandardized total return calculations measure the net income of a Subaccount plus the effect of any realized or unrealized appreciation or depreciation of the underlying investments in the Subaccount for the period in question. Standardized average annual total return and nonstandardized total return will be quoted for periods of at least one year, three years, five years and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in the Subaccount (life of Subaccount) for standardized average annual total return or a period covering the time the underlying Portfolio has been in existence (life of Portfolio) for nonstandardized total return. This information will be current for a period ending with the most recent calendar quarter for standardized average annual total return and the most recent calendar month for nonstandardized total return. Standardized average annual total return figures are annualized, and, therefore, represent the average annual percentage change in the value of an investment in a Subaccount over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.



Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Kemper Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a one year period which is compounded on a semi-annual basis. The effective yield for the Kemper Money Market Subaccount is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the Securities and Exchange Commission. The

Kemper Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.



The Subaccounts' units are sold at Accumulation Unit value. The Subaccounts' performance figures and Accumulation Unit values will fluctuate. Units of the Subaccounts are redeemable by an investor at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return figures do not include the effect of any Withdrawal Charge that may be imposed upon the redemption of units, and thus may be higher than if such charges were deducted. Standardized average annual total return figures include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period in question.



The Subaccounts may be compared to relevant indices and performance data from independent sources. From time to time, the Separate Account may quote information from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR, NATIONAL UNDERWRITER, SELLING LIFE INSURANCE, BROKER WORLD, REGISTERED REPRESENTATIVE, INVESTMENT ADVISOR and VARDS.



Additional information concerning a Subaccount's performance and these indices and independent sources is provided in the Statement of Additional Information.


                           FIXED ACCUMULATION OPTION

CONTRIBUTIONS UNDER THE FIXED PORTION OF THE CONTRACT AND TRANSFERS TO THE FIXED PORTION BECOME PART OF THE GENERAL ACCOUNT OF THE INSURANCE COMPANY, WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND KILICO HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACT AND THE GENERAL ACCOUNT, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

The Contracts offer a Fixed Accumulation Option (the General Account) under which KILICO allocates payments to its General Account and pays a fixed interest rate for stated periods. This Prospectus describes only the element of the Contract pertaining to the Separate Account except where it makes specific reference to fixed accumulation and annuity elements.

The Contracts guarantee that payments allocated to the General Account will earn a minimum fixed interest rate of 3%. KILICO, at its discretion, may credit interest in excess of 3%. KILICO reserves the right to change the rate of excess interest credited as provided under the terms of the Contract. KILICO also reserves the right to declare separate rates of excess interest for Purchase Payments or amounts transferred at designated times, with the result that amounts at any given designated time may be credited with a higher or lower rate of excess interest than the rate or rates of excess interest previously credited to such amounts and Purchase Payments paid or amounts transferred at any other designated time.

                                 THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus offers both Qualified Plan Contracts and Non-Qualified Plan Contracts. The minimum Purchase Payment for a Qualified Plan is $50. However, so long as annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, a periodic payment under $50 will be accepted. The maximum annual amount of Purchase Payments may be limited by the provisions of the retirement plan pursuant to which the Contract has been purchased. For a Non-Qualified Plan Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent payment is $500. An initial allocation of less than $500 may be made to the General Account or to a Subaccount, or to the General Account and one Subaccount. For a Non-Qualified Plan, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $500 to each Subaccount in which the Contract has an interest. For a Qualified Plan Contract, as long as annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are equal to or greater than $25 per month, allocations to another such Subaccount may be made.


Effective January 1, 1998, a Contract Owner may make Purchase Payments to Non-Qualified Plan Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing KILICO to draw on an account of the Contract Owner via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:



1. The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Plan Contract made pursuant to a PAC Agreement is $1,000 unless the Contract Owner also owns an existing Contract, in which case the minimum is $100.



2. The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.



KILICO may at any time amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.



A Contract Owner is allowed a "free look" period (generally 10 days, subject to state variation) after receiving the Contract, to review it and decide whether or not to keep it. If the Contract Owner decides to return the Contract, it may be cancelled by delivering or mailing it to KILICO. Upon receipt by KILICO, the Contract will be cancelled and a refund will be made. The amount of the refund will depend on the state in which the Contract is issued; however, it generally will be an amount at least equal to the Contract Value on the date of receipt by KILICO, without any deduction for withdrawal charges or Records Maintenance charges. However, in some states applicable law requires that the amount of the Purchase Payment be returned. In addition, a special "free look" period applies in some circumstances to Contracts issued as individual retirement annuities under Section 408 of the Code or as Roth IRAs under Section 408A of the Code.


During the Accumulation Period, the Contract Owner may assign the Contract or change a Beneficiary at any time by filing such assignment or change with KILICO's home office at 1 Kemper Drive, Long Grove, Illinois 60049. No assignment or Beneficiary change shall be binding on KILICO until received by KILICO. KILICO assumes no responsibility for the validity of such assignment or Beneficiary change. An assignment may subject the Owner to immediate tax liability. (See "Taxation of Partial and Full Withdrawals.")

Amounts payable during the Annuity Period may not be assigned or encumbered and, to the extent permitted by law, are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.

The original Beneficiary may be named in the application for the Contract. If a Beneficiary is not named, or if no named Beneficiary survives the Annuitant, the Beneficiary shall be the Annuitant's or Owner's estate.


A change of Beneficiary designation under a Qualified Plan Contract may be prohibited by the provisions of the applicable plan. Generally, an interest in a Qualified Plan Contract may not be assigned.


B. THE ACCUMULATION PERIOD.

1. APPLICATION OF PURCHASE PAYMENTS.

Purchase Payments are allocated to the Subaccount(s) or General Account as selected by the Contract Owner. The amount of each Purchase Payment credited to a Subaccount will be based on the next computed value of an Accumulation Unit following receipt of payment in proper form by KILICO. The value of an Accumulation Unit is determined when the net asset values of the Portfolios of the Fund are calculated, which is generally at 3:00 p.m. Chicago time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the General Account will begin earning interest one day after receipt in proper form. However, with respect to initial Purchase Payments, the amount will be credited only after an affirmative determination by KILICO to issue the Contract, but no later than the second day following receipt of the Purchase Payment. After the initial purchase, the number of Accumulation Units credited is determined by dividing the Purchase Payment amount allocated to a Subaccount by the Accumulation Unit value which is next computed following receipt by KILICO of any Purchase Payment in good funds. Purchase Payments will not be received except on those days when the New York Stock Exchange is open for trading. A Contract Owner is limited to allocating Contract

Value to a maximum of 18 allocation options over the life of a Contract, including the General Account and loan account.

The number of Accumulation Units will not change because of a subsequent change in value. The dollar value of an Accumulation Unit will vary to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units will be reduced upon assessment of the Records Maintenance Charge.

If KILICO has not been provided with information sufficient to establish a Contract or to properly credit such Purchase Payment, it will promptly request that the necessary information be furnished. If the requested information is not furnished within five (5) business days of initial receipt of the Purchase Payment, or if KILICO determines that it cannot otherwise issue the Contract within the five (5) day period, the Purchase Payment will be returned to the Owner, unless the Owner specifically consents to KILICO retaining the purchase payment until the application is made complete.

2. ACCUMULATION UNIT VALUE.

Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, a number of units are purchased based on the Subaccount's Accumulation Unit value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that period multiplied by the Accumulation Unit value for the immediately preceding period. Each Valuation Period has a single Accumulation Unit value which is applied to each day in the period.

Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for a Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

     (1) is the net result of:

         a. the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         b. the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         c. a charge or credit for any taxes reserved for the current Valuation Period which KILICO determines to have resulted from the investment operations of the Subaccount;

     (2) is the net asset value per share of the investment held in the Subaccount, determined at the end of the last prior Valuation Period;

     (3) is the factor representing the mortality and expense risk and administrative cost charge stated in the Contract for the number of days in the Valuation Period.

3. CONTRACT VALUE.

Separate Account Contract Value on any Valuation Date can be determined by multiplying the total number of Accumulation Units credited to the Contract for a Subaccount by the value of an Accumulation Unit for that Subaccount on that Valuation Date, then adding the values of the Owner's Contract interest in each Subaccount in which the Contract is participating. That amount, when added to the Owner's Contract interest in the General Account, equals the Contract Value.

4. TRANSFER DURING ACCUMULATION PERIOD.

During the Accumulation Period, a Contract Owner may transfer the Contract Value among the Subaccounts and the Fixed Accumulation Option subject to the following provisions: (i) The General Account Contract Value, less Debt, may be transferred one time during the Contract Year to one or more Subaccounts in the thirty day period following an anniversary of a Contract Year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later; and (ii) A Contract Owner is limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, including the General Account and loan account.

KILICO will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored by KILICO, a telephone transfer authorization must be completed by the Contract Owner. The minimum partial transfer amount is $500. No partial transfer may be made if the value of the Contract Owner's remaining Contract interest in a Subaccount or the General Account, from which amounts are to be transferred, would be less than $500 after such transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values next determined following receipt of valid, complete transfer instructions by KILICO. The transfer privilege may be suspended, modified or terminated at any time (subject to state requirements). KILICO disclaims all liability for acting in good faith in following instructions which are given in accordance with procedures established by KILICO, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, a Contract Owner would bear the risk of loss in the event of a fraudulent telephone transfer.

5. WITHDRAWAL DURING ACCUMULATION PERIOD.


The Contract Owner may redeem all or a portion of the Contract Value less Debt and previous withdrawals. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. (See "Federal Tax Matters.") A withdrawal of the entire Contract Value is called a surrender.


A Contract Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If the Contract Owner withdraws an amount in excess of 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year, so that there is no charge against Accumulation Units withdrawn in their seventh and later Contribution Years. However, in no event shall the aggregate Withdrawal Charges assessed against a Contract exceed 7.25% of the aggregate Purchase Payments made under the Contract.

In the case of a Contract invested other than solely in one Subaccount, a Contract Owner requesting a partial withdrawal must specify what portion of the Owner's Contract interest is to be redeemed. If a Contract Owner does not specify what portion of the Owner's Contract interest is to be redeemed, KILICO will redeem Accumulation Units from all Subaccounts in which the Contract Owner has an interest and the General Account. The number of Accumulation Units redeemed from each Subaccount and the amount redeemed from the General Account will be in approximately the proportion which the Owner's Contract interest in each Subaccount and in the General Account bears to the Contract Value. In all cases, the Accumulation Units attributable to the earliest Contribution Years will be redeemed first.

The Contract Owner may request a partial withdrawal subject to the following conditions:

     (1) The amount requested must be at least $500, or the Owner's entire interest in the Subaccount or the General Account from which withdrawal is requested.

     (2) The Owner's Contract interest in the Subaccount, or the General Account from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Election to withdraw shall be made in writing to KILICO at its home office at 1 Kemper Drive, Long Grove, Ill. 60049 and should be accompanied by the Contract if the request is for total withdrawal. Withdrawal requests will not be received except on KILICO business days which are those days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values next computed following receipt of the request in proper order. The Withdrawal Value attributable to the Subaccounts will be paid within seven (7) days after the date a proper written request is received by KILICO at its home office provided, however, that KILICO may suspend the right of withdrawal or delay payment more than seven (7) days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets a Portfolio of the Fund normally utilizes is restricted or an emergency exists as determined by the Securities and Exchange Commission, so that disposal of the Subaccount's investments or determination of its Accumulation Unit value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for the protection of Contract Owners or Unitholders.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters.")


A participant in the Texas Optional Retirement Program ("ORP") is required to obtain a certificate of termination from the participant's employer before a Contract can be redeemed. This requirement is imposed because the Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting identical requirements for optional retirement programs, KILICO will follow the same procedures.


6. DEATH BENEFIT.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, the Contract Value less Debt as computed at the end of the Valuation Period next following receipt by KILICO of due proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater, will be paid to the designated Beneficiary. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of (a) the Contract Value less Debt or (b) the total amount of Purchase Payments, less both Debt and the aggregate dollar amount of all previous partial withdrawals. If death occurs at age 75 or later, the death benefit will be the Contract Value less Debt. The Owner or Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.


For Non-Qualified Plan Contracts issued on and after January 19, 1985, if the Owner is not the Annuitant and the Owner dies before the Annuitant, the death benefit will be paid to the designated Beneficiary. The Annuity Options available in these circumstances are limited in accordance with the requirements of Section 72(s) of the Code, as described under "Annuity Options." The death benefit is determined as stated above, except that the age of the Owner at death is used in determining the amount payable. If the Beneficiary is the surviving spouse of the Owner, the surviving spouse may elect to be treated as the successor Owner of the Contract with no requirement to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.



For Contracts issued on or after March 1, 1997 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Plan Contracts, subject to state approval, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of (a) the total amount of Purchase Payments less Debt and less the aggregate amount of all previous partial withdrawals, (b) the Contract Value as of the day written proof of death is received by KILICO, less Debt or (c) the Greatest Anniversary Value immediately preceding the date of death, less Debt. For purposes of this paragraph, the Greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each contract anniversary prior to the deceased's attainment of age 81. The Anniversary Value for a particular Contract Anniversary is equal to the Contract Value on that anniversary, increased by the dollar amount of any Purchase Payments made since that anniversary and reduced by any withdrawals since that anniversary. If death occurs on or after the deceased's attainment of age 90, the death benefit will be the Contract Value as of the day written proof of death is received by KILICO, less Debt.


7. LOANS.


The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Code or in connection with a qualified plan under Section 401 of the Code may request a loan any time during the accumulation period. Loans are made from the General Account and are limited to the General Account Contract Value minus any withdrawal charge that would apply to the Contract Value and minus interest on the loan for the remainder of the Contract Year. In general, loans may not exceed 50% of the Contract Value, or, if less, $50,000. The minimum loan is $1,000.


For non-ERISA loans, the loan interest rate is 5.5% per year. For loans issued under ERISA plans, the loan interest rate will vary based on current rates. Interest that is not paid when due is added to the loan and will bear interest at the same rate as the loan. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2.5% less than the loan rate.

Loans must be repaid in substantially equal quarterly payments within 5 years. Loans used to purchase the principal residence of the Owner must be repaid within 30 years.

If a loan payment is not made when due, interest will continue to accrue. On 403(b) Contracts, to the extent permitted by law, the amount of the defaulted payment plus accrued interest will be deducted from the Contract and paid to KILICO. Any loan payment which is not made when due, plus interest, will be treated as a distribution as permitted by law, may be taxable to the borrower, and may be subject to early withdrawal tax penalty.


If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. Any loans made under a Contract will be subject to the requirements of section 72(p) of the Code, the administrative procedures then in effect as reflected under the loan agreement used by KILICO, and, if applicable, ERISA.



                         CONTRACT CHARGES AND EXPENSES



Charges and deductions under the Contracts are made for KILICO's assumption of mortality and expense risk and administrative expenses. Subject to certain expense limitations, investment management fees and other expenses of the Funds are indirectly borne by the Contract Owner. KILICO will deduct state premium taxes from Contract Value when paid by KILICO. Where applicable, the dollar amount of state premium taxes previously paid or paid upon annuitization by KILICO will be charged back against the Contract Value when and if the Contract is annuitized. Additionally, where applicable, a Withdrawal Charge may be assessed by KILICO in the event of early withdrawal or early annuitization. Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges under the Contracts. (See "F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES" below.)



A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.



During the Accumulation Period and the Annuity Period, KILICO assesses that portion of each Subaccount representing assets under the Contracts with a daily asset charge for mortality and expense risks and administrative costs, which amounts to an aggregate of one and three-tenths percent (1.30%) per annum (consisting of approximately .70% for mortality risks, approximately .30% for expense risks and approximately .30% for administrative costs). The administrative charge is intended to cover the average anticipated administrative expenses to be incurred over the period the Contracts are in force. With an administrative charge based on a percentage of assets, however, there is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.



These charges may be decreased by KILICO without notice but may not exceed the rates or amount shown above.



1. MORTALITY RISK.



Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses incurred by KILICO.



The mortality risk assumed by KILICO arises from two contractual obligations. The first contractual obligation assumed by KILICO is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second contractual obligation assumed by KILICO is to continue to make annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. The latter assures each Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.



2. EXPENSE RISK.



KILICO also assumes the risk that all actual expenses involved in administering the Contracts including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the amount recovered from the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. ADMINISTRATIVE COSTS.



The daily asset charge for administrative costs is imposed to reimburse KILICO for the expenses it incurs for administering the Contracts, which include, among other things, responding to Contract Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Contract Owners.



B. RECORDS MAINTENANCE CHARGE



KILICO will assess an annual Records Maintenance Charge of $36 (assessed ratably each quarter) during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any Purchase Payments have been made during the year. The Record Maintenance Charge is not assessed during the Annuity Period.



The Records Maintenance Charge is to reimburse KILICO for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The imposition of this charge will be made at the end of each calendar quarter and will constitute a reduction in the net assets of each Subaccount.



At any time the Records Maintenance Charge is assessed, an equal portion of the applicable charge will be assessed against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge will be redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.



For Contracts issued on or after March 1, 1997 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Plan Contracts, the Records Maintenance Charge will be eliminated for Contracts with a Contract Value equaling or exceeding $50,000 on the date of assessment.



C. WITHDRAWAL CHARGE.



No sales charge is deducted from any Purchase Payment. However, a contingent deferred sales charge ("Withdrawal Charge") will be used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to sales personnel, and other promotion and acquisition expenses. Also, withdrawals (which may include certain loans) will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. (See "Federal Tax Matters.")



A Contract Owner may withdraw up to 10% of the Contract Value less Debt determined at the time the withdrawal is requested in any Contract Year without assessment of any Withdrawal Charge. If the Contract Owner withdraws an amount in excess of 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% will be subject to a Withdrawal Charge. The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year, so that there is no Withdrawal Charge against General Account Contract Value or Accumulation Units withdrawn or annuitized in their seventh and later Contribution Years as shown below:



                  YEAR OF
                WITHDRAWAL                   WITHDRAWAL
              AFTER PURCHASE                   CHARGE
              --------------                 ----------
First......................................      6%
Second.....................................      5%
Third......................................      4%
Fourth.....................................      3%
Fifth......................................      2%
Sixth......................................      1%
Seventh and following......................      0%



When a withdrawal is requested, the Owner or person designated by the Owner will receive a check in the amount requested, if possible. To the extent that any Withdrawal Charge is applicable, the Contract Value will be reduced by the amount of the Withdrawal Charge in addition to the actual dollar amount sent to the Owner or recipient.



Because the Withdrawal Charge is based on the number of years elapsed since the purchase of the General Account Value or Accumulation Units being withdrawn or annuitized, Contract Owners may be subject to a Withdrawal Charge as indicated above, even though the Contract may have been issued more than six years earlier. However, in no event shall the aggregate Withdrawal Charges assessed against a Contract exceed 7.25% of the aggregate Purchase Payments made under the Contract. (For additional details, see "Withdrawal During Accumulation Period.")



The Withdrawal Charge also applies at the time of annuitization to amounts attributable to Accumulation Units in their sixth Contribution Year or earlier. The amount annuitized is subject to the Withdrawal Charge, as applicable. There shall be no Withdrawal Charge assessed upon annuitization so long as annuity payments provide for payment under Annuity Options 2, 3 or 4, or payments under Annuity Option 1 are scheduled to continue for at least five years. Effective September 4, 1990, for Qualified Plan Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. In addition, the Withdrawal Charge does not apply to Contracts issued to an officer, director or employee of KILICO and investment advisers to the Investors Funds Series, and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefits plan for such persons.



D. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.



The net asset value of each of the Portfolios of the Funds reflects investment management fees and certain general operating expenses already deducted from the assets of the Portfolios. Subject to certain limitations, these fees and expenses are indirectly borne by the Contract Owners. Investment management fees and other expenses are set forth on page 4. Further detail about fees and expenses of the Portfolios is provided in the attached Prospectuses for the Funds and in the Funds' Statements of Additional Information.



E. STATE PREMIUM TAXES.



Certain state and local governments impose a premium tax ranging from 0% to 3.5% on the amount of Purchase Payments. Where applicable, the dollar amount of state premium taxes previously paid or payable upon annuitization by KILICO may be charged against the Contract Value if not previously assessed, when and if the Contract is annuitized. A summary of state premium taxes is included in "Appendix -- State Premium Tax Chart" in the Statement of Additional Information.



F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES



Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges under the Contracts, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows KILICO to offer Contracts to its employees or members on an individual basis.



In certain circumstances, the risk of adverse mortality and expense experience associated with Contracts purchased in certain group or sponsored arrangements may be reduced. In such event, the daily asset charge for mortality and expense costs may likewise be reduced. The daily asset charge for administrative costs and the Records Maintenance Charge may also be reduced or eliminated, but only to the extent KILICO anticipates that it will incur lower administrative expenses. In certain other circumstances, sales expenses associated with the sale and distribution of Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and, in such event, the Withdrawal Charges applicable to such Contracts may likewise be reduced or eliminated.



In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, KILICO will consider certain factors including: (1) the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group; (2) the total amount of Purchase Payments to be received and the method in which they will be remitted;
(3) any prior or existing relationship with KILICO; (4) the level of commission paid to selling broker-dealers; (5) the purpose for which the Contract are being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and (6) the frequency of projected surrenders or distributions.



KILICO will make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. KILICO may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

                               THE ANNUITY PERIOD


Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option selected by the Owner.

1. ANNUITY PAYMENTS.


Annuity payments will be determined on the basis of (i) the annuity table specified in the Contract, (ii) the Annuity Option selected, and (iii) the investment performance of the Subaccount selected. The Annuitant receives the value of a fixed number of Annuity Units each month. The value of an Annuity Unit will reflect the investment performance of the Subaccounts selected, and the amount of each annuity payment will vary accordingly. Annuity payments may be subject to a Withdrawal Charge if made within the sixth Contribution Year or earlier. If the Owner elects an annuity which provides either an income benefit period of five years or more, or a benefit under which payment is contingent upon the life of the payee(s), any applicable Withdrawal Charges will be waived.


2. ANNUITY OPTIONS.

The Contract Owner may elect to have annuity payments made under any one of the Annuity Options specified in the Contract and described below. The Contract Owner may decide at any time (subject to the provisions of any applicable retirement plan) to commence annuity payments. A change of Annuity Option is permitted if made before the date annuity payments are to commence. For a Non-Qualified Plan Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Plan Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments will be made in monthly installments. However, if the net proceeds available to apply under an Annuity Option are less than $2,000, KILICO shall have the right to pay the annuity in one lump sum. In addition, if the first payment provided would be less than $25, KILICO shall have the right to change the frequency of payments to quarterly, semiannual or annual intervals resulting in an initial payment of at least $25.

The amount of periodic annuity payments will depend upon (a) the type of annuity option selected; (b) the age of the payee; and (c) the investment experience of the Subaccounts selected. For example, if the annuity option selected is income for a specified period, the shorter the period selected the fewer payments will be made and those payments will have a higher value. If the annuity option selected is life income, it is likely the payments will be in a smaller amount than income for a short specified period. If an individual selects the life income with installments guaranteed option, the payments will probably be in a smaller amount than for the life income option. If an individual selects the joint and survivor annuity option, the payments will be smaller than those measured by an individual life income option. The age of the payee will also influence the amount of periodic annuity payments because presumably the older the payee, the shorter the life expectancy and the larger the payments. Finally, if the Contract Owner participates in a Subaccount with higher investment performance, it is likely the Contract Owner will receive a higher periodic payment.

For Non-Qualified Plan Contracts issued on and after January 19, 1985, if the Owner dies before the Annuity Date, Annuity Options which may be elected are limited. The Annuity Options available are (a) Option 2 or (b) Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from the Owner's death). If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of the Owner's death. The Death Benefit distribution must begin no later than one year from the Owner's death or such later date as prescribed by federal regulation.

OPTION 1--INCOME FOR SPECIFIED PERIOD.

An annuity payable monthly for a selected number of years ranging from five to thirty. Upon payee's death, if the Beneficiary is a natural person, KILICO will automatically continue payments for the remainder of the certain period to the Beneficiary. If the Beneficiary is either an estate or trust, KILICO will pay a commuted value of the remaining payments. Variable Annuity payments under Option 1 reflect the payment of the mortality and expense risk charge, even though there is no life contingency risk associated with Option 1.

OPTION 2--LIFE INCOME.

An annuity payable monthly during the lifetime of the payee, terminating with the last monthly payment due prior to the death of the payee. If this Option is elected, annuity payments terminate automatically and immediately on the death of the payee without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED.

An annuity payable monthly during the lifetime of the payee with the provision that if, at the death of the payee, payments have been made for less than five, ten, fifteen or twenty years as elected, and the Beneficiary is a natural person, KILICO will automatically continue payments for the remainder of the elected period to the Beneficiary. If the Beneficiary is either an estate or trust, KILICO will pay a commuted value of the remaining payments.

OPTION 4--JOINT AND SURVIVOR ANNUITY.

An annuity payable monthly while both payees are living. Upon the death of either payee, the monthly income payable will continue during the lifetime of the surviving payee at the percentage of such full amount chosen at the time of election of this Option. Annuity payments terminate automatically and immediately upon the death of the surviving payee without regard to the number or total amount of payments received.

Payees under Option 1 by written notice to KILICO may cancel all or part of the remaining payments due and receive that part of the remaining value of the Contract.

3. ALLOCATION OF ANNUITY.

The Contract Owner may elect to have payments made on a fixed or variable basis, or a combination of both. An Owner may exercise the transfer privilege during the Accumulation Period for the purposes of such allocation. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to stated limitations.

4. TRANSFER DURING ANNUITY PERIOD.

During the Annuity Period, the payee may transfer the value of the payee's Contract interest in a Subaccount(s) to another Subaccount or to the General Account by written request to KILICO subject to the following limitations:

     a. No transfer to a Subaccount may be made during the first year of the Annuity Period; subsequent transfers are limited to one per year during the Annuity Period.

     b. A Contract's entire interest in a Subaccount must be transferred.

     c. A transfer to a Subaccount, if notice to KILICO is received more than seven (7) days prior to any annuity payment date, shall be effective during the Valuation Period next succeeding the date such notice is received. If received fewer than seven (7) days before any annuity payment date, the transfer shall be effective during the Valuation Period next succeeding that annuity payment date.

     d. A transfer to the General Account may be made effective only on an anniversary of the first Annuity Date and upon not less than thirty (30) days prior written notice to KILICO.

The Annuity Unit value of a Subaccount shall be determined as of the end of the Valuation Period next preceding the effective date of the transfer. The transfer privilege may be suspended, modified or terminated at any time (subject to state requirements). Payees should consider the appropriateness of each Subaccount's investment objectives and risks as an investment during the Annuity Period.

5. ANNUITY UNIT VALUE.

The value of an Annuity Unit is determined independently for each of the Subaccounts.

For each Subaccount, the Annuity Unit value for any Valuation Period is determined by multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated, and multiplying the result by an interest factor which offsets the effect of the assumed investment earnings rate of 2.5% per annum which is assumed in the annuity tables contained in the Contract.

The net investment factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) where:

     (a) Is the value of an Accumulation Unit for the applicable Subaccount as of the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved.

     (b) Is the value of an Accumulation Unit for the applicable Subaccount as of the end of the immediately preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. FIRST PERIODIC PAYMENT.

At the time annuity payments begin, the value of the Owner's Contract interest is determined by multiplying the applicable Accumulation Unit values at the end of the Valuation Period immediately preceding the date the first annuity payment is due by the respective number of Accumulation Units credited to the Owner's Contract interest as of the end of such Valuation Period, less the dollar amount of premium taxes not previously deducted, if applicable, and less the amount of the Withdrawal Charge, if applicable.

There is no withdrawal charge assessed so long as annuity payments provide for payments under Annuity Options 2, 3 or 4 or payments under Annuity Option 1 are scheduled to continue for at least five years.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value less deduction for Debt and premium taxes, if applicable.

A 2.5% per annum assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate exceeds 2.5% per annum, payments will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 2.5% per annum, annuity payments will decrease.

7. SUBSEQUENT PERIODIC PAYMENTS.

The amount of the second and subsequent annuity payments is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Period next preceding the date on which each annuity payment is due. The dollar amount of the first annuity payment as determined above is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units determined for the first annuity payment remains constant for the second and subsequent monthly payments.

8. FIXED ANNUITY PAYMENTS.

The amount of each payment under a Fixed Annuity will be determined from tables prepared by KILICO. Such tables show the monthly payment for each $1,000 of Contract Value allocated to provide a Fixed Annuity. Fixed Annuity payments will not change regardless of investment, mortality or expense experience.

9. DEATH BENEFIT.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, will depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                              FEDERAL TAX MATTERS

A. INTRODUCTION


The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, KILICO MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. KILICO'S TAX STATUS

KILICO is taxed as a life insurance company under the Code. Since the operations of the Separate Account are a part of, and are taxed with, the operations of KILICO, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. KILICO does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Separate Account, and therefore KILICO does not intend to make provision for any such taxes. If KILICO is taxed on investment income or capital gains of the Separate Account, then KILICO may impose a charge against the Separate Account in order to make provision for such taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in the Contract Value of a Non-Qualified Plan Contract is generally not taxable to the Contract Owner or Annuitant until received, either in the form of annuity payments, as contemplated by the Contract, or in some other form of distribution. However, certain requirements must be satisfied in order for this general rule to apply, including: (1) the Contract must be owned by an individual (or treated as owned by an individual), (2) the investments of the Separate Account must be "adequately diversified" in accordance with Treasury Department regulations, (3) KILICO, rather than the Contract Owner, must be considered the owner of the assets of the Separate Account for federal tax purposes, and (4) the Contract must provide for appropriate amortization, through annuity payments, of the contract's Purchase Payments and earnings, E.G., the Annuity Date must not occur at too advanced an age.


NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal income tax purposes. The investment income on such Contracts is taxed as ordinary income that is received or accrued by the Contract Owner during the taxable year. There are several exceptions to this general rule for non-natural Contract Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.



In addition, exceptions to the general rule for non-natural Contract Owners will apply with respect to (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain Qualified Plan Contracts, (3) certain Contracts purchased by employers upon the termination of certain qualified plans, (4) certain Contracts used in connection with structured settlement agreements, and (5) Contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments of the Separate Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Separate Account are "adequately diversified." If the Separate Account failed to comply with these diversification standards, a Contract would not be treated as an annuity contract for federal income tax purposes and the Contract Owner would generally be taxable currently on the excess of the Contract Value over the Purchase Payments paid for the Contract.

Although KILICO does not control the investments of the Funds, it expects that the Funds will comply with such regulations so that the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service (the "Service") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of this Contract has the choice of many more investment options to which to allocate Purchase Payments and Contract Values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Contract Owner being treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. In addition, KILICO does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. KILICO therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Separate Account.

DELAYED ANNUITY DATES. If the Contract's Annuity Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age, E.G., past age 85, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Contract Owner's income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that KILICO will be treated as the owner of the Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS


In the case of a partial withdrawal from a Non-Qualified Plan Contract, amounts received are includible in income to the extent the Contract Value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to Qualified Plan Contracts) less any amounts previously received from the Contract which were not included in income.



Other than in the case of certain Qualified Plan Contracts, any amount received as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the Contract Value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under Qualified Plan Contracts.) The investment in the Contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in a Contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the Contract Value and the "investment in the contract" at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.


The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. As described elsewhere in this Prospectus, KILICO imposes certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for federal income tax purposes as a partial withdrawal from the Contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

3. TAXATION OF ANNUITY PAYMENTS


Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed annuity option, adjusted for any period certain or refund feature, to the total expected value of annuity payments for the term of the contract (determined under Treasury Department regulations). A simplified method of determining the taxable portion of annuity payments applies to certain Qualified Plan Contracts other than IRAs.



Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the Annuitant in his or her last taxable year.


4. TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. Prior to the Annuity Date, such death benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. After the Annuity Date, where a guaranteed period exists under an annuity option and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

There is a 10% penalty tax on the taxable amount of any payment from a Non-Qualified Plan Contract unless the payment is: (a) received on or after the Contract Owner reaches age 59 1/2; (b) attributable to the Contract Owner's becoming disabled (as defined in the tax law); (c) made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Annuitant or for the joint lives (or joint life expectancies) of the Annuitant and designated Beneficiary (as defined in the tax law); (e) made under a Contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or (f) made with respect to certain annuities issued in connection with structured settlement agreements. (A similar penalty tax, applicable to distributions from certain Qualified Plan Contracts, is discussed below.)

6. AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an Annuity Payment or a withdrawal from a Non-Qualified Plan Contract that is includible in income may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the Service may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

7. LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS



In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may no longer be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that are considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax advisor.


D. QUALIFIED PLANS


The Contracts are also designed for use in connection with retirement plans which receive favorable treatment under sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such contracts are referred to as "Qualified Plan Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Plan Contracts. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans.


The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain Qualified Plan Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Plan Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans. If this Contract is used in connection with a Qualified Plan, the Owner and Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the Annuitant and joint Annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

In addition, special rules apply to the time at which distributions must commence under a Qualified Plan Contract and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of "Individual Retirement Annuities" ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.


There is also a 10% penalty tax on the taxable amount of any payment from certain Qualified Plan Contracts (but not section 457 plan Contracts). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2 year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment (a) received on or after the Contract Owner reaches age 59 1/2, (b) received on or after the Contract Owner's death or because of the Contract Owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and designated beneficiary (as defined in the tax law). These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plan Contracts (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Contract Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. Contract Owners wishing to take a distribution from an IRA for these purposes should consult their tax advisor.


When issued in connection with a Qualified Plan, a Contract will be amended as generally necessary to conform to the requirements of the plan. However, Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, KILICO shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless KILICO consents.

1. QUALIFIED PLAN TYPES

Following are brief descriptions of the various types of Qualified Plans in connection with which KILICO may issue a contract.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover under mandatory withholding requirements (described below), distributions from certain other types of Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an "Education IRA" under section 530 of the Code.


IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the Contract's death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers and employees intending to use the Contract in connection with such plans should seek competent advice.

SIMPLE IRAS. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the Contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers and employees intending to use the Contract in connection with such plans should seek competent advice.


ROTH IRAS. Recently enacted Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in several respects. Among the differences is that, although contributions to a Roth IRA are never deductible, "qualified distributions" from a Roth IRA will be excludable from income. The eligibility and mandatory distribution requirements for Roth IRAs also differ from non-Roth IRAs. Furthermore, a rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover contribution to a Roth IRA from another Roth IRA or from a non-Roth IRA, but only if such rollover contribution meets the rollover requirements for IRAs under section 408(d)(3) of the Code. In the case of a qualified rollover contribution or a transfer from a non-Roth IRA to a Roth IRA, any portion of the amount rolled over which would be includible in gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in gross income. However, the 10 percent penalty tax on premature distributions generally will not apply to such amounts.



All or part of amounts in a non-Roth IRA may be converted into a Roth IRA. Such a conversion can be made without taking an actual distribution from the IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable. The conversion of an IRA to a Roth IRA is a special type of qualified rollover distribution. Hence, the IRA participant must be eligible to make a qualified rollover distribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of the IRA value in gross income, as described above. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.



Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after
(a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from non-Roth IRAs. Distributions from a Roth IRA need not commence at age 70 1/2.


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT- SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, purchasers should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the Contract Owner also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1998. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent KILICO is directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a section 403(b)(7) custodial account.)


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used in connection with a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as (i) minimum distributions required under section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, the Owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the distributee elects to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING


KILICO will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies KILICO at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, KILICO may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from non-Roth IRAs to Roth IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


                           DISTRIBUTION OF CONTRACTS

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. In addition to commissions, KILICO may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell the Contracts. In some instances, such other incentives may be offered only to certain licensed broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or other contracts issued by KILICO. The Contracts are distributed through the principal underwriter for the Separate Account, which is Investors Brokerage Services, Inc. ("IBS"), a wholly owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Contract Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers that have entered into a selling group agreement that authorizes the sale of Contracts with all of the investment options. Other distributors may sell and service contracts with limited investment options.

                                 VOTING RIGHTS

Proxy materials in connection with any shareholder meeting of a Fund will be delivered to each Contract Owner with Subaccount interests invested in such Fund as of the record date for voting at such meeting. Such proxy materials will include an appropriate form which may be used to give voting instructions. KILICO will vote such Fund shares held in each Subaccount in accordance with instructions received from persons having a Subaccount interest in such Fund shares. Fund shares as to which no timely voting instructions are received will be voted by KILICO in proportion to the voting instructions received from all persons in a timely manner. KILICO will also vote any Fund shares attributed to amounts it has accumulated in the Subaccounts in the same proportion that Contract Owners vote. A Fund is not required to hold annual shareholders' meetings. They will, however, hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Contract Owners of all Contracts participating in each Subaccount shall have voting rights with respect to the Portfolio invested in by that Subaccount, based upon each Contract Owner's proportionate interest in that

Subaccount as measured by units. The person having such voting rights will be the Contract Owner before surrender, the Annuity Date or the death of the Annuitant, and thereafter, the payee entitled to receive Variable Annuity payments under the Contract. During the Annuity Period, voting rights attributable to a Contract will generally decrease as Annuity Units attributable to an Annuitant decrease.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES

Immediately after each Contract anniversary, Contract Owners will be sent statements for their own Contract showing the amount credited to each Subaccount and to the Fixed Accumulation Option. It will also show the interest rate(s) that KILICO is crediting upon amounts then held under the Fixed Accumulation Option. In addition, Contract Owners transferring amounts among the investment options or making additional payments will receive written confirmation of such transactions. Upon request, any Contract Owner will be sent a current statement in a form similar to that of the annual statement described above. Each Contract Owner will also be sent annual and semi-annual reports for the Portfolios that correspond to the Subaccounts in which the Contract Owner is invested and a list of the securities held in each such Portfolio, as required by the 1940 Act.

A Contract Owner may direct inquiries to the individual who sold him or her the Contract or may call 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, 1 Kemper Drive, Long Grove, Illinois 60049.

                             DOLLAR COST AVERAGING


A Contract Owner may predesignate a portion of the Contract Value under a Contract attributable to the Kemper Money Market or Kemper Government Securities Subaccount to be automatically transferred on a monthly basis for a specified duration to one or more of the other Subaccounts and the General Account during the Accumulation Period. This privilege is designed to allow Contract Owners to utilize "Dollar Cost Averaging", a long-term system for investing a fixed amount of money at regular intervals over a period of time. A Contract Owner may predesignate a portion of the Contract Value under the Contract attributable to the General Account to be automatically transferred on a quarterly basis for a specified duration of at least one year to one or more of the Subaccounts during the Accumulation Period. A Contract Owner is limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, including the General Account and loan account. A Contract Owner may enroll in this program at the time the Contract is issued or anytime thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to KILICO at its home office at least five (5) business days prior to the second Tuesday of a month which is the date that all dollar cost averaging transfers will be made ("Transfer Date").



Transfers will be made in the amounts designated by the Contract Owner and must be at least $500 per Subaccount or General Account. The total Contract Value in the Kemper Money Market or Kemper Government Securities Subaccount at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each Transfer Date multiplied by the duration selected. Dollar Cost Averaging will cease automatically if the Contract Value does not equal or exceed the amount designated to be transferred on each Transfer Date and the remaining amount will be transferred.



Dollar Cost Averaging will terminate when (i) the number of designated monthly transfers has been completed, (ii) the Contract Value attributable to the Kemper Money Market or Kemper Government Securities Subaccount is insufficient to complete the next transfer, (iii) the Contract Owner requests termination in writing and such writing is received by KILICO at its home office at least five
(5) business days prior to the next Transfer Date in order to cancel the transfer scheduled to take effect on such date, or (iv) the Contract is surrendered or annuitized.


If the General Account has a balance of at least $10,000, a Contract Owner may elect automatic calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. A Contract Owner may enroll in this program at any time by completing the proper Dollar Cost Averaging enrollment form and returning it to KILICO at its home office at least ten (10) days prior to the end of the calendar quarter. The Transfer Date will be within five business days of the end of the calendar quarter.

Following the Issue Date, a Contract Owner may initiate, reinstate or change Dollar Cost Averaging or change existing Dollar Cost Averaging terms by properly completing the new enrollment form and returning it to KILICO at its home office at least five (5) business days, ten (10) business days for General Account transfers, prior to the next Transfer Date such transfer is to be made.

When utilizing Dollar Cost Averaging, a Contract Owner must be invested in the Kemper Money Market or Kemper Government Securities Subaccount or the General Account and may be invested in the General Account and a maximum of five other Subaccounts at any given time. Election of Dollar Cost Averaging is not available during the Annuity Period.



Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. Contract Owners should consider their financial ability to continue purchases through periods of low price levels.


                           SYSTEMATIC WITHDRAWAL PLAN

KILICO administers a Systematic Withdrawal Plan ("SWP") which allows certain Contract Owners to pre-authorize periodic withdrawals during the Accumulation Period. Contract Owners entering into a SWP agreement instruct KILICO to withdraw selected amounts from the General Account, or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. Currently the SWP is available to Contract Owners who request a minimum $100.00 periodic payment. If the amounts distributed under the SWP exceed the amount free of withdrawal charge (currently 10% of Contract Value) then the withdrawal charge will be applied on any amounts exceeding the 10% free withdrawal. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY ON EARLY WITHDRAWALS AND TO INCOME TAXES AND WITHHOLDING. SEE "FEDERAL INCOME TAXES." Contract owners interested in SWP may obtain an application and full information concerning this program and its restrictions from their representative or KILICO's home office. The right is reserved to amend the SWP on thirty days' notice. The SWP may be terminated at any time by the Contract Owner or KILICO.

                         PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

FIXED ACCUMULATION OPTIONS. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by KILICO in its sole discretion, but not less than 4%.

TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, a Contract Owner may transfer the Contract Value among the Subaccounts and the Fixed Accumulation Options subject to the following provisions: (i) No transfer can be made until the initial Purchase payment has been in a Subaccount or General Account I or II for fifteen days; (ii) Once all or part of the Owner's Separate Account Contract value has been transferred to General Account I or II or from one Subaccount to another Subaccount another transfer may not be made within the next fifteen day period; (iii) Once all or part of the Owner's General Account I Contract Value has been transferred to General Account II or to a Subaccount another transfer may not be made within the next fifteen day period; and (iv) General Account II Contract value, less Debt may be transferred one time during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

WITHDRAWALS DURING ACCUMULATION PERIOD. The Contract owner may request a partial withdrawal subject to the following conditions:

(1) The amount requested must be at least $500 or the Owner's entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

(2) The Owner's Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

LOANS. For non-ERISA loans, the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

RECORDS MAINTENANCE CHARGE. KILICO will assess an annual Records Maintenance Charge of $25 during the Accumulation period against each contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

ANNUITY UNIT VALUE AND FIRST PERIODIC PAYMENT. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.


DOLLAR COST AVERAGING. A Contract Owner may predesignate a portion of the Contract value under a Contract attributable to General Account I, Kemper Money Market or Kemper Government Securities Subaccount to be automatically transferred on a monthly basis to one or more of the other Subaccounts and the General Account II. A Contract Owner may enroll in this program at the time the Contract is issued or any time thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to KILICO at its home office at least five (5) business days prior to the second Tuesday of a month which is the date that all dollar cost averaging transfers will be made ("Transfer Date").



Transfers will be made in the amounts designated by the Contract Owner and must be at least $100 per Subaccount or General Account I or II. The total Contract Value in General Account I, the Kemper Money Market or Kemper Government Securities Subaccount at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date multiplied by the duration selection. Dollar Cost Averaging will cease automatically if the Contract value does not equal or exceed the amount designated to be transferred on each Transfer Date and the remaining amount will be transferred.



Dollar Cost Averaging will terminate when (i) the number of designated monthly transfers has been completed, (ii) the Contract Value attributable to General Account I, Kemper Money Market or Kemper Government Securities Subaccount is insufficient to complete the next transfer, (iii) the Contract Owner requests termination in writing and such writing is received by KILICO at its home office at least five (5) days prior to the next Transfer Date in order to cancel the transfer scheduled to take effect on such date, or (iv) the Contract is surrendered.


If General Account II has a balance of at least $10,000, a Contract Owner may elect automatic calendar quarter transfers of interest accrued in General Account II to one or more of the Subaccounts. A Contract Owner may enroll in this program at any time by completing the proper Dollar Cost Averaging enrollment form and returning it to KILICO at its home office at least ten (10) days prior to the end of the calendar quarter. The transfer will occur within five business days of the end of the calendar quarter.

Following the Issue Date, a Contract Owner may initiate, reinstate or change Dollar Cost Averaging or change existing Dollar Cost Averaging terms by properly completing the new enrollment form and returning it to KILICO at its home office at least five (5) business days, ten (10) business days for General Account II transfers prior to the next transfer Date such transfer is to be made.


When utilizing Dollar Cost Averaging, a Contract owner must be invested in either the General Account or the Kemper Money Market or Kemper Government Securities Subaccount and be invested in a maximum of five other Subaccounts at any given time. Election of Dollar Cost Averaging is not available during the annuity period.


Systematic withdrawals may be done from General Account I or II or from any of the Subaccounts.


                              YEAR 2000 COMPLIANCE



Many existing computer programs were originally designed without considering the impact of the year 2000 and currently use only two digits to identify the year in the date field. This issue affects nearly all companies and organizations and could cause computer applications and systems to fail or create erroneous results to occur for any transaction with a date of January 1, 2000, or later.



Many companies must undertake major projects to address the year 2000 issue and each company's costs and uncertainties will depend on a number of factors, including its software and hardware, and the nature of the industry. Companies must also coordinate with other entities with which they electronically interact, including suppliers, customers, creditors and other financial services institutions.



If a company does not successfully address its year 2000 issues it could face material adverse consequences in the form of lawsuits against the company, lost business, erroneous results and substantial operating problems after January 1, 2000.



KILICO has taken substantial steps over the last several years to ensure that its systems will be compliant for the year 2000. Such steps have included the replacement of older systems with new systems which are already compliant. In 1996, KILICO replaced its investment accounting system and in 1997 KILICO replaced its general ledger and accounts payable system. KILICO has also ensured that new systems developed to support new product introductions in 1996 and 1997 are already year 2000 compliant. Data processing expenses related solely to bringing KILICO's systems in compliance with the year 2000 amounted to $88 thousand in 1997 and KILICO anticipates that it will cost an additional $895 thousand to bring all remaining systems into compliance. KILICO has also undertaken steps which require that all other entities with which KILICO electronically interacts, including suppliers and other financial services institutions, attest in writing to KILICO that their systems are year 2000 compliant.



                               LEGAL PROCEEDINGS



There are no material legal proceedings pending to which the Separate Account, KILICO, IBS or SKI is a party.


             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Report of Independent Accountants, Financial Statements of the Separate Account, Report of Independent Auditors and Financial Statements of KILICO. The Statement of Additional Information should be read in conjunction with this Prospectus.

APPENDIX

KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND

VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT



This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.


A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, wire Kemper Investors Life Insurance Company, 1 Kemper Drive, Long Grove, Illinois 60049, or call 1-800-621-5001.

B. STATUTORY REQUIREMENTS


This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.



1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.


2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.


4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date)(see "Required Distributions"). However, section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of section 401(a) of the Code, do not apply to Roth IRAs.



If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.



5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), (1) all contributions to an IRA, including a Roth IRA, must be cash contributions which do not exceed $2,000 for any taxable year, and (2) all contributions to a SIMPLE IRA must be cash contributions, including matching or nonelective employer contributions (see "SIMPLE IRAs"), which do not exceed $6,000 for any year (as adjusted for inflation).


6. The Contract must be for the exclusive benefit of you and your beneficiaries.


C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS


1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments under an IRA. In one, you transfer amounts from one IRA to another. With the other, you transfer amounts from a qualified employee benefit plan or tax-sheltered annuity to an IRA. Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA or to a SIMPLE Individual Retirement Account under section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A direct transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA, qualified pension or profit-sharing plan or tax-sheltered annuity, or from a direct transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE IRA or SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA or SIMPLE Individual Retirement Account.

6. Beginning January 1, 1993, a distribution that is eligible for rollover treatment from a qualified employee benefit plan or tax-sheltered annuity will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.


D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


1. In general, the amount you can contribute each year to an IRA is the lesser of $2,000 or your taxable compensation for the year. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.


2. Beginning in 1997, in the case of a married couple filing a joint return, up to $2,000 can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $4,000 for the year. Previously, if one spouse had no compensation or elected to be treated as having no compensation, the total combined contributions to both IRAs could no be more than $2,250.



3. Also beginning in 1997, in the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:



     a. $2,000, or



     b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.



The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.



4. Beginning in 1998, even if your spouse is covered by an employer retirement plan, you may be able to deduct your contributions to an IRA if you are not covered by an employer plan. The deduction is limited to $2,000 and it must be reduced if your adjusted gross income on a joint return is more than $150,000 but less than $160,000. Your deduction is eliminated if your income on a joint return is $160,000 or more.



5. Contributions to your IRA can be made at any time. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.



6. You cannot make a contribution other than a rollover contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP-IRA'S


1. The maximum deductible contribution for a Simplified Employee Pension (SEP) IRA is the lesser of $30,000 or 15% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor). Information about the Kemper SEP is available upon request.

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $6,000 (as adjusted for inflation) for the year. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $150,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.


G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS


1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.


H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS


You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over the life or the lives of you and your spouse, provided that, if installments are guaranteed, the guaranty period does not exceed the lesser of 20 years or the applicable life expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary. Life expectancies are determined using the expected return multiple tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRS forms, phone the IRS toll free at 1-800-729-3676 or write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.


I. ROTH IRAS



1. If your contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. (Except as otherwise indicated, references herein to an "IRA" are to an "individual retirement plan," within the meaning of section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here. However, the provisions of the Code governing Roth IRAs may be modified by pending legislation. We will notify you of any such changes.



2. The IRS is not presently accepting submissions for opinion letters approving annuities as Roth IRAs, but will issue in the future procedures for requesting such opinion letters. We will apply for approval as soon as possible after the IRS issues its procedures on this matter. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.



3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.



4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.



J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS



1. Generally, you are eligible to establish or make a contribution to your Roth IRA on or after January 1, 1998, only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.



2. The aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of $2,000 and 100% of your compensation for the taxable year. However, if you file a joint return and receive less compensation for the taxable year than your spouse, the contribution limit for the taxable year is the lesser of $2,000 and the sum of (1) your compensation for the taxable year, and (2) your spouse's compensation for the taxable year reduced by any deductible contributions to an IRA of your spouse, and by any contributions to a Roth IRA for your spouse, for the taxable year.



The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:



     (a) the excess of (i) your adjusted gross income for the taxable year, over
     (ii) the "applicable dollar amount," bears to



     (b) $15,000 (or $10,000 if you are married).



For this purpose, "adjusted gross income" is determined in accordance with section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.



A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.



K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS



1. Rollovers And Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.



You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.



The rollover requirements of section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.



2. Taxation of Rollovers And Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under section 408(d)(3) is tax-free.



In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, section 72(t) of the Code (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurs before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.



Pending legislation may modify these rules retroactively to January 1, 1998.



3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.



4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.



A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.



UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISOR BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.



5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax advisor if you intend to contribute rollover, transfer, or conversion amounts to your Policy, or if you intend to roll over or transfer amounts from your Policy to another Roth IRA maintained for your benefit.



L. INCOME TAX CONSEQUENCES OF ROTH IRAS



1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or
(2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).



2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.



An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.



M. TAX ON EXCESS CONTRIBUTIONS


1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.


N. TAX ON PREMATURE DISTRIBUTIONS



There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the amount of the premature distribution that you must include in your gross income. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply:



1. To amounts that are rolled over tax free;



2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of section 72(m)(7) of the Code;



3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or



4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING



Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.



P. BORROWING



If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)



Q. REPORTING



We will provide you with any reports required by the Internal Revenue Service.



R. ESTATE TAX



Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.



S. FINANCIAL DISCLOSURE


1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

END OF            LUMP SUM TERMINATION               AT               LUMP SUM TERMINATION
 YEAR              VALUE OF CONTRACT *               AGE               VALUE OF CONTRACT *
------------------------------------------------------------------------------------------------------
  1                                                  60
------------------------------------------------------------------------------------------------------
  2                                                  65
------------------------------------------------------------------------------------------------------
  3                                                  70
------------------------------------------------------------------------------------------------------
  4
------------------------------------------------------------------------------------------------------
  5
------------------------------------------------------------------------------------------------------

* Includes applicable withdrawal charges as described in Item O below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

END OF            LUMP SUM TERMINATION               AT               LUMP SUM TERMINATION
 YEAR              VALUE OF CONTRACT *               AGE               VALUE OF CONTRACT *
------------------------------------------------------------------------------------------------------
  1                                                  60
------------------------------------------------------------------------------------------------------
  2                                                  65
------------------------------------------------------------------------------------------------------
  3                                                  70
------------------------------------------------------------------------------------------------------
  4
------------------------------------------------------------------------------------------------------
  5
------------------------------------------------------------------------------------------------------

* Includes applicable withdrawal charges as described in Item O below.


T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)


1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

2. An annual records maintenance charge of $36.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under 1 year, 6%; over 1 to 2 years, 5%; over 2 to 3 years, 4%; over 3 to 4 years, 3%; over 4 to 5 years, 2%; over 5 to 6 years, 1%; 6th year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

5. The growth in value of your contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION
 YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*      YEAR      Values*
-----------------------------------------------------------------------------------------
   1       $ 1,000       14       $17,371       27       $41,703       40      $ 77,436
-----------------------------------------------------------------------------------------
   2         2,000       15        18,929       28        43,991       41        80,796
-----------------------------------------------------------------------------------------
   3         3,038       16        20,534       29        46,348       42        84,256
-----------------------------------------------------------------------------------------
   4         4,130       17        22,187       30        48,775       43        87,821
-----------------------------------------------------------------------------------------
   5         5,264       18        23,889       31        51,275       44        91,492
-----------------------------------------------------------------------------------------
   6         6,442       19        25,643       32        53,850       45        95,274
-----------------------------------------------------------------------------------------
   7         7,665       20        27,449       33        56,503       46        99,169
-----------------------------------------------------------------------------------------
   8         8,932       21        29,309       34        59,235       47       103,181
-----------------------------------------------------------------------------------------
   9        10,236       22        31,225       35        62,048       48       107,313
-----------------------------------------------------------------------------------------
  10        11,580       23        33,199       36        64,947       49       111,569
-----------------------------------------------------------------------------------------
  11        12,965       24        35,232       37        67,932       50       115,953
-----------------------------------------------------------------------------------------
  12        14,390       25        37,326       38        71,007
-----------------------------------------------------------------------------------------
  13        15,859       26        39,482       39        74,174
-----------------------------------------------------------------------------------------

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION
 YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*      YEAR      Values*
-----------------------------------------------------------------------------------------
   1       $1,000        14       $1,513        27       $2,221        40       $3,262
-----------------------------------------------------------------------------------------
   2        1,013        15        1,558        28        2,288        41        3,360
-----------------------------------------------------------------------------------------
   3        1,053        16        1,605        29        2,357        42        3,461
-----------------------------------------------------------------------------------------
   4        1,095        17        1,653        30        2,427        43        3,565
-----------------------------------------------------------------------------------------
   5        1,138        18        1,702        31        2,500        44        3,671
-----------------------------------------------------------------------------------------
   6        1,183        19        1,754        32        2,575        45        3,782
-----------------------------------------------------------------------------------------
   7        1,230        20        1,806        33        2,652        46        3,895
-----------------------------------------------------------------------------------------
   8        1,267        21        1,860        34        2,732        47        4,012
-----------------------------------------------------------------------------------------
   9        1,305        22        1,916        35        2,814        48        4,132
-----------------------------------------------------------------------------------------
  10        1,344        23        1,974        36        2,898        49        4,256
-----------------------------------------------------------------------------------------
  11        1,384        24        2,033        37        2,985        50        4,384
-----------------------------------------------------------------------------------------
  12        1,426        25        2,094        38        3,075
-----------------------------------------------------------------------------------------
  13        1,469        26        2,157        39        3,167
-----------------------------------------------------------------------------------------

* Includes applicable withdrawal charges.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1998


--------------------------------------------------------------------------------


                                PERIODIC PAYMENT

                           VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III

                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

   HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049     (847) 550-5500


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 1998. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.


                               ------------------

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Services to the Separate Account............................  B-1
Performance Information of Subaccounts......................  B-1
State Regulation............................................  B-19
Experts.....................................................  B-19
Change of Accountants.......................................  B-19
Financial Statements........................................  B-20


ADV-02B

                        SERVICES TO THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.


The independent auditors for the Separate Account are Coopers & Lybrand L.L.P., Chicago, Illinois, for the year ended December 31, 1997. Coopers & Lybrand L.L.P. performed the annual audit of the financial statements of the Separate Account and KILICO for the year ended December 31, 1997.



The independent auditors for the Separate Account prior to 1997 were KPMG Peat Marwick LLP, Chicago, Illinois, for the periods through December 31, 1996. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the periods through December 31, 1996.


The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.


KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to six percent (6%) of Purchase Payments. During 1997, 1996 and 1995 KILICO incurred gross commissions payable of approximately $14,741,000, $9,049,000 and $10,006,000 respectively, to licensed insurance agents.


                     PERFORMANCE INFORMATION OF SUBACCOUNTS


As described in the prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Kemper High Yield Subaccount, Kemper Investment Grade Bond Subaccount, the Kemper Government Securities Subaccount and the Janus Short-Term Bond Subaccount; and "yield" and "effective yield" information may be provided in the case of the Kemper Money Market Subaccount. These various measures of performance are described below.



A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Withdrawal Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Contract Owner accounts. Premium taxes are not included in the term charges. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.



No standard formula has been prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $10,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Premium taxes are not included in the term charges. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $10,000 was chosen because that approximates the size of a typical account. The account size used affects the performance figure because the Records Maintenance Charge is a fixed per account charge. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized nonstandardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.



Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.



Performance information will be shown for periods from April 6, 1982 (inception) for the Kemper Money Market Subaccount, Kemper Total Return Subaccount and Kemper High Yield Subaccount, and for periods from December 9, 1983 (inception) for the Kemper Growth Subaccount. This performance information is stated to reflect that the Separate Account was reorganized on November 3, 1989 as a unit investment trust with Subaccounts investing in corresponding Portfolios of the Fund. In addition, on that date the Kemper Government Securities Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Kemper Government Securities Subaccount, performance figures will reflect investment experience as if the Kemper Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Kemper Government Securities Portfolio.



The yield for the Kemper High Yield Subaccount, the Kemper Investment Grade Bond Subaccount, the Kemper Government Securities Subaccount, and the Janus Short-Term Bond Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Kemper High Yield Subaccount, the Kemper Government Securities Subaccount and the Kemper Investment Grade Bond Subaccount, based upon the one month period ended March 31, 1998 were 6.92%, 4.79%, and 4.09%, respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:



                 a - b
                -------    6
  YIELD = 2[(     cd    +1)  - 1]


a = net dividends and interest earned during the period by the Fund attributable to the Subaccount

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of withdrawal charges or premium taxes.


The Kemper Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit Value during the period is divided by the Accumulation Unit Value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Account's portfolio are not included in the calculation. The Kemper Money Market Subaccount's yield for the seven-day period ended March 31, 1998 was 3.76% and average portfolio maturity was 27 days.

The Kemper Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) (365) / (7) - 1. The Kemper Money Market Subaccount's effective yield for the seven day period ended March 31, 1998 was 3.83%.


In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.


A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return do not reflect the effect of the Withdrawal Charge or premium taxes that may be imposed upon the redemption of units. Standardized average annual total return reflects the effect of the applicable Withdrawal Charge (but not premium tax) that may be imposed at the end of the period in question.


The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes, including the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia, Far East Index. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, MORNINGSTAR, INC., Ibbotson Associates or Micropal. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes which are described below. In particular, it should be noted that certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The units of the Subaccounts are not insured. Also, the value of the Subaccounts will fluctuate. From time to time, the Separate Account may quote information from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR, NATIONAL UNDERWRITER, SELLING LIFE INSURANCE, BROKER WORLD, REGISTERED REPRESENTATIVE, INVESTMENT ADVISOR and VARDS.


The following tables include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 1997, and compares these quotations to various indexes.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1997)



                                                                                                              STANDARDIZED
                                                                                                                AVERAGE
                                                                                        NONSTANDARDIZED          ANNUAL
                                                                                        TOTAL RETURN(1)          TOTAL
                                                                                    -----------------------    RETURN(2)
                                                      YEAR TO DATE                  CUMULATIVE                ------------
                                                           (%)           ENDING        (%)       ANNUALIZED    ANNUALIZED
                                                        RETURN(3)       VALUE(4)      RETURN     (%) RETURN    (%) RETURN
                                                      ------------      --------    ----------   ----------    ----------
KEMPER CONTRARIAN VALUE SUBACCOUNT.................      28.71%
  Life of Subaccount (from 05/01/96)...............                                                              22.99%
  Life of Portfolio (from 05/01/96)................                    $   14,954     49.54%       27.28%           N/A
  One Year.........................................                    $   12,856     28.56%       28.56%        20.31%
KEMPER VALUE+GROWTH SUBACCOUNT.....................      23.86%
  Life of Subaccount (from 05/01/96)...............                                                              18.26%
  Life of Portfolio (from 05/01/96)................                    $   14,051     40.51%       22.61%           N/A
  One Year.........................................                    $   12,370     23.70%       23.70%        15.65%
KEMPER HORIZON 20+ SUBACCOUNT......................      18.93%
  Life of Subaccount (from 05/01/96)...............                                                              15.07%
  Life of Portfolio (from 05/01/96)................                    $   13,566     35.66%       20.06%           N/A
  One Year.........................................                    $   11,869     18.69%       18.69%        10.25%
JANUS GROWTH SUBACCOUNT............................      21.17%
  Life of Subaccount (from 09/15/95)...............                                                              14.85%
  Life of Portfolio (from 10/09/93)................                    $   18,979     89.79%       16.07%           N/A
  Three Year.......................................                    $   18,159     81.59%       22.00%        19.59%
  One Year.........................................                    $   12,100     21.00%       21.00%        13.03%
FIDELITY VIP EQUITY-INCOME SUBACCOUNT..............      26.46%
  Life of Subaccount (from 05/01/96)...............                                                              15.25%
  Life of Portfolio (from 10/09/86)................                    $   39,993    299.93%       13.13%           N/A
  Ten Years........................................                    $   41,052    310.52%       15.16%        14.63%
  Five Years.......................................                    $   23,401    134.01%       18.54%        17.35%
  Three Years......................................                    $   18,983     89.83%       23.82%        21.47%
  One Year.........................................                    $   12,630     26.30%       26.30%        18.14%
FIDELITY VIP GROWTH SUBACCOUNT.....................      21.89%
  Life of Subaccount (from 05/01/96)...............                                                              10.56%
  Life of Portfolio (from 10/09/86)................                    $   43,693    336.93%       14.02%           N/A
  Ten Years........................................                    $   42,722    327.22%       15.61%        15.13%
  Five Years.......................................                    $   21,374    113.74%       16.41%        15.23%
  Three Years......................................                    $   18,403     84.03%       22.54%        20.25%
  One Year.........................................                    $   12,173     21.73%       21.73%        13.75%
FIDELITY VIP II INDEX 500 SUBACCOUNT...............      31.00%
  Life of Subaccount (from 05/01/96)...............                                                              22.19%
  Life of Portfolio (from 08/27/92)................                    $   24,512    145.12%       18.25%           N/A
  Five Years.......................................                    $   23,156    131.56%       18.28%        17.04%
  Three Years......................................                    $   21,463    114.63%       28.99%        26.66%
  One Year.........................................                    $   13,081     30.81%       30.81%        22.15%


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
  results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1997)

                                  (CONTINUED)


                                                                           COMPARED TO
                                -------------------------------------------------------------------------------------------------
                                  DOW JONES       DOW JONES      STANDARD &       STANDARD &        CONSUMER         CONSUMER
                                INDUSTRIAL(5)   INDUSTRIAL(5)   POOR'S 500(6)   POOR'S 500(6)    PRICE INDEX(7)   PRICE INDEX(7)
                                CUMULATIVE %    ANNUALIZED %    CUMULATIVE %     ANNUALIZED %     CUMULATIVE %     ANNUALIZED %
                                   RETURN          RETURN          RETURN           RETURN           RETURN           RETURN
                                -------------   -------------   -------------   -------------    --------------   --------------
KEMPER VALUE SUBACCOUNT
  Life of Portfolio (from
    05/01/96).................       41.85          23.31            48.25           26.62             3.72             2.21
  One Year....................       22.64          22.64            31.01           31.01             1.70             1.70
KEMPER VALUE+GROWTH SUBACCOUNT
  Life of Portfolio (from
    05/01/96).................       41.85          23.31            48.25           26.62             3.72             2.21
  One Year....................       22.64          22.64            31.01           31.01             1.70             1.70
KEMPER HORIZON 20+ SUBACCOUNT
  Life of Portfolio (from
    05/01/96).................       41.85          23.31            48.25           26.62             3.72             2.21
  One Year....................       22.64          22.64            31.01           31.01             1.70             1.70
JANUS GROWTH SUBACCOUNT
  Life of Portfolio (from
    09/13/93).................      117.61          19.83           110.02           18.85            11.66             2.60
  Three Years.................      106.24          27.29           111.30           28.32             7.72             2.51
  One Year....................       22.64          22.64            31.01           31.01             1.70             1.70
FIDELITY VIP EQUITY-INCOME
  SUBACCOUNT
  Life of Portfolio (from
    10/09/86).................      340.12          14.11           311.46           13.43            47.05             3.49
  Ten Years...................      307.89          15.09           292.76           14.66            39.93             3.42
  Five Years..................      139.56          19.10           122.76           17.37            13.69             2.60
  Three Years.................      106.24          27.29           111.30           28.32             7.72             2.51
  One Year....................       22.64          22.64            31.01           31.01             1.70             1.70
FIDELITY VIP GROWTH SUBACCOUNT
  Life of Portfolio (from
    10/09/86).................      340.12          14.11           311.46           13.43            47.05             3.49
  Ten Years...................      307.89          15.09           292.76           14.66            39.93             3.42
  Five Years..................      139.56          19.10           122.72           17.37            13.69             2.60
  Three Years.................      106.24          27.29           111.30           28.32             7.72             2.51
  One Year....................       22.64          22.64            31.01           31.01             1.70             1.70
FIDELITY VIP II INDEX 500
  SUBACCOUNT
  Life of Portfolio (from
    08/27/92).................      142.98          18.08           134.66           17.31            14.90             2.63
  Five Years..................      139.56          19.10           122.72           17.37            13.69             2.60
  Three Years.................      106.24          27.29           111.30           28.32             7.72             2.51
  One Year....................       22.64          22.64            31.01           31.01             1.70             1.70


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
  results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1997)

                                  (CONTINUED)


                                                                                                                STANDARDIZED
                                                                                                                  AVERAGE
                                                                                                                   ANNUAL
                                                                                   NONSTANDARDIZED                 TOTAL
                                                                                   TOTAL RETURN(1)               RETURN(2)
                                                                           --------------------------------    --------------
                                           YEAR TO DATE (%)     ENDING     CUMULATIVE (%)    ANNUALIZED (%)    ANNUALIZED (%)
                                              RETURN(3)        VALUE(4)        RETURN            RETURN            RETURN
                                           ----------------    --------    --------------    --------------    --------------
KEMPER MONEY MARKET SUBACCOUNT(20).....          3.91%
  Life of Subaccount (from 04/06/82)...                                                                             4.56%
  Life of Portfolio (from 04/06/82)....                        $22,581        125.81%             5.32%               N/A
  Ten Years............................                        $15,065         50.65%             4.18%             2.92%
  Five Years...........................                        $11,565         15.65%             2.95%             0.07%
  Three Years..........................                        $11,156         11.56%             3.72%             0.09%
  One Year.............................                        $10,360          3.60%             3.60%            -4.60%
KEMPER HIGH YIELD SUBACCOUNT(19).......         10.18%
  Life of Subaccount (from 04/06/82)...                                                                            11.76%
  Life of Portfolio (from 04/06/82)....                        $60,215        502.15%            12.09%               N/A
  Ten Years............................                        $26,401        164.01%            10.19%             9.29%
  Five Years...........................                        $16,290         62.90%            10.25%             8.05%
  Three Years..........................                        $14,305         43.05%            12.68%             9.63%
  One Year.............................                        $10,995          9.95%             9.95%             2.05%
KEMPER GOVERNMENT SECURITIES
  SUBACCOUNT...........................          7.56%
  Life of Subaccount (from 11/03/89)...                                                                             5.45%
  Life of Portfolio (from 09/03/87)....                        $19,032         90.32%             6.43%               N/A
  Ten Years............................                        $18,975         89.75%             6.61%             5.87%
  Five Years...........................                        $12,790         27.90%             5.04%             2.86%
  Three Years..........................                        $12,728         27.28%             8.37%             5.46%
  One Year.............................                        $10,734          7.34%             7.34%            -0.32%
KEMPER INVESTMENT GRADE BOND
  SUBACCOUNT...........................          7.63%
  Life of Subaccount (from 05/01/96)...                                                                             2.19%
  Life of Portfolio (from 05/01/96)....                        $11,033         10.33%             6.07%               N/A
  One Year.............................                        $10,750          7.50%             7.50%             0.55%
JANUS SHORT-TERM BOND SUBACCOUNT.......          5.35%
  Life of Subaccount (from 09/15/95)...                                                                             1.77%
  Life of Portfolio (from 09/13/93)....                        $11,630         16.30%             3.58%               N/A
  Three Year...........................                        $11,658         16.58%             5.25%             3.06%
  One Year.............................                        $10,522          5.22%             5.22%            -1.50%


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
  results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1997)
                                  (CONTINUED)

                                                                      COMPARED TO
                       ----------------------------------------------------------------------------------------------------------
                                                                                       SALOMON BROS   SALOMON BROS   LEHMAN BROS.
                                                           CDA CERT       CDA CERT      HIGH GRADE     HIGH GRADE     GOVT/CORP
                          CONSUMER         CONSUMER       OF DEPOSIT     OF DEPOSIT     CORP BOND      CORP BOND         BOND
                       PRICE INDEX(7)   PRICE INDEX(7)     INDEX(8)       INDEX(8)       INDEX(9)       INDEX(9)      INDEX(10)
                        CUMULATIVE %     ANNUALIZED %    CUMULATIVE %   ANNUALIZED %   CUMULATIVE %   ANNUALIZED %   CUMULATIVE %
                           RETURN           RETURN          RETURN         RETURN         RETURN         RETURN         RETURN
                       --------------   --------------   ------------   ------------   ------------   ------------   ------------
KEMPER MONEY MARKET
  SUBACCOUNT(20)
  Life of Portfolio
    (from
    04/06/82)........         N/A             N/A              N/A           N/A             N/A           N/A              N/A
  Ten Years..........       39.93            3.42            80.38          6.08          180.09         10.85              N/A
  Five Years.........       13.69            2.60            27.98          5.06           55.46          9.23              N/A
  Three Years........        7.72            2.51            18.39          5.79           45.69         13.36              N/A
  One Year...........        1.70            1.70             5.77          5.77           12.96         12.96              N/A
KEMPER HIGH YIELD
  SUBACCOUNT(19)
  Life of Portfolio
    (from
    04/06/82)........         N/A             N/A              N/A           N/A             N/A           N/A              N/A
  Ten Years..........       39.93            3.42              N/A           N/A             N/A           N/A           139.88
  Five Years.........       13.69            2.60              N/A           N/A             N/A           N/A            44.29
  Three Years........        7.72            2.51              N/A           N/A             N/A           N/A            34.68
  One Year...........        1.70            1.70              N/A           N/A             N/A           N/A             9.76
KEMPER GOVERNMENT
  SECURITIES
  SUBACCOUNT
  Life of Portfolio
    (from
    09/03/87)........         N/A             N/A              N/A           N/A          191.45         10.91              N/A
  10 Years...........       39.93            3.42              N/A           N/A          180.09         10.85           139.88
  Five Years.........       13.69            2.60              N/A           N/A           55.46          9.23            44.29
  Three Years........        7.72            2.51              N/A           N/A           45.69         13.36            34.68
  One Year...........        1.70            1.70              N/A           N/A           12.96         12.96             9.76
KEMPER INVESTMENT
  GRADE BOND
  SUBACCOUNT
  Life of Portfolio
    (from
    05/01/96)........        3.72            2.21              N/A           N/A           22.33         12.85            16.45
  One Year...........        1.70            1.70              N/A           N/A           12.96         12.96             9.76
JANUS SHORT-TERM BOND
  SUBACCOUNT
  Life of Portfolio
    (from
    09/13/93)........       11.66            2.60              N/A           N/A           36.64          7.53              N/A
  Three Year.........        7.72            2.51              N/A           N/A           45.69         13.36              N/A
  One Year...........        1.70            1.70              N/A           N/A           12.96         12.96              N/A

                       COMPARED TO
                       ------------
                       LEHMAN BROS.
                        GOVT/CORP
                           BOND
                        INDEX(10)
                       ANNUALIZED %
                          RETURN
                       ------------
KEMPER MONEY MARKET
  SUBACCOUNT(20)
  Life of Portfolio
    (from
    04/06/82)........       N/A
  Ten Years..........       N/A
  Five Years.........       N/A
  Three Years........       N/A
  One Year...........       N/A
KEMPER HIGH YIELD
  SUBACCOUNT(19)
  Life of Portfolio
    (from
    04/06/82)........       N/A
  Ten Years..........      9.14
  Five Years.........      7.61
  Three Years........     10.43
  One Year...........      9.76
KEMPER GOVERNMENT
  SECURITIES
  SUBACCOUNT
  Life of Portfolio
    (from
    09/03/87)........       N/A
  10 Years...........      9.14
  Five Years.........      7.61
  Three Years........     10.43
  One Year...........      9.76
KEMPER INVESTMENT
  GRADE BOND
  SUBACCOUNT
  Life of Portfolio
    (from
    05/01/96)........      9.57
  One Year...........      9.76
JANUS SHORT-TERM BOND
  SUBACCOUNT
  Life of Portfolio
    (from
    09/13/93)........       N/A
  Three Year.........       N/A
  One Year...........       N/A


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1997)

                                  (CONTINUED)

                                                                           COMPARED TO
                                      --------------------------------------------------------------------------------------
                                                                                                               LEHMAN BROS
                                       MERRILL LYNCH      MERRILL LYNCH      LEHMAN BROS      LEHMAN BROS       GOVT/CORP
                                         GOVT/CORP          GOVT/CORP       LONG GOVT/CORP   LONG GOVT/CORP      1-3 YEAR
                                      MASTER INDEX(11)   MASTER INDEX(11)   BOND INDEX(12)   BOND INDEX(12)   BOND INDEX(13)
                                        CUMULATIVE %       ANNUALIZED %      CUMULATIVE %     ANNUALIZED %     CUMULATIVE %
                                           RETURN             RETURN            RETURN           RETURN           RETURN
                                      ----------------   ----------------   --------------   --------------   --------------
KEMPER MONEY MARKET SUBACCOUNT(20)
  Life of Portfolio (from
    04/06/82).......................          N/A               N/A               N/A              N/A              N/A
  Ten Years.........................          N/A               N/A               N/A              N/A              N/A
  Five Years........................          N/A               N/A               N/A              N/A              N/A
  Three Years.......................          N/A               N/A               N/A              N/A              N/A
  One Year..........................          N/A               N/A               N/A              N/A              N/A
KEMPER HIGH YIELD SUBACCOUNT(19)
  Life of Portfolio (from
    04/06/82).......................          N/A               N/A               N/A              N/A              N/A
  Ten Years.........................       140.51              9.17               N/A              N/A              N/A
  Five Years........................        44.49              7.64               N/A              N/A              N/A
  Three Years.......................        36.50             10.39               N/A              N/A              N/A
  One Year..........................         9.78              9.78               N/A              N/A              N/A
KEMPER GOVERNMENT SECURITIES
  SUBACCOUNT
  Life of Portfolio (from
    09/03/87).......................          N/A               N/A               N/A              N/A              N/A
  Ten Years.........................       140.51              9.17               N/A              N/A              N/A
  Five Years........................        44.49              7.64               N/A              N/A              N/A
  Three Years.......................        36.50             10.39               N/A              N/A              N/A
  One Year..........................         9.78              9.78               N/A              N/A              N/A
KEMPER INVESTMENT GRADE BOND
  SUBACCOUNT
  Life of Portfolio (from
    05/01/96).......................          N/A               N/A               N/A              N/A              N/A
  One Year..........................         9.78              9.78               N/A              N/A              N/A
JANUS SHORT-TERM BOND SUBACCOUNT
  Life of Portfolio (from
    09/13/93).......................          N/A               N/A               N/A              N/A              N/A
  Three Year........................          N/A               N/A               N/A              N/A              N/A
  One Year..........................          N/A               N/A               N/A              N/A              N/A

                                       COMPARED TO
                                      --------------
                                       LEHMAN BROS
                                        GOVT/CORP
                                         1-3 YEAR
                                      BOND INDEX(13)
                                       ANNUALIZED %
                                          RETURN
                                      --------------
KEMPER MONEY MARKET SUBACCOUNT(20)
  Life of Portfolio (from
    04/06/82).......................        N/A
  Ten Years.........................        N/A
  Five Years........................        N/A
  Three Years.......................        N/A
  One Year..........................        N/A
KEMPER HIGH YIELD SUBACCOUNT(19)
  Life of Portfolio (from
    04/06/82).......................        N/A
  Ten Years.........................        N/A
  Five Years........................        N/A
  Three Years.......................        N/A
  One Year..........................        N/A
KEMPER GOVERNMENT SECURITIES
  SUBACCOUNT
  Life of Portfolio (from
    09/03/87).......................        N/A
  Ten Years.........................        N/A
  Five Years........................        N/A
  Three Years.......................        N/A
  One Year..........................        N/A
KEMPER INVESTMENT GRADE BOND
  SUBACCOUNT
  Life of Portfolio (from
    05/01/96).......................        N/A
  One Year..........................        N/A
JANUS SHORT-TERM BOND SUBACCOUNT
  Life of Portfolio (from
    09/13/93).......................        N/A
  Three Year........................        N/A
  One Year..........................        N/A


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1997)

                                  (CONTINUED)


                                                                                                               STANDARDIZED
                                                                                                                 AVERAGE
                                                                                       NONSTANDARDIZED            ANNUAL
                                                                                       TOTAL RETURN(1)            TOTAL
                                                                                   ------------------------     RETURN(2)
                                                                                   CUMULATIVE    ANNUALIZED    ------------
                                            YEAR TO DATE(%)                           (%)           (%)         ANNUALIZED
                                               RETURN(3)        ENDING VALUE(4)      RETURN        RETURN       (%) RETURN
                                            ---------------     ---------------    ----------    ----------     ----------
KEMPER GROWTH SUBACCOUNT................         19.78%
  Life of Subaccount (from 12/09/83)....                                                                          13.35%
  Life of Portfolio (from 12/09/83).....                            $60,828         508.28%        13.70%            N/A
  Ten Years.............................                            $40,345         303.45%        14.97%         14.31%
  Five Years............................                            $20,065         100.65%        14.94%         12.67%
  Three Years...........................                            $18,794          87.94%        23.41%         20.26%
  One Year..............................                            $11,953          19.53%        19.53%         10.91%
FIDELITY VIP II CONTRAFUND SUBACCOUNT...         22.55%
  Life of Subaccount (from 05/01/96)....                                                                          16.15%
  Life of Portfolio (from 01/03/95).....                            $20,193         101.93%        26.45%            N/A
  One Year..............................                            $12,240          22.40%        22.40%         14.50%
LEXINGTON NATURAL RESOURCES
  SUBACCOUNT............................          5.77%
  Life of Subaccount (from 09/15/95)....                                                                          10.53%
  Life of Portfolio (10/14/91)..........                            $16,182          61.82%         8.05%            N/A
  Five Year.............................                            $15,563          55.63%         9.25%          8.07%
  Three Year............................                            $15,243          52.43%        15.09%         12.90%
  One Year..............................                            $10,566           5.66%         5.66%         -0.98%


                                                                 COMPARED TO
                         --------------------------------------------------------------------------------------------
                                                                                           STANDARD &     STANDARD &
                                           STANDARD &                        CONSUMER        POOR'S         POOR'S
                           STANDARD &      POOR'S 500       CONSUMER       PRICE INDEX       MIDCAP         MIDCAP
                         POOR'S 500 (5)       (6)        PRICE INDEX (7)       (7)         INDEX (14)     INDEX (14)
                          CUMULATIVE %    ANNUALIZED %    CUMULATIVE %     ANNUALIZED %   CUMULATIVE %   ANNUALIZED %
                             RETURN          RETURN          RETURN           RETURN         RETURN         RETURN
                         --------------   ------------   ---------------   ------------   ------------   ------------
KEMPER GROWTH
 SUBACCOUNT
 Life of Portfolio
   (from 12/09/83).....      487.82          13.42            60.14            3.41             N/A           N/A
 Ten Years.............      292.76          14.66            39.93            3.42          492.25         19.47
 Five Years............      122.72          17.37            13.69            2.60          107.64         15.74
 Three Years...........      111.30          28.32             7.72            2.51           96.75         25.32
 One Year..............       48.25          26.62             3.72            2.21           30.44         30.44
FIDELITY VIP II
 CONTRAFUND SUBACCOUNT
 Life of Portfolio
   (from 01/03/95).....      111.37          28.39              N/A             N/A           98.39         25.74
 One Year..............       48.25          26.62             3.72            2.21           30.44         30.44
LEXINGTON NATURAL
 RESOURCES SUBACCOUNT
 Life of Portfolio
   (from 10/14/91).....      151.10          15.97            18.00            2.70          155.79         16.31
 Five Year.............      122.72          17.37            13.69            2.60          107.64         15.74
 Three Year............      111.30          28.32             7.72            2.51           96.75         25.32
 One Year..............       48.25          26.62             3.72            2.21           30.44         30.44

                                 COMPARED TO
                         ---------------------------

                            NASDAQ         NASDAQ
                         COMPOS (15)    COMPOS (15)
                         CUMULATIVE %   ANNUALIZED %
                            RETURN         RETURN
                         ------------   ------------
KEMPER GROWTH
 SUBACCOUNT
 Life of Portfolio
   (from 12/09/83).....     459.82         13.03
 Ten Years.............     375.19         16.86
 Five Years............     131.97         18.33
 Three Years...........     108.83         27.83
 One Year..............      21.64         21.64
FIDELITY VIP II
 CONTRAFUND SUBACCOUNT
 Life of Portfolio
   (from 01/03/95).....     111.19         28.40
 One Year..............      21.64         21.64
LEXINGTON NATURAL
 RESOURCES SUBACCOUNT
 Life of Portfolio
   (from 10/14/91).....     198.74         19.25
 Five Year.............     131.97         18.33
 Three Year............     108.83         27.83
 One Year..............      21.64         21.64


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
  results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1997)

                                  (CONTINUED)


                                                                                                               STANDARDIZED
                                                                                                                 AVERAGE
                                                                                         NONSTANDARDIZED          ANNUAL
                                                                                         TOTAL RETURN(1)          TOTAL
                                                                                     -----------------------    RETURN(2)
                                                         YEAR TO DATE                CUMULATIVE                ------------
                                                              (%)          ENDING       (%)       ANNUALIZED    ANNUALIZED
                                                           RETURN(3)      VALUE(4)     RETURN     (%) RETURN    (%) RETURN
                                                         ------------     --------   ----------   ----------    ----------
KEMPER SMALL CAP GROWTH SUBACCOUNT....................      32.48%
  Life of Subaccount (from 05/01/94)..................                                                            22.17%
  Life of Portfolio (from 05/01/94)...................                    $22,085     120.85%       24.11%           N/A
  Three Years.........................................                    $21,442     114.42%       28.92%        26.35%
  One Year............................................                    $13,232      32.32%       32.32%        23.77%
KEMPER SMALL CAP VALUE SUBACCOUNT.....................      20.18%
  Life of Subaccount (from 05/01/96)..................                                                             8.21%
  Life of Portfolio (from 05/01/96)...................                    $12,117      21.17%       12.19%           N/A
  One Year............................................                    $12,004      20.04%       20.04%        12.43%
JANUS AGGRESSIVE GROWTH SUBACCOUNT....................      11.21%
  Life of Subaccount (from 09/15/95)..................                                                             7.13%
  Life of Portfolio (from 09/13/93)...................                    $20,083     100.83%       17.61%           N/A
  Three Year..........................................                    $14,871      48.70%       14.14%        11.75%
  One Year............................................                    $11,105      11.05%       11.05%         3.65%



                                                                            COMPARED TO
                                    -------------------------------------------------------------------------------------------
                                    CONSUMER PRICE   CONSUMER PRICE   RUSSELL 2000   RUSSELL 2000      NASDAQ         NASDAQ
                                       INDEX(7)         INDEX(7)       INDEX(16)      INDEX(16)      COMPOS(15)     COMPOS(15)
                                     CUMULATIVE %     ANNUALIZED %    CUMULATIVE %   ANNUALIZED %   CUMULATIVE %   ANNUALIZED %
                                        RETURN           RETURN          RETURN         RETURN         RETURN         RETURN
                                    --------------   --------------   ------------   ------------   ------------   ------------
KEMPER SMALL CAP GROWTH SUBACCOUNT
  Life of Portfolio (from
    05/01/94).....................        9.91            2.61            72.03          15.96         112.01          22.77
  Three Years.....................        7.72            2.51            74.56          20.42         108.83          27.83
  One Year........................        1.70            1.70            20.52          20.52          21.64          21.64
KEMPER SMALL CAP VALUE SUBACCOUNT
  Life of Portfolio (from
    05/01/96).....................        3.72            2.21            24.76          14.98          30.90          17.51
  One Year........................        1.70            1.70            20.52          20.52          21.64          21.64
JANUS AGGRESSIVE GROWTH SUBACCOUNT
  Life of Portfolio (from
    09/13/93).....................       11.66            2.60            77.33          14.26         112.12          19.12
  Three Year......................        7.72            2.51            74.56          20.42         108.83          27.83
  One Year........................        1.70            1.70            20.52          20.52          21.64          21.64


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
  results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1997)

                                  (CONTINUED)


                                                                                                               STANDARDIZED
                                                                                                                 AVERAGE
                                                                                                                  ANNUAL
                                                                                   NONSTANDARDIZED                TOTAL
                                                                                   TOTAL RETURN(1)              RETURN(2)
                                                                           --------------------------------    ------------
                                     YEAR TO DATE(%)                       CUMULATIVE (%)    ANNUALIZED (%)     ANNUALIZED
                                        RETURN(3)       ENDING VALUE(4)        RETURN            RETURN         (%) RETURN
                                     ---------------    ---------------    --------------    --------------     ----------
KEMPER INTERNATIONAL
  SUBACCOUNT(18).................          8.06%
  Life of Subaccount (from
    01/06/92)....................                                                                                  7.78%
  Life of Portfolio (from
    01/06/92)....................                           $16,818            68.18%             9.07%              N/A
  Five Years.....................                           $17,159            71.59%            11.40%            9.85%
  Three Years....................                           $13,786            37.86%            11.30%            8.65%
  One Year.......................                           $10,789             7.89%             7.89%            0.64%
JANUS WORLDWIDE GROWTH
  SUBACCOUNT(18).................         20.58%
  Life of Subaccount (from
    09/15/95)....................                                                                                 19.58%
  Life of Portfolio (from
    09/13/93)....................                           $22,902           129.02%            21.26%              N/A
  Three Year.....................                           $19,265            92.65%            24.43%           22.02%
  One Year.......................                           $12,042            20.42%            20.42%           12.57%
LEXINGTON EMERGING MARKETS(18)
  SUBACCOUNT.....................        -12.69%
  Life of Subaccount (from
    09/15/95)....................                                                                                 -7.85%
  Life of Portfolio (from
    03/30/94)....................                           $ 8,543           -14.57%            -4.10%              N/A
  Three Year.....................                           $ 8,753           -12.47%            -4.34%           -6.48%
  One Year.......................                           $ 8,722           -12.78%           -12.78%          -18.29%



                                                                                      COMPARED TO
                                                           ------------------------------------------------------------------
                                                            STANDARD &       STANDARD &      CONSUMER PRICE    CONSUMER PRICE
                                                           POOR'S 500(6)    POOR'S 500(6)       INDEX(7)          INDEX(7)
                                                           CUMULATIVE %     ANNUALIZED %      CUMULATIVE %      ANNUALIZED %
                                                              RETURN           RETURN            RETURN            RETURN
                                                           -------------    -------------    --------------    --------------
KEMPER INTERNATIONAL SUBACCOUNT(18)
  Life of Portfolio (from 01/06/92)....................        132.57           15.15             17.06             2.67
  Five Years...........................................        122.72           17.37             13.69             2.60
  Three Years..........................................        111.30           28.32              7.72             2.51
  One Year.............................................         48.25           26.62              3.72             2.21
JANUS WORLDWIDE GROWTH SUBACCOUNT(18)
  Life of Portfolio (from 09/13/93)....................        110.02           18.85             11.66             2.60
  Three Year...........................................        111.30           28.32              7.72             2.51
  One Year.............................................         48.25           26.62              3.72             2.21
LEXINGTON EMERGING MARKETS SUBACCOUNT(18)
  Life of Portfolio (from 03/30/94)....................        117.80           23.03
  Three Year...........................................        111.30           28.32              7.72             2.51
  One Year.............................................         48.25           26.62              3.72             2.21


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1997)

                                  (CONTINUED)


                                                                           COMPARED TO
                                               -------------------------------------------------------------------
                                                                                   MORGAN STANLEY   MORGAN STANLEY
                                               MORGAN STANLEY    MORGAN STANLEY    INTER'L WORLD    INTER'L WORLD
                                               EAFE INDEX (17)   EAFE INDEX (17)     INDEX (21)       INDEX (21)
                                                CUMULATIVE %      ANNUALIZED %      CUMULATIVE %     ANNUALIZED %
                                                   RETURN            RETURN            RETURN           RETURN
                                               ---------------   ---------------   --------------   --------------
KEMPER INTERNATIONAL SUBACCOUNT(18)
  Life of Portfolio (from 01/06/92)..........       53.34              7.40             72.34             9.52
  Five Years.................................       73.96             11.71             88.40            13.51
  Three Years................................       21.09              6.59             51.41            14.84
  One Year...................................        2.06              2.06             14.17            14.17
JANUS WORLDWIDE GROWTH SUBACCOUNT(18)
  Life of Portfolio (from 09/13/93)..........                                           55.92            10.89
  Three Year.................................       21.09              6.59             51.41            14.84
  One Year...................................        2.06              2.06             14.17            14.17
LEXINGTON EMERGING MARKETS SUBACCOUNT(18)
  Life of Portfolio (from 03/30/94)..........       26.35              6.43             55.72            12.51
  Three Year.................................       21.09              6.59             51.41            14.84
  One Year...................................        2.06              2.06             14.17            14.17


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1997)
                                  (CONTINUED)


                                                                                                                    STANDARDIZED
                                                                                                                      AVERAGE
                                                                                                                       ANNUAL
                                                                                      NONSTANDARDIZED                  TOTAL
                                                                                      TOTAL RETURN(1)                RETURN(2)
                                                                             ----------------------------------    --------------
                                                YEAR TO DATE      ENDING     CUMULATIVE (%)     ANNUALIZED (%)     ANNUALIZED (%)
                                               (%) RETURN(3)     VALUE(4)        RETURN             RETURN             RETURN
                                               -------------     --------    --------------     --------------     --------------
KEMPER TOTAL RETURN SUBACCOUNT(19).........        18.42%
  Life of Subaccount (from 04/06/82).......                                                                             11.58%
  Life of Portfolio (from 04/06/82)........                      $61,440         514.40%             12.24%               N/A
  Ten Years................................                      $31,816         218.16%             12.27%             11.02%
  Five Years...............................                      $16,583          65.83%             10.65%              7.72%
  Three Years..............................                      $16,870          68.70%             19.04%             15.41%
  One Year.................................                      $11,810          18.10%             18.10%              8.99%
KEMPER HORIZON 10+ SUBACCOUNT..............        15.27%
  Life of Subaccount (from 05/01/96).......                                                                             10.80%
  Life of Portfolio (from 05/01/96)........                      $12,698          26.98%             15.39%               N/A
  One Year.................................                      $11,508          15.08%             15.08%              7.20%
KEMPER HORIZON 5 SUBACCOUNT................        11.25%
  Life of Subaccount (from 05/01/96).......                                                                              6.91%
  Life of Portfolio (from 05/01/96)........                      $12,049          20.49%             11.82%               N/A
  One Year.................................                      $11,098          10.98%             10.98%              2.70%
JANUS BALANCED SUBACCOUNT..................        20.53%
  Life of Subaccount (from 09/15/95).......                                                                             14.82%
  Life of Portfolio (from 09/13/93)........                      $18,047          80.47%             14.72%               N/A
  Three Year...............................                      $16,987          69.87%             19.32%             17.01%
  One Year.................................                      $12,036          20.36%             20.36%             12.44%
FIDELITY VIP II ASSET MANAGER SUBACCOUNT...        19.10%
  Life of Subaccount (from 05/01/96).......                                                                             12.44%
  Life of Portfolio (from 09/06/89)........                      $25,025         150.25%             11.65%               N/A
  Five Years...............................                      $17,188          71.88%             11.44%             10.18%
  Three Years..............................                      $15,513          55.13%             15.76%             13.38%
  One Year.................................                      $11,892          18.92%             18.92%             10.92%



                                                                            COMPARED TO
                                   ----------------------------------------------------------------------------------------------
                                                                     CONSUMER        CONSUMER       LEHMAN BROS     LEHMAN BROS
                                    STANDARD &      STANDARD &         PRICE           PRICE       GOVT/CORP 1-3   GOVT/CORP 1-3
                                   POOR'S 500(6)   POOR'S 500(6)     INDEX(7)        INDEX(7)      YEAR BOND(13)   YEAR BOND(13)
                                   CUMULATIVE %    ANNUALIZED %    CUMULATIVE %    ANNUALIZED %    CUMULATIVE %     ANNUALIZED %
                                      RETURN          RETURN          RETURN          RETURN          RETURN           RETURN
                                   -------------   -------------   ------------    ------------    -------------   -------------
KEMPER TOTAL RETURN
  SUBACCOUNT(19)
  Life of Portfolio (from
    04/06/82)...................         N/A             N/A             N/A            N/A              N/A             N/A
  Ten Years.....................      292.76           14.66           39.93           3.42           103.34            7.35
  Five Years....................      122.72           17.37           13.69           2.60            32.09            5.72
  Three Years...................      111.30           28.32            7.72           2.51            24.45            7.56
  One Year......................       31.01           31.01            2.06           2.06             6.66            6.66
KEMPER HORIZON 10+ SUBACCOUNT
  Life of Portfolio (from
    05/01/96)...................       48.25           26.62            3.72           2.21            11.59            6.80
  One Year......................       31.01           31.01            2.06           2.06             6.66            6.66
KEMPER HORIZON 5 SUBACCOUNT
  Life of Portfolio (from
    05/01/96)...................       48.25           26.62            3.72           2.21            11.59            6.80
  One Year......................       31.01           31.01            2.06           2.06             6.66            6.66
JANUS BALANCED SUBACCOUNT
  Life of Portfolio (from
    09/13/93)...................      110.02           18.85           11.66           2.60              N/A             N/A
  Three Year....................      111.30           28.32            7.72           2.51            24.44            7.56
  One Year......................       31.01           31.01            2.06           2.06             6.66            6.66
FIDELITY VIP II ASSET MANAGER
  SUBACCOUNT
  Life of Portfolio (from
    09/06/89)...................      177.87           13.07           29.83           3.19              N/A             N/A
  Five Years....................      122.72           17.37           13.69           2.60            32.09            5.72
  Three Years...................      111.30           28.32            7.72           2.51            24.45            7.56
  One Year......................       31.01           31.01            2.06           2.06             6.66            6.66


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1997)
                                  (CONTINUED)


                                                                           COMPARED TO
                                            -------------------------------------------------------------------------
                                              MERRILL LYNCH       MERRILL LYNCH       LEHMAN BROS       LEHMAN BROS
                                                GOVT/CORP           GOVT/CORP          GOVT/CORP         GOVT/CORP
                                            MASTER INDEX (11)   MASTER INDEX (11)   BOND INDEX (10)   BOND INDEX (10)
                                              CUMULATIVE %        ANNUALIZED %       CUMULATIVE %      ANNUALIZED %
                                                 RETURN              RETURN             RETURN            RETURN
                                            -----------------   -----------------   ---------------   ---------------
KEMPER TOTAL RETURN SUBACCOUNT(19)
  Life of Portfolio (from 04/06/82).......          N/A                 N/A                N/A               N/A
  Ten Years...............................       140.51                9.17             139.88              9.14
  Five Years..............................        44.49                7.64              44.24              7.61
  Three Years.............................        36.50               10.39              34.68             10.43
  One Year................................         9.78                9.78               9.76              9.76
KEMPER HORIZON 10+ SUBACCOUNT
  Life of Portfolio (from 05/01/96).......        18.07               10.48              16.45              9.57
  One Year................................         9.78                9.78               9.76              9.76
KEMPER HORIZON 5 SUBACCOUNT
  Life of Portfolio (from 05/01/96).......        18.07               10.48              16.45              9.57
  One Year................................         9.78                9.78               9.76              9.76
JANUS BALANCED SUBACCOUNT
  Life of Portfolio (from 09/13/93).......          N/A                 N/A                N/A               N/A
  Three Year..............................        36.50               10.39              34.68             10.43
  One Year................................         9.78                9.78               9.76              9.76
FIDELITY VIP II ASSET MANAGER SUBACCOUNT
  Life of Portfolio (from 09/06/89).......          N/A                 N/A                N/A               N/A
  Five Years..............................        44.49                7.64              44.24              7.61
  Three Years.............................        36.50               10.39              34.68             10.43
  One Year................................         9.78                9.78               9.76              9.76


The performance data quoted for the Subaccounts is based on past performance and is not representative of future
   results. Investment return and principal value will fluctuate so that unit values, when redeemed, may be worth
 more or less than their original cost. Information regarding the indexes used for comparison were obtained
 from outside sources, have not been independently verified and do not reflect the deduction of
    any Contract charges or fees. See page B-15 for additional information.

                           PERFORMANCE FIGURES--NOTES


  *  N/A Not Applicable



 (1) The Nonstandardized total Return figures quoted are based on a hypothetical $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.



 (2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected.


 (3) The Year to Date percentage return figures quoted are based on the change in unit values.

 (4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

 (5) The Dow Jones Industrial Average is an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Assumes reinvestment of dividends.

 (6) The Standard & Poor's 500 Stock Index is an unmanaged weighted average of 500 stocks, over 95% of which are listed on the New York Stock Exchange. Assumes reinvestment of dividends.

 (7) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups.

 (8) The CDA Certificate of Deposit Index is provided by CDA Investment Technologies, Inc., Silver Spring, Maryland, and is based upon a statistical sampling of the yield of 30-day certificates of deposit of major commercial banks. Yield is based upon a monthly compounding of interest.

 (9) The Salomon Brothers High Grade Corporate Bond Index is on a total return basis with all dividends reinvested and is comprised of high grade long-term industrial and utility bonds rated in the top two rating categories.

(10) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-Federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year are included. Bonds included must have a rating of at least Baa by Moody's Investors Service, BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or Standard & Poor's, BBB by Fitch Investors Service.

(11) The Merrill Lynch Government/Corporate Master Index is based upon the total returns with all dividends reinvested of 4,000 corporate and 300 government bonds issued with an intermediate average maturity and an average quality rating of Aa (Moody's Investors Service, Inc.) /AA (Standard & Poor's Corporation).

(12) The Lehman Brothers Long Government/Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are balanced monthly by market capitalization.

(13) The Lehman Brothers Government/Corporate 1-3 Year Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and three years.

(14) The Standard & Poor's Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The index was developed with a base level of 100 as of December 31, 1990.


(15) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The index was developed with a base level of 100 as of February 5, 1971.


(16) The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The index was developed with a base value of
     135.00 as of December 31, 1986.

(17) The Morgan Stanley EAFE is the Morgan Stanley Capital International Europe, Australia, Far East index. This index is an unmanaged index that is considered to be generally representative of major non-United States stock markets.

(18) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(19) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.


(20) An investment in the Kemper Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Kemper Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.


(21) The Morgan Stanley International World Index is an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Netherlands, New Zealand, Norway, Singapore/Malaysia, South Africa Gold, Spain, Switzerland, United Kingdom, and the United States. The index is calculated on a total return basis, which includes reinvestment of gross dividends before deduction of withholding taxes. The index covers about 60% of the issues listed on the exchanges of the countries included.

The following tables illustrate an assumed $10,000 investment in shares of certain Subaccounts. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Each table covers the period from commencement of operations of the Subaccount to December 31, 1997.

--------------------------------------------------------------------------------


           KEMPER TOTAL RETURN SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1982    ....................   $12,336      $11,769
1983    ....................    14,313       13,211
1984    ....................    13,427       12,508
1985    ....................    17,019       15,853
1986    ....................    19,328       18,003
1987    ....................    19,188       17,872
1988    ....................    21,207       19,752
1989    ....................    25,945       24,164
1990    ....................    26,889       25,043
1991    ....................    36,583       34,069
1992    ....................    36,703       34,179
1993    ....................    40,598       37,805
1994    ....................    36,253       33,758
1995    ....................    45,056       41,953
1996    ....................    51,903       48,327
1997    ....................    61,440       57,204



            KEMPER HIGH YIELD SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1982    ....................   $12,363      $11,920
1983    ....................    14,000       13,427
1984    ....................    15,557       15,155
1985    ....................    18,686       18,203
1986    ....................    21,710       21,149
1987    ....................    22,693       22,105
1988    ....................    25,944       25,273
1989    ....................    25,278       24,624
1990    ....................    21,092       20,546
1991    ....................    31,597       30,778
1992    ....................    36,712       35,760
1993    ....................    43,466       42,338
1994    ....................    41,931       40,843
1995    ....................    48,576       47,315
1996    ....................    54,699       53,249
1997    ....................    60,215       58,651



          KEMPER INTERNATIONAL SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1992    ................................   $ 9,803
1993    ................................    12,836
1994    ................................    12,187
1995    ................................    13,559
1996    ................................    15,576
1997    ................................    16,818



        KEMPER SMALL CAP GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1994    ................................   $10,296
1995    ................................    13,208
1996    ................................    16,680
1997    ................................    22,085



              KEMPER GROWTH SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1983    ....................   $10,290      $10,271
1984    ....................    11,254       11,237
1985    ....................    13,898       13,877
1986    ....................    14,986       14,965
1987    ....................    15,043       15,022
1988    ....................    14,908       14,887
1989    ....................    18,871       18,844
1990    ....................    18,736       18,709
1991    ....................    29,479       29,437
1992    ....................    30,123       30,080
1993    ....................    34,063       34,011
1994    ....................    32,261       32,215
1995    ....................    42,330       42,269
1996    ....................    50,798       50,725
1997    ....................    60,828       60,741



          KEMPER MONEY MARKET SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1982    ................................   $10,747
1983    ................................    11,575
1984    ................................    12,630
1985    ................................    13,479
1986    ................................    14,185
1987    ................................    14,922
1988    ................................    15,827
1989    ................................    17,045
1990    ................................    18,195
1991    ................................    19,003
1992    ................................    19,385
1993    ................................    19,661
1994    ................................    20,157
1995    ................................    21,001
1996    ................................    21,755
1997    ................................    22,581

           KEMPER GOVERNMENT SECURITIES
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1987    ................................   $10,030
1988    ................................    10,232
1989    ................................    11,437
1990    ................................    12,396
1991    ................................    14,084
1992    ................................    14,708
1993    ................................    15,559
1994    ................................    14,925
1995    ................................    17,511
1996    ................................    17,711
1997    ................................    19,032



        KEMPER CONTRARIAN VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,628
1997    ................................    14,954



           KEMPER INVESTMENT GRADE BOND
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,260
1997    ................................    11,033



           KEMPER HORIZON 20+ SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,422
1997    ................................    13,566



            KEMPER HORIZON 5 SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,850
1997    ................................    12,049



         KEMPER SMALL CAP VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,091
1997    ................................    12,117



         KEMPER VALUE + GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,354
1997    ................................    14,051



           KEMPER HORIZON 10+ SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,028
1997    ................................    12,689



             JANUS GROWTH SUBACCOUNT*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,327
1996    ................................    12,062
1997    ................................    14,602



        JANUS WORLDWIDE GROWTH SUBACCOUNT*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,425
1996    ................................    13,266
1997    ................................    15,984



         JANUS SHORT-TERM BOND SUBACCOUNT*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,236
1996    ................................    10,496
1997    ................................    11,047



            LEXINGTON EMERGING MARKETS
                    SUBACCOUNT*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $ 9,547
1996    ................................    10,111
1997    ................................     8,820



        JANUS AGGRESSIVE GROWTH SUBACCOUNT*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,552
1996    ................................    11,231
1997    ................................    12,477

            JANUS BALANCED SUBACCOUNT*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,547
1996    ................................    12,082
1997    ................................    14,549



            LEXINGTON NATURAL RESOURCES
                    SUBACCOUNT*
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,032
1996    ................................    12,556
1997    ................................    13,272



       FIDELITY VIP EQUITY-INCOME SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,687
1997    ................................    13,502



     FIDELITY VIP II ASSET MANAGER SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,916
1997    ................................    12,987



       FIDELITY VIP II CONTRAFUND SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,145
1997    ................................    13,646



          FIDELITY VIP GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,347
1997    ................................    12,599



       FIDELITY VIP II INDEX 500 SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,366
1997    ................................   $14,874


TAX-DEFERRED ACCUMULATION

                                   TAX-DEFERRED                         NON-QUALIFIED                CONVENTIONAL
                                RETIREMENT ANNUITY                         ANNUITY                   SAVINGS PLAN

                             BEFORE-TAX CONTRIBUTIONS              AFTER-TAX CONTRIBUTIONS
                            AND TAX-DEFERRED EARNINGS.            AND TAX-DEFERRED EARNINGS.           AFTER-TAX
                         --------------------------------      --------------------------------      CONTRIBUTIONS
                                            TAXABLE LUMP                          TAXABLE LUMP        AND TAXABLE
                         NO WITHDRAWALS    SUM WITHDRAWAL      NO WITHDRAWALS    SUM WITHDRAWAL        EARNINGS.
                         --------------    --------------      --------------    --------------      -------------
10 Years...............     $ 36,256          $ 25,017            $ 25,017          $ 22,395           $ 21,974
20 Years...............      114,532            79,027              79,027            64,795             59,581
30 Years...............      283,522           195,630             195,630           150,385            123,940

This chart compares the accumulation of monthly contributions into a Tax-Deferred Retirement Annuity (such as a SIMPLE IRA or a Section 403(b) annuity) through a payroll reduction program, a Non-Qualified Annuity and a Conventional Savings Plan. Before-tax contributions to the Tax-Deferred Retirement Annuity are $200 per month and the entire amount of a taxable lump sum withdrawal will be subject to income tax. After-tax contributions to the Non-Qualified Annuity and the Conventional Savings Plan are $138 per month. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 31% federal marginal tax rate, representative of the target market, and an 8% annual return. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Tax-deferred retirement accumulations, as well as the income on Non-Qualified Annuities, are taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the prospectus. The chart does not reflect the following charges and expenses under Kemper Advantage
III: 1.00% mortality and expense risk; .30% administration charges; 6% maximum deferred withdrawal charge; and $36 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN]

Unlike savings plans, contributions to tax-deferred retirement annuities and Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a tax-deferred retirement annuity or Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                    EXPERTS


The consolidated balance sheet of KILICO as of December 31, 1997 and the related consolidated statements of operations, stockholder's equity, and cash flows for the year ended December 31, 1997 have been included herein and in the registration statement in reliance upon the report of Coopers & Lybrand L.L.P., independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The consolidated balance sheet of KILICO as of December 31, 1996 and the related consolidated statements of operations, stockholder's equity, and cash flows for the periods from January 4, 1996 to December 31, 1996 and for the year ended December 31, 1995 have been included herein and in the registration statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering KILICO's financial statements referred to above contains an explanatory paragraph that states as a result of the acquisition of its parent, Kemper Corporation, the consolidated financial information for the period after the acquisition is presented on a different cost basis than that for the period before the acquisition and, therefore, is not comparable.



The statements of assets and liabilities and contract owners' equity of the Separate Account as of December 31, 1997 and the related statements of operations for the year then ended and the statements of changes in contract owners' equity for the year then ended has been included herein in reliance upon the report of Coopers & Lybrand L.L.P., independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



The statement of changes in contract owners' equity of the Separate Account for the year ended December 31, 1996 has been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                             CHANGE OF ACCOUNTANTS



On September 12, 1997, Kemper Investors Life Insurance Company ("KILICO") appointed the accounting firm of Coopers & Lybrand L.L.P. as independent accountants for the year ended December 31, 1997 to replace KPMG Peat Marwick LLP effective with such appointment. KILICO's Board of Directors approved the selection of Coopers & Lybrand L.L.P. as the new independent accountants. Management had not consulted with Coopers & Lybrand L.L.P. on any accounting, auditing or reporting matter, prior to that time.



During the two most recent fiscal years ended December 31, 1996, there have been no disagreements with KPMG Peat Marwick LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure or any reportable events. KPMG Peat Marwick LLP's report on the financial statements for the past two years contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles.

There were no disagreements with Coopers & Lybrand L.L.P. on accounting or financial disclosures for the year ended December 31, 1997.


                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for the Separate Account which reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                       REPORT OF INDEPENDENT ACCOUNTANTS



THE BOARD OF DIRECTORS OF


KEMPER INVESTORS LIFE INSURANCE COMPANY AND


CONTRACT OWNERS OF KILICO VARIABLE ANNUITY SEPARATE ACCOUNT:



We have audited the accompanying statements of assets and liabilities and contract owners' equity of the Kemper Money Market Subaccount, Kemper Money Market Subaccount #2, Kemper Total Return Subaccount, Kemper High Yield Subaccount, Kemper Growth Subaccount, Kemper Government Securities Subaccount, Kemper International Subaccount, Kemper Small Cap Growth Subaccount, Kemper Investment Grade Bond Subaccount, Kemper Contrarian Value Subaccount, Kemper Small Cap Value Subaccount, Kemper Value+Growth Subaccount, Kemper Horizon 20+ Subaccount, Kemper Horizon 10+ Subaccount, and Kemper Horizon 5 Subaccount (investment options within the Investors Fund Series), Short-Term Bond Subaccount and Growth Subaccount, Aggressive Growth Subaccount, Worldwide Growth Subaccount, and Balanced Subaccount (investment options within the Janus Aspen Series), Natural Resources Subaccount and Emerging Markets Subaccount (investment options within the Lexington Funds), Fidelity VIP Equity-Income Subaccount, Fidelity VIP Growth Subaccount, Fidelity VIP II Asset Manager Subaccount, Fidelity VIP II Index 500 Subaccount and Fidelity VIP II Contrafund Subaccount (investment options within the Fidelity VIP Funds), of KILICO Variable Annuity Separate Account as of December 31, 1997 and the related statements of operations and the statements of changes in contract owners' equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statement of changes in contract owners' equity for the year ended December 31, 1996 was audited by other auditors, whose report, dated March 26, 1997, expressed an unqualified opinion on that statement.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1997 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the December 31, 1997 financial statements referred to above present fairly, in all material respects, the financial position of the subaccounts of KILICO Variable Annuity Separate Account at December 31, 1997 and the results of their operations and changes in their contract owners' equity for the year then ended in conformity with generally accepted accounting principles.



Coopers & Lybrand L.L.P.



Chicago, Illinois


February 20, 1998

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors


Kemper Investors Life Insurance Company:



We have audited the accompanying statement of changes in contract owners' equity of the Kemper Money Market Subaccount, Kemper Money Market Subaccount #2, Kemper Total Return Subaccount, Kemper High Yield Subaccount, Kemper Growth Subaccount, Kemper Government Securities Subaccount, Kemper International Subaccount, Kemper Small Cap Growth Subaccount, Kemper Investment Grade Bond Subaccount, Kemper Contrarian Value Subaccount, Kemper Small Cap Value Subaccount, Kemper Value+Growth Subaccount, Kemper Horizon 20+ Subaccount, Kemper Horizon 10+ Subaccount, and Kemper Horizon 5 Subaccount (investment options within the Investors Fund Series), Short-Term Bond Subaccount, Growth Subaccount, Aggressive Growth Subaccount, Worldwide Growth Subaccount, and Balanced Subaccount (investment options within the Janus Aspen Series), Natural Resources Subaccount and Emerging Markets Subaccount (investment options within the Lexington Funds), and Fidelity VIP Equity-Income Subaccount, Fidelity VIP Growth Subaccount, Fidelity VIP II Asset Manager Subaccount, Fidelity VIP II Index 500 Subaccount and Fidelity VIP II Contrafund Subaccount (investment options within the Fidelity VIP Funds), of KILICO Variable Annuity Separate Account (the Account) for the year ended December 31, 1996. This financial statement is the responsibility of the Account's management. Our responsibility is to express an opinion on this financial statement based on our audit.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statement referred to above presents fairly, in all material respects, the changes in contract owners' equity of the subaccounts of KILICO Variable Annuity Separate Account for the year ended December 31, 1996 in conformity with generally accepted accounting principles.



                                       KPMG PEAT MARWICK LLP



Chicago, Illinois


March 26, 1997

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF ASSETS AND LIABILITIES AND CONTRACT OWNERS' EQUITY



DECEMBER 31, 1997


(IN THOUSANDS)



                                                                       INVESTORS FUND SERIES
                                   ----------------------------------------------------------------------------------------------
                                     KEMPER        KEMPER         KEMPER       KEMPER                    KEMPER
                                     MONEY          MONEY         TOTAL         HIGH        KEMPER     GOVERNMENT      KEMPER
                                     MARKET        MARKET         RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL
                                   SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   -------------   ----------   ----------   ----------   ----------   -------------
ASSETS
  Investments in underlying
    portfolio funds, at current
    values.......................   $73,754         6,379        743,633      306,171      527,701       72,906        160,865
  Dividends and other
    receivables..................       200            17            142           40           69            5             28
                                    -------         -----        -------      -------      -------       ------        -------
         Total assets............    73,954         6,396        743,775      306,211      527,770       72,911        160,893
                                    -------         -----        -------      -------      -------       ------        -------
LIABILITIES AND CONTRACT OWNERS'
  EQUITY
  Liabilities:
    Mortality and expense risk
      and administrative
      charges....................        82            --            796          327          564           78            172
    Other........................       118             2            195           63          106           12            125
                                    -------         -----        -------      -------      -------       ------        -------
         Total liabilities.......       200             2            991          390          670           90            297
                                    -------         -----        -------      -------      -------       ------        -------
  Contract owners' equity........   $73,754         6,394        742,784      305,821      527,100       72,821        160,596
                                    =======         =====        =======      =======      =======       ======        =======
ANALYSIS OF CONTRACT OWNERS'
  EQUITY
  Excess of proceeds from units
    sold over payments for units
    redeemed.....................   $ 3,881         5,218        203,480       96,788      187,968       39,559        107,157
  Accumulated net investment
    income (loss)................    69,873         1,176        301,262      181,924      202,725       30,968          7,987
  Accumulated net realized gain
    on sales of investments......        --            --         88,300        6,525       61,033        1,024         18,107
  Unrealized appreciation of
    investments..................        --            --        149,742       20,584       75,374        1,270         27,345
                                    -------         -----        -------      -------      -------       ------        -------
  Contract owners' equity........   $73,754         6,394        742,784      305,821      527,100       72,821        160,596
                                    =======         =====        =======      =======      =======       ======        =======



See accompanying notes to financial statements.

                                             INVESTORS FUND SERIES
    -------------------------------------------------------------------------------------------------------
      KEMPER       KEMPER       KEMPER       KEMPER       KEMPER
    SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP     VALUE +       KEMPER        KEMPER        KEMPER
      GROWTH     GRADE BOND     VALUE        VALUE        GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5
    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    ----------   ----------   ----------   ----------   ----------   -----------   -----------   ----------
     112,970       5,463        78,165       33,296       27,952        6,474         9,169        4,902
          25           1            20           14           21            5             4            3
     -------       -----        ------       ------       ------        -----         -----        -----
     112,995       5,464        78,185       33,310       27,973        6,479         9,173        4,905
     -------       -----        ------       ------       ------        -----         -----        -----
         115           5            68           35           29            7            10            5
          17           1            35           25           23            4             3            2
     -------       -----        ------       ------       ------        -----         -----        -----
         132           6           103           60           52           11            13            7
     -------       -----        ------       ------       ------        -----         -----        -----
     112,863       5,458        78,082       33,250       27,921        6,468         9,160        4,898
     =======       =====        ======       ======       ======        =====         =====        =====
      72,054       5,144        64,882       28,513       23,759        5,342         7,793        4,402
       7,311         (37)         (395)        (220)        (224)         (86)          (83)         (47)
      11,120          73         2,762        1,143          618          177           138           98
      22,378         278        10,833        3,814        3,768        1,035         1,312          445
     -------       -----        ------       ------       ------        -----         -----        -----
     112,863       5,458        78,082       33,250       27,921        6,468         9,160        4,898
     =======       =====        ======       ======       ======        =====         =====        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF ASSETS AND LIABILITIES AND CONTRACT OWNERS' EQUITY (CONTINUED)



DECEMBER 31, 1997


(IN THOUSANDS)



                                                                           JANUS ASPEN SERIES
                                                     --------------------------------------------------------------
                                                     SHORT-TERM                AGGRESSIVE   WORLDWIDE
                                                        BOND        GROWTH       GROWTH       GROWTH      BALANCED
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                     ----------   ----------   ----------   ----------   ----------
ASSETS
  Investments in underlying portfolio funds, at
    current values.................................    $1,052       29,665       19,983       91,502       14,188
  Dividends and other receivables..................        --           13            1            2           --
                                                       ------       ------       ------       ------       ------
         Total assets..............................     1,052       29,678       19,984       91,504       14,188
                                                       ------       ------       ------       ------       ------
LIABILITIES AND CONTRACT OWNERS' EQUITY
  Liabilities:
    Mortality and expense risk and administrative
      charges......................................         1           31           21           98           15
    Other..........................................        --           --            3           10           18
                                                       ------       ------       ------       ------       ------
         Total liabilities.........................         1           31           24          108           33
                                                       ------       ------       ------       ------       ------
  Contract owners' equity..........................     1,051       29,647       19,960       91,396       14,155
                                                       ======       ======       ======       ======       ======
ANALYSIS OF CONTRACT OWNERS' EQUITY
  Excess of proceeds from units sold over payments
    for units redeemed.............................       984       23,713       17,788       78,783       11,699
  Accumulated net investment income (loss).........       188          668         (344)         278          293
  Accumulated net realized gain on sales of
    investments....................................         3          916          205        1,909          258
  Unrealized appreciation (depreciation) of
    investments....................................      (124)       4,350        2,311       10,426        1,905
                                                       ------       ------       ------       ------       ------
  Contract owners' equity..........................    $1,051       29,647       19,960       91,396       14,155
                                                       ======       ======       ======       ======       ======



See accompanying notes to financial statements.

                                                                  FIDELITY VIP FUNDS
           LEXINGTON FUNDS                     ---------------------------------------------------------
    -----------------------------              FIDELITY VIP                              FIDELITY VIP II
     NATURAL            EMERGING                 EQUITY-            FIDELITY VIP              ASSET
    RESOURCES           MARKETS                   INCOME               GROWTH                MANAGER
    SUBACCOUNT         SUBACCOUNT               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
    ----------         ----------              ------------         ------------         ---------------
      6,068               6,437                   23,871               11,821                 3,936
          1                   2                        3                    5                    --
      -----              ------                   ------               ------                ------
      6,069               6,439                   23,874               11,826                 3,936
      -----              ------                   ------               ------                ------
          7                   7                       25                   13                     3
          1                   1                        3                    2                    --
      -----              ------                   ------               ------                ------
          8                   8                       28                   15                     3
      -----              ------                   ------               ------                ------
      6,061               6,431                   23,846               11,811                 3,933
      =====              ======                   ======               ======                ======
      5,012               7,642                   20,467               10,306                 3,523
        135                (158)                     518                   27                   114
        952                 155                       60                   54                    63
        (38)             (1,208)                   2,801                1,424                   233
      -----              ------                   ------               ------                ------
      6,061               6,431                   23,846               11,811                 3,933
      =====              ======                   ======               ======                ======

               FIDELITY VIP FUNDS
     ---------------------------------------

     FIDELITY VIP II         FIDELITY VIP II
        INDEX 500              CONTRAFUND
       SUBACCOUNT              SUBACCOUNT
     ---------------         ---------------
         41,103                  24,913
              3                      --
         ------                  ------
         41,106                  24,913
         ------                  ------
             42                      27
              7                       3
         ------                  ------
             49                      30
         ------                  ------
         41,057                  24,883
         ======                  ======
         36,011                  20,548
            (95)                     70
            640                   1,250
          4,501                   3,015
         ------                  ------
         41,057                  24,883
         ======                  ======

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1997


(IN THOUSANDS)



                                                                       INVESTORS FUND SERIES
                                   ----------------------------------------------------------------------------------------------
                                     KEMPER        KEMPER         KEMPER                                 KEMPER
                                     MONEY          MONEY         TOTAL        KEMPER       KEMPER     GOVERNMENT      KEMPER
                                     MARKET        MARKET         RETURN     HIGH YIELD     GROWTH     SECURITIES   INTERNATIONAL
                                   SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   -------------   ----------   ----------   ----------   ----------   -------------
Dividends and capital gains
  distributions..................    $3,938          374         107,616       23,900      112,090       6,229          9,141
Expenses:
  Mortality and expense risk and
    administrative charges.......       999            1           9,756        3,824        6,893       1,011          2,301
                                     ------          ---         -------       ------      -------       -----         ------
Net investment income (loss).....     2,939          373          97,860       20,076      105,197       5,218          6,840
                                     ------          ---         -------       ------      -------       -----         ------
Net realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    sales of investments.........        --           --          21,466        5,634       13,791        (133)         9,738
  Change in unrealized
    appreciation (depreciation)
    of investments...............        --           --           1,837        2,376      (29,191)        284         (2,788)
                                     ------          ---         -------       ------      -------       -----         ------
Net realized and unrealized gain
  (loss) on investments..........        --           --          23,303        8,010      (15,400)        151          6,950
                                     ------          ---         -------       ------      -------       -----         ------
Net increase in contract owners'
  equity resulting from
  operations.....................    $2,939          373         121,163       28,086       89,797       5,369         13,790
                                     ======          ===         =======       ======      =======       =====         ======



See accompanying notes to financial statements.

                                              INVESTORS FUND SERIES
     -------------------------------------------------------------------------------------------------------
       KEMPER       KEMPER       KEMPER       KEMPER                      KEMPER       KEMPER
     SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP       KEMPER       HORIZON      HORIZON       KEMPER
       GROWTH     GRADE BOND     VALUE        VALUE      VALUE+GROWTH      20+          10+       HORIZON 5
     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
     ----------   ----------   ----------   ----------   ------------   ----------   ----------   ----------
        8,510         28            303         181           121           40            60          29
        1,226         54            621         357           282           98           113          62
       ------        ---         ------       -----         -----          ---         -----         ---
        7,284        (26)          (318)       (176)         (161)         (58)          (53)        (33)
       ------        ---         ------       -----         -----          ---         -----         ---
        8,226         71          2,750       1,194           619          161           129          97
        8,507        248          9,122       3,077         3,038          777           945         320
       ------        ---         ------       -----         -----          ---         -----         ---
       16,733        319         11,872       4,271         3,657          938         1,074         417
       ------        ---         ------       -----         -----          ---         -----         ---
       24,017        293         11,554       4,095         3,496          880         1,021         384
       ======        ===         ======       =====         =====          ===         =====         ===

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF OPERATIONS (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1997


(IN THOUSANDS)



                                                               JANUS ASPEN SERIES
                                         --------------------------------------------------------------
                                         SHORT-TERM                AGGRESSIVE
                                            BOND        GROWTH       GROWTH     WORLDWIDE     BALANCED
                                         SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                         ----------   ----------   ----------   ----------   ----------
Dividends and capital gains
  distributions........................    $ 173          741           --        1,073          347
Expenses:
  Mortality and expense risk and
    administrative charges.............       11          312          299          902          132
                                           -----        -----        -----        -----        -----
Net investment income (loss)...........      162          429         (299)         171          215
                                           -----        -----        -----        -----        -----
Net realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on sales of
    investments........................        7          842         (203)       1,845          169
  Change in unrealized appreciation
    (depreciation) of investments......     (122)       3,150        2,471        7,685        1,431
                                           -----        -----        -----        -----        -----
Net realized and unrealized gain (loss)
  on investments.......................     (115)       3,992        2,268        9,530        1,600
                                           -----        -----        -----        -----        -----
Net increase (decrease) in contract
  owners' equity resulting from
  operations...........................    $  47        4,421        1,969        9,701        1,815
                                           =====        =====        =====        =====        =====



See accompanying notes to financial statements.

           LEXINGTON FUNDS                                   FIDELITY VIP FUNDS
    -----------------------------         ---------------------------------------------------------
                                          FIDELITY VIP                              FIDELITY VIP II
     NATURAL            EMERGING            EQUITY-            FIDELITY VIP              ASSET
    RESOURCES           MARKETS              INCOME               GROWTH                MANAGER
    SUBACCOUNT         SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
    ----------         ----------         ------------         ------------         ---------------
        210                  --                751                  193                   149
         53                 103                200                  145                    28
       ----              ------              -----                -----                   ---
        157                (103)               551                   48                   121
       ----              ------              -----                -----                   ---
        892                  84                 47                   55                    51
       (630)             (1,081)             2,403                1,302                   170
       ----              ------              -----                -----                   ---
        262                (997)             2,450                1,357                   221
       ----              ------              -----                -----                   ---
        419              (1,100)             3,001                1,405                   342
       ====              ======              =====                =====                   ===

               FIDELITY VIP FUNDS
     ---------------------------------------

     FIDELITY VIP II         FIDELITY VIP II
        INDEX 500              CONTRAFUND
       SUBACCOUNT              SUBACCOUNT
     ---------------         ---------------
            297                     345
            350                     232
          -----                   -----
            (53)                    113
          -----                   -----
            616                   1,235
          4,109                   2,307
          -----                   -----
          4,725                   3,542
          -----                   -----
          4,672                   3,655
          =====                   =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY



FOR THE YEAR ENDED DECEMBER 31, 1997


(IN THOUSANDS)



                                                                       INVESTORS FUND SERIES
                                   ----------------------------------------------------------------------------------------------
                                     KEMPER        KEMPER         KEMPER       KEMPER                    KEMPER
                                     MONEY          MONEY         TOTAL         HIGH        KEMPER     GOVERNMENT      KEMPER
                                     MARKET        MARKET         RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL
                                   SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   -------------   ----------   ----------   ----------   ----------   -------------
Operations:
  Net investment income (loss)...   $ 2,939            373        97,860       20,076      105,197        5,218          6,840
  Net realized gain (loss) on
    sales of investments.........        --             --        21,466        5,634       13,791         (133)         9,738
  Change in unrealized
    appreciation (depreciation)
    of investments...............        --             --         1,837        2,376      (29,191)         284         (2,788)
                                    -------        -------       -------      -------      -------      -------        -------
    Net increase in contract
      owners' equity resulting
      from operations............     2,939            373       121,163       28,086       89,797        5,369         13,790
                                    -------        -------       -------      -------      -------      -------        -------
Account unit transactions:
  Proceeds from units sold.......    21,938          7,884        36,774       26,456       32,804        6,125         14,396
  Net transfers (to) from
    affiliated divisions and
    subaccounts..................     7,054        (10,145)      (30,823)        (473)     (35,916)      (6,847)       (14,865)
  Payments for units redeemed....   (17,525)          (213)      (75,741)     (34,745)     (43,779)     (11,513)       (15,633)
                                    -------        -------       -------      -------      -------      -------        -------
    Net increase (decrease) in
      contract owners' equity
      from account unit
      transactions...............    11,467         (2,474)      (69,790)      (8,762)     (46,891)     (12,235)       (16,102)
                                    -------        -------       -------      -------      -------      -------        -------
Total increase (decrease) in
  contract owners' equity........    14,406         (2,101)       51,373       19,324       42,906       (6,866)        (2,312)
Beginning of period..............    59,348          8,495       691,411      286,497      484,194       79,687        162,908
                                    -------        -------       -------      -------      -------      -------        -------
End of period....................   $73,754          6,394       742,784      305,821      527,100       72,821        160,596
                                    =======        =======       =======      =======      =======      =======        =======



See accompanying notes to financial statements.

                                               INVESTORS FUND SERIES
     ---------------------------------------------------------------------------------------------------------
       KEMPER       KEMPER       KEMPER       KEMPER
     SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP       KEMPER        KEMPER        KEMPER        KEMPER
       GROWTH     GRADE BOND     VALUE        VALUE      VALUE+GROWTH   HORIZON 20+   HORIZON 10+   HORIZON 5
     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
     ----------   ----------   ----------   ----------   ------------   -----------   -----------   ----------
        7,284         (26)         (318)        (176)         (161)          (58)          (53)         (33)
        8,226          71         2,750        1,194           619           161           129           97
        8,507         248         9,122        3,077         3,038           777           945          320
      -------       -----        ------       ------        ------         -----         -----        -----
       24,017         293        11,554        4,095         3,496           880         1,021          384
      -------       -----        ------       ------        ------         -----         -----        -----
       14,943       1,403        16,729        8,235         8,265         1,223         1,730        1,182
       11,461       2,113        31,875        9,674         7,531         1,114         1,220        1,152
       (6,408)       (224)       (2,935)      (1,625)       (1,266)         (179)         (395)        (200)
      -------       -----        ------       ------        ------         -----         -----        -----
       19,996       3,292        45,669       16,284        14,530         2,158         2,555        2,134
      -------       -----        ------       ------        ------         -----         -----        -----
       44,013       3,585        57,223       20,379        18,026         3,038         3,576        2,518
       68,850       1,873        20,859       12,871         9,895         3,430         5,584        2,380
      -------       -----        ------       ------        ------         -----         -----        -----
      112,863       5,458        78,082       33,250        27,921         6,468         9,160        4,898
      =======       =====        ======       ======        ======         =====         =====        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1997


(IN THOUSANDS)



                                                                                   JANUS ASPEN SERIES
                                                             --------------------------------------------------------------
                                                             SHORT-TERM                AGGRESSIVE   WORLDWIDE
                                                                BOND        GROWTH       GROWTH       GROWTH      BALANCED
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                             ----------   ----------   ----------   ----------   ----------
Operations:
  Net investment income (loss).............................    $  162          429         (299)         171          215
  Net realized gain (loss) on sales of investments.........         7          842         (203)       1,845          169
  Change in unrealized appreciation (depreciation) of
    investments............................................      (122)       3,150        2,471        7,685        1,431
                                                               ------       ------      -------       ------       ------
    Net increase (decrease) in contract owners' equity
      resulting from operations............................        47        4,421        1,969        9,701        1,815
                                                               ------       ------      -------       ------       ------
Account unit transactions:
  Proceeds from units sold.................................       171        5,841        4,838       22,435        3,378
  Net transfers (to) from affiliated divisions and
    subaccounts............................................       199        2,785       (5,126)      29,266        3,103
  Payments for units redeemed..............................      (110)      (1,058)        (953)      (1,854)        (370)
                                                               ------       ------      -------       ------       ------
    Net increase (decrease) in contract owners' equity from
      account unit transactions............................       260        7,568       (1,241)      49,847        6,111
                                                               ------       ------      -------       ------       ------
Total increase in contract owners' equity..................       307       11,989          728       59,548        7,926
  Beginning of period......................................       744       17,658       19,232       31,848        6,229
                                                               ------       ------      -------       ------       ------
  End of period............................................    $1,051       29,647       19,960       91,396       14,155
                                                               ======       ======      =======       ======       ======



See accompanying notes to financial statements.

      LEXINGTON FUNDS                                            FIDELITY VIP FUNDS
----------------------------    -------------------------------------------------------------------------------------
                                FIDELITY VIP                    FIDELITY VIP II
     NATURAL       EMERGING       EQUITY-       FIDELITY VIP         ASSET         FIDELITY VIP II    FIDELITY VIP II
    RESOURCES      MARKETS         INCOME          GROWTH           MANAGER           INDEX 500         CONTRAFUND
    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
    ----------    ----------    ------------    ------------    ---------------    ---------------    ---------------
        157           (103)           551              48              121                (53)               113
        892             84             47              55               51                616              1,235
       (630)        (1,081)         2,403           1,302              170              4,109              2,307
      -----         ------         ------          ------            -----             ------             ------
        419         (1,100)         3,001           1,405              342              4,672              3,655
      -----         ------         ------          ------            -----             ------             ------
      1,518          1,388          5,558           3,160              598             10,482              6,527
       (317)         1,173          9,699           3,345            2,439             21,366              6,530
       (509)          (298)          (676)           (175)            (449)            (1,182)              (638)
      -----         ------         ------          ------            -----             ------             ------
        692          2,263         14,581           6,330            2,588             30,666             12,419
      -----         ------         ------          ------            -----             ------             ------
      1,111          1,163         17,582           7,735            2,930             35,338             16,074
      4,950          5,268          6,264           4,076            1,003              5,719              8,809
      -----         ------         ------          ------            -----             ------             ------
      6,061          6,431         23,846          11,811            3,933             41,057             24,883
      =====         ======         ======          ======            =====             ======             ======

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY



FOR THE YEAR ENDED DECEMBER 31, 1996


(IN THOUSANDS)


                                                             INVESTORS FUND SERIES
                                       -----------------------------------------------------------------
                                         KEMPER        KEMPER         KEMPER       KEMPER
                                         MONEY          MONEY         TOTAL         HIGH        KEMPER
                                         MARKET        MARKET         RETURN       YIELD        GROWTH
                                       SUBACCOUNT   SUBACCOUNT #2   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                       ----------   -------------   ----------   ----------   ----------
Operations:
  Net investment income (loss).......   $  2,493          243         33,796       21,101       57,547
  Net realized gain (loss) on sales
    of investments...................         --           --         17,341        4,321       11,516
  Change in unrealized appreciation
    (depreciation) of investments....         --           --         42,597        5,924       10,026
                                        --------       ------        -------      -------      -------
    Net increase in contract owners'
      equity resulting from
      operations.....................      2,493          243         93,734       31,346       79,089
                                        --------       ------        -------      -------      -------
Account unit transactions:
  Proceeds from units sold...........     22,801       12,928         47,161       36,482       43,192
  Net transfers (to) from affiliated
    divisions and subaccounts........     (7,498)      (6,807)       (27,829)      (7,862)      (9,293)
  Payments for units redeemed........    (16,282)        (184)       (78,322)     (28,503)     (41,011)
                                        --------       ------        -------      -------      -------
    Net increase (decrease) in
      contract owners' equity from
      account unit transactions......       (979)       5,937        (58,990)         117       (7,112)
                                        --------       ------        -------      -------      -------
Total increase (decrease) in contract
  owners' equity.....................      1,514        6,180         34,744       31,463       71,977
Beginning of period..................     57,834        2,315        656,667      255,034      412,217
                                        --------       ------        -------      -------      -------
End of period........................   $ 59,348        8,495        691,411      286,497      484,194
                                        ========       ======        =======      =======      =======

                                         INVESTORS FUND SERIES
                                       --------------------------
                                         KEMPER
                                       GOVERNMENT      KEMPER
                                       SECURITIES   INTERNATIONAL
                                       SUBACCOUNT    SUBACCOUNT
                                       ----------   -------------
Operations:
  Net investment income (loss).......     4,982            942
  Net realized gain (loss) on sales
    of investments...................       117          5,409
  Change in unrealized appreciation
    (depreciation) of investments....    (4,343)        14,729
                                        -------        -------
    Net increase in contract owners'
      equity resulting from
      operations.....................       756         21,080
                                        -------        -------
Account unit transactions:
  Proceeds from units sold...........     7,926         20,272
  Net transfers (to) from affiliated
    divisions and subaccounts........    (9,264)           819
  Payments for units redeemed........   (10,724)       (13,606)
                                        -------        -------
    Net increase (decrease) in
      contract owners' equity from
      account unit transactions......   (12,062)         7,485
                                        -------        -------
Total increase (decrease) in contract
  owners' equity.....................   (11,306)        28,565
Beginning of period..................    90,993        134,343
                                        -------        -------
End of period........................    79,687        162,908
                                        =======        =======


---------------

(a) For the period from May 1, 1996 (commencement of operations) to December 31, 1996.



See accompanying notes to financial statements.

                                                  INVESTORS FUND SERIES
--------------------------------------------------------------------------------------------------------------------------
  KEMPER        KEMPER          KEMPER          KEMPER          KEMPER
SMALL CAP     INVESTMENT      CONTRARIAN       SMALL CAP        VALUE +         KEMPER          KEMPER          KEMPER
  GROWTH      GRADE BOND         VALUE           VALUE          GROWTH        HORIZON 20+     HORIZON 10+      HORIZON 5
SUBACCOUNT   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)   SUBACCOUNT(A)
----------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
     478           (11)            (77)            (44)            (63)            (28)            (30)            (14)
   2,710             2              12             (51)             (1)             16               9               1
   8,276            30           1,711             737             730             258             367             125
  ------         -----          ------          ------           -----           -----           -----           -----
  11,464            21           1,646             642             666             246             346             112
  ------         -----          ------          ------           -----           -----           -----           -----
  13,879         1,262           9,908           6,111           6,223           2,580           4,108           1,453
  11,423           632           9,522           6,244           3,214             620           1,206             887
  (3,253)          (42)           (217)           (126)           (208)            (16)            (76)            (72)
  ------         -----          ------          ------           -----           -----           -----           -----
  22,049         1,852          19,213          12,229           9,229           3,184           5,238           2,268
  ------         -----          ------          ------           -----           -----           -----           -----
  33,513         1,873          20,859          12,871           9,895           3,430           5,584           2,380
  35,337            --              --              --              --              --              --              --
  ------         -----          ------          ------           -----           -----           -----           -----
  68,850         1,873          20,859          12,871           9,895           3,430           5,584           2,380
  ======         =====          ======          ======           =====           =====           =====           =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1996


(IN THOUSANDS)



                                                                                    JANUS ASPEN SERIES
                                                             -----------------------------------------------------------------
                                                             SHORT-TERM                   AGGRESSIVE   WORLDWIDE
                                                                BOND         GROWTH         GROWTH       GROWTH      BALANCED
                                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                             ----------   -------------   ----------   ----------   ----------
Operations:
  Net investment income (loss).............................     $ 23            200            (51)         106          67
  Net realized gain (loss) on sales of investments.........       (4)            74            408           64          89
  Change in unrealized appreciation (depreciation) of
    investments............................................       --          1,182           (267)       2,686         415
                                                                ----         ------         ------       ------       -----
    Net increase (decrease) in contract owners' equity
      resulting from operations............................       19          1,456             90        2,856         571
                                                                ----         ------         ------       ------       -----
Account unit transactions:
  Proceeds from units sold.................................      127          3,853          4,122        6,384       1,760
  Net transfers (to) from affiliated divisions and
    subaccounts............................................      489         10,206         13,087       21,474       2,401
  Payments for units redeemed..............................      (48)          (445)          (335)        (477)       (400)
                                                                ----         ------         ------       ------       -----
    Net increase in contract owners' equity from account
      unit transactions....................................      568         13,614         16,874       27,381       3,761
                                                                ----         ------         ------       ------       -----
Total increase in contract owners' equity..................      587         15,070         16,964       30,237       4,332
  Beginning of period......................................      157          2,588          2,268        1,611       1,897
                                                                ----         ------         ------       ------       -----
  End of period............................................     $744         17,658         19,232       31,848       6,229
                                                                ====         ======         ======       ======       =====


---------------

(a) For the period from May 1, 1996 (commencement of operations) to December 31, 1996.



See accompanying notes to financial statements.

        LEXINGTON FUNDS                                       FIDELITY VIP FUNDS
    -----------------------   -----------------------------------------------------------------------------------
                              FIDELITY VIP                    FIDELITY VIP II
     NATURAL      EMERGING       EQUITY-      FIDELITY VIP         ASSET        FIDELITY VIP II   FIDELITY VIP II
    RESOURCES     MARKETS        INCOME          GROWTH           MANAGER          INDEX 500        CONTRAFUND
    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT(A)   SUBACCOUNT(A)    SUBACCOUNT(A)     SUBACCOUNT(A)     SUBACCOUNT(A)
    ----------   ----------   -------------   -------------   ---------------   ---------------   ---------------
        (23)         (61)           (33)            (21)              (7)              (42)              (43)
         60           71             13              (1)              12                24                15
        570         (138)           398             122               63               392               708
      -----        -----          -----           -----            -----             -----             -----
        607         (128)           378             100               68               374               680
      -----        -----          -----           -----            -----             -----             -----
        593        1,057          1,035             998               61               763             1,565
      3,294        3,734          5,040           3,000            1,055             4,601             6,767
       (292)        (191)          (189)            (22)            (181)              (19)             (203)
      -----        -----          -----           -----            -----             -----             -----
      3,595        4,600          5,886           3,976              935             5,345             8,129
      -----        -----          -----           -----            -----             -----             -----
      4,202        4,472          6,264           4,076            1,003             5,719             8,809
        748          796             --              --               --                --                --
      -----        -----          -----           -----            -----             -----             -----
      4,950        5,268          6,264           4,076            1,003             5,719             8,809
      =====        =====          =====           =====            =====             =====             =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



NOTES TO FINANCIAL STATEMENTS



(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES



ORGANIZATION



KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Kemper Corporation. Kemper Corporation was acquired by an investor group led by Zurich Insurance Company ("Zurich") on January 4, 1996. Effective February 27, 1998, KILICO and Kemper Corporation became wholly-owned subsidiaries of Zurich.



The Separate Account is used to fund contracts or certificates (collectively referred to as "contracts") for ADVANTAGE III periodic and flexible payment variable annuity contracts and PASSPORT individual and group variable and market value adjusted deferred annuity contracts. The Separate Account is divided into a total of twenty-eight subaccounts with various subaccount options available to Contract Owners depending upon their respective Contracts. A total of only twenty-six subaccount options are presented in the accompanying financial statements, (the Kemper Money Market Subaccounts represent one subaccount), as available subaccount options to Contract Owners. PASSPORT Contract Owners have two additional subaccounts which invest exclusively in the shares of subaccounts in the Investors Fund Series which are not reflected in the accompanying financial statements. Each subaccount invests exclusively in the shares of a corresponding portfolio of one of the underlying investment funds; the Investors Fund Series, the Janus Aspen Series, the Lexington Funds, and the Fidelity VIP Funds, all of which are open-end diversified management investment companies.



ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.



SECURITY VALUATION



The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1997.



SECURITY TRANSACTIONS AND INVESTMENT INCOME



Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.



ACCUMULATION UNIT VALUATION



On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.



FEDERAL INCOME TAXES



The operations of the Separate Account are included in the Federal income tax return of KILICO. Under existing Federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without Federal income tax consequences.

(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


In early 1998, the Clinton Administration's Fiscal Year 1999 Budget was released and contained certain proposals to change the taxation of non-qualified fixed and variable annuities. It is currently unknown whether such proposals will be adopted, amended or omitted in the final 1999 budget approved by Congress.



(2) SUMMARY OF INVESTMENTS



Investments, at cost, at December 31, 1997, are as follows (in thousands):



                                                              SHARES
                                                               OWNED       COST
                                                              -------   ----------
INVESTMENTS
INVESTORS FUND SERIES:
Kemper Money Market Subaccount (Money Market and Money
  Market #2 Subaccounts)....................................   80,133   $   80,133
Kemper Total Return Subaccount..............................  263,494      593,891
Kemper High Yield Subaccount................................  236,229      285,587
Kemper Growth Subaccount....................................  175,849      452,327
Kemper Government Securities Subaccount.....................   60,389       71,636
Kemper International Subaccount.............................   99,620      133,520
Kemper Small Cap Growth Subaccount..........................   57,375       90,592
Kemper Investment Grade Bond Subaccount.....................    4,886        5,185
Kemper Contrarian Value Subaccount..........................   51,507       67,332
Kemper Small Cap Value Subaccount...........................   27,124       29,482
Kemper Value+Growth Subaccount..............................   19,616       24,184
Kemper Horizon 20+ Subaccount...............................    4,700        5,439
Kemper Horizon 10+ Subaccount...............................    7,114        7,857
Kemper Horizon 5 Subaccount.................................    4,006        4,457

JANUS ASPEN SERIES FUND:
Short-Term Bond Subaccount..................................      118        1,176
Growth Subaccount...........................................    1,605       25,315
Aggressive Growth Subaccount................................      972       17,672
Worldwide Growth Subaccount.................................    3,912       81,076
Balanced Subaccount.........................................      812       12,283

LEXINGTON FUNDS:
Natural Resources Subaccount................................      407        6,106
Emerging Markets Subaccount.................................      722        7,645

FIDELITY VIP FUNDS:
Fidelity VIP Equity-Income Subaccount.......................      983       21,070
Fidelity VIP Growth Subaccount..............................      319       10,397
Fidelity VIP II Asset Manager Subaccount....................      219        3,703
Fidelity VIP II Index 500 Subaccount........................      359       36,602
Fidelity VIP II Contrafund Subaccount.......................    1,249       21,898
                                                                        ----------
        TOTAL INVESTMENTS...................................            $2,096,565
                                                                        ==========



The underlying investments of the Fund's subaccounts are summarized below.



INVESTORS FUND SERIES



KEMPER MONEY MARKET SUBACCOUNT: This subaccount invests primarily in short-term obligations of major banks and corporations. The Kemper Money Market Subaccount represents the ADVANTAGE III Kemper Money Market Subaccount and the PASSPORT Kemper Money Market Subaccount #1. Kemper Money Market Subaccount #2 represents funds allocated by the owner of a contract to the dollar cost averaging program. Under the dollar cost averaging program, an owner may predesignate a portion of the subaccount value to be automatically transferred on a monthly basis to one or more of the other subaccounts. This option is

(2) SUMMARY OF INVESTMENTS (CONTINUED)


only available to PASSPORT individual and group variable and market value adjusted deferred annuity contracts.



KEMPER TOTAL RETURN SUBACCOUNT: This subaccount's investments will normally consist of fixed-income and equity securities. Fixed-income securities will include bonds and other debt securities and preferred stocks. Equity investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, the subaccount may also make private placement investments (which are normally restricted securities).



KEMPER HIGH YIELD SUBACCOUNT: This subaccount invests in fixed-income securities, a substantial portion of which are high yielding fixed-income securities. These securities ordinarily will be in the lower rating categories of recognized rating agencies or will be non-rated, and generally will involve more risk than securities in the higher rating categories.



KEMPER GROWTH SUBACCOUNT: This subaccount's investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks, however, it may also make private placement investments (which are normally restricted securities).



KEMPER GOVERNMENT SECURITIES SUBACCOUNT: This subaccount invests primarily in U.S. Government securities. The subaccount will also invest in fixed-income securities other than U.S. Government securities and will engage in options and financial futures transactions.



KEMPER INTERNATIONAL SUBACCOUNT: This subaccount's investments will normally consist of equity securities of non-United States issuers, however, it may also invest in convertible and debt securities of non-United States issuers and foreign currencies.



KEMPER SMALL CAP GROWTH SUBACCOUNT: This subaccount's investments will consist primarily of common stocks and securities convertible into or exchangeable for common stocks and to a limited degree in preferred stocks and debt securities. At least 65% of the subaccount's total assets will be invested in equity securities of companies having a market capitalization of $1 billion or less at the time of initial investment.



KEMPER INVESTMENT GRADE BOND SUBACCOUNT: This subaccount seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities. At least 65% of the subaccount's total assets will be invested in investment grade corporate debt securities, U.S. Government or Canadian Government agencies and commercial paper. The subaccount may also invest in preferred stocks. The subaccount may also invest up to 35% of its total assets in below investment grade debt and will also engage in options and financial futures transactions.



KEMPER CONTRARIAN VALUE (FORMERLY VALUE) SUBACCOUNT: This subaccount seeks to achieve a high rate of total return. The subaccount invests primarily in a diversified portfolio of the common stocks of larger listed companies, which are believed to be undervalued.



KEMPER SMALL CAP VALUE SUBACCOUNT: This subaccount seeks long-term capital appreciation. The subaccount invests primarily in a diversified portfolio of small company equity securities with market capitalization of $100 million to $1.0 billion, which are believed to be undervalued.



KEMPER VALUE+GROWTH SUBACCOUNT: This subaccount seeks growth of capital through professional management of a portfolio of growth and value stocks. These stocks include stocks of large established companies, as well as stocks of small companies. The subaccount may also engage in options and financial futures transactions.



KEMPER HORIZON 20+ SUBACCOUNT: This subaccount is designed for investors with approximately a 20+ year investment horizon and seeks growth of capital, with income as a secondary objective. The subaccount invests approximately 80% of its total assets in a variety of equity securities and 20% in a variety of fixed income securities.



KEMPER HORIZON 10+ SUBACCOUNT: This subaccount is designed for investors with approximately a 10+ year investment horizon and seeks a balance between growth of capital and income, consistent with moderate risk.

(2) SUMMARY OF INVESTMENTS (CONTINUED)


The subaccount invests approximately 60% of its total assets in a variety of equity securities and 40% in a variety of fixed income securities.



KEMPER HORIZON 5 SUBACCOUNT: This subaccount is designed for investors with approximately a 5 year investment horizon, and seeks income consistent with a preservation of capital, with growth of capital as a secondary objective. The subaccount invests approximately 40% of its total assets in a variety of equity securities and 60% in a variety of fixed income securities.



JANUS ASPEN SERIES



SHORT-TERM BOND SUBACCOUNT: This subaccount seeks a high level of current income while minimizing interest rate risk by investing in shorter term fixed-income securities. Its average-weighted maturity is normally less than three years.



GROWTH SUBACCOUNT: This subaccount seeks long-term growth of capital by investing primarily in common stocks with an emphasis on companies with larger market capitalizations.



AGGRESSIVE GROWTH SUBACCOUNT: This subaccount is a nondiversified portfolio that seeks long-term growth of capital by investing primarily in common stocks. The common stocks held by the subaccount will normally have an average market capitalization between $1 billion and $5 billion.



WORLDWIDE GROWTH SUBACCOUNT: This subaccount seeks long-term growth of capital by investing primarily in common stocks of foreign and domestic companies.



BALANCED SUBACCOUNT: This subaccount seeks long-term growth of capital balanced by current income. The subaccount normally invests 40%-60% of its assets in equity securities selected for their growth potential and 40%-60% in fixed-income securities.



LEXINGTON FUNDS



NATURAL RESOURCES SUBACCOUNT: This subaccount seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist of capital appreciation.



EMERGING MARKETS SUBACCOUNT: This subaccount seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.



FIDELITY VIP FUNDS



FIDELITY VIP EQUITY-INCOME SUBACCOUNT: This subaccount seeks reasonable income by investing primarily in income-producing equity securities. This subaccount normally invests at least 65% of the subaccount's total assets in income producing common or preferred stocks. The fund has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds.



FIDELITY VIP GROWTH SUBACCOUNT: This subaccount seeks to achieve capital appreciation. This subaccount invests primarily in common stocks, however, the subaccount is not restricted to any one type of security and may pursue capital appreciation through the purchase of bonds and preferred stocks.



FIDELITY VIP II ASSET MANAGER SUBACCOUNT: This subaccount seeks to obtain high total return with reduced risk over the long-term by allocating its assets among a variety of stocks, bonds and short-term instruments.



FIDELITY VIP II INDEX 500 SUBACCOUNT: This subaccount seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. This subaccount normally invests 80% of its total assets in equity securities of companies that comprise the S&P 500.

(2) SUMMARY OF INVESTMENTS (CONTINUED)


FIDELITY VIP II CONTRAFUND SUBACCOUNT: This subaccount seeks long-term capital appreciation. This subaccount invests mainly in equity securities of companies whose value FMR believes is not fully recognized by the public. The subaccount also has the flexibility to invest in any type of security that may produce capital appreciation.



(3) TRANSACTIONS WITH AFFILIATES



KILICO assumes mortality risks associated with the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses that portion of each subaccount representing assets under the ADVANTAGE III flexible payment contracts with a daily charge for mortality and expense risk and administrative costs which amounts to an aggregate of one percent (1.00%) per annum. KILICO also assesses that portion of each subaccount representing assets under the ADVANTAGE III periodic payment contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and three-tenths percent (1.30%) per annum. KILICO assesses that portion of each subaccount representing assets under PASSPORT individual and group variable and market value adjusted deferred annuity contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. The PASSPORT DCA Kemper Money Market Subaccount #2, available for participation in the dollar cost averaging program, has no daily asset charge deduction.



KILICO also assesses against each ADVANTAGE III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is $36 and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract changes. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each PASSPORT contract participating in one or more of the subaccounts a records maintenance charge of $30 at the end of each contract year. The records maintenance charge for both ADVANTAGE III and PASSPORT contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.



For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the ADVANTAGE III Kemper Money Market, Kemper Total Return, Kemper High Yield, and Kemper Equity Subaccounts whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. In determining reimbursement of direct and indirect operating expenses, for each subaccount, charges for mortality and expense risks and administrative expenses, and records maintenance charges are excluded and, for each subaccount, charges for taxes, extraordinary expenses, and brokerage and transaction costs are excluded. During the year ended December 31, 1997, no such payment was made.



Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.



Scudder Kemper Investments, Inc. ("SKI"), formerly Zurich Kemper Investments, Inc., an affiliated company, is the investment manager of the Investors Fund Series portfolios.



Janus Capital Corporation is the investment manager of the Janus Aspen Series Fund Portfolios, Lexington Management Corporation is the investment manager for the Lexington Fund Portfolios and Fidelity Investments is the investment manager for the Fidelity VIP Funds. Each of these entities are not affiliated with KILICO.



Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.



(4) NET TRANSFERS (TO) FROM AFFILIATED DIVISIONS AND SUBACCOUNTS



Net transfers (to) from affiliated divisions or accounts include transfers of all or part of the Contract Owner's interest to or from another subaccount or to the general account of KILICO.

(5) CONTRACT OWNERS' EQUITY



The Contract Owners' equity is affected by the investment results of, and contract charges to, each subaccount. The accompanying financial statements include only Contract Owners' payments pertaining to the variable portions of their contracts and exclude any payments for the market value adjusted or fixed portions, the latter being included in the general account of KILICO. Contract Owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

Contract Owners' equity at December 31, 1997, is as follows (in thousands, except unit value; differences are due to rounding):



                                                                                              CONTRACT
                                                               NUMBER           UNIT          OWNERS'
                                                              OF UNITS         VALUE           EQUITY
                                                              --------         ------         --------
                 ADVANTAGE III CONTRACTS
INVESTORS FUND SERIES
KEMPER MONEY MARKET SUBACCOUNT
  Flexible Payment, Qualified.............................        633          $2.394         $  1,514
  Flexible Payment, Nonqualified..........................      4,338           2.394           10,385
  Periodic Payment, Qualified.............................     11,579           2.285           26,456
  Periodic Payment, Nonqualified..........................      4,637           2.285           10,595
                                                                                              --------
                                                                                                48,950
                                                                                              --------
KEMPER TOTAL RETURN SUBACCOUNT
  Flexible Payment, Qualified.............................        864           6.501            5,617
  Flexible Payment, Nonqualified..........................      4,277           6.019           25,743
  Periodic Payment, Qualified.............................     82,149           6.205          509,698
  Periodic Payment, Nonqualified..........................     13,699           5.781           79,191
                                                                                              --------
                                                                                               620,249
                                                                                              --------
KEMPER HIGH YIELD SUBACCOUNT
  Flexible Payment, Qualified.............................        323           6.341            2,047
  Flexible Payment, Nonqualified..........................      2,096           6.071           12,726
  Periodic Payment, Qualified.............................     22,729           6.052          137,554
  Periodic Payment, Nonqualified..........................      8,934           5.896           52,674
                                                                                              --------
                                                                                               205,001
                                                                                              --------
KEMPER GROWTH SUBACCOUNT
  Flexible Payment, Qualified.............................        227           6.371            1,449
  Flexible Payment, Nonqualified..........................      1,162           6.350            7,374
  Periodic Payment, Qualified.............................     54,987           6.112          336,083
  Periodic Payment, Nonqualified..........................     11,574           6.103           70,642
                                                                                              --------
                                                                                               415,548
                                                                                              --------
KEMPER GOVERNMENT SECURITIES SUBACCOUNT
  Flexible Payment, Qualified.............................        149           1.725              257
  Flexible Payment, Nonqualified..........................        908           1.725            1,566
  Periodic Payment, Qualified.............................     15,434           1.684           25,992
  Periodic Payment, Nonqualified..........................     11,033           1.684           18,581
                                                                                              --------
                                                                                                46,396
                                                                                              --------
KEMPER INTERNATIONAL SUBACCOUNT
  Flexible Payment, Qualified.............................        376           1.723              649
  Flexible Payment, Nonqualified..........................      1,006           1.723            1,734
  Periodic Payment, Qualified.............................     55,729           1.693           94,356
  Periodic Payment, Nonqualified..........................      9,543           1.693           16,157
                                                                                              --------
                                                                                               112,896
                                                                                              --------
KEMPER SMALL CAP GROWTH SUBACCOUNT
  Flexible Payment, Qualified.............................        195           2.240              436
  Flexible Payment, Nonqualified..........................        657           2.240            1,471
  Periodic Payment, Qualified.............................     33,789           2.216           74,872
  Periodic Payment, Nonqualified..........................      4,509           2.216            9,992
                                                                                              --------
                                                                                                86,771
                                                                                              --------

                                                                                                CONTRACT
                                                                 NUMBER           UNIT          OWNERS'
                                                                OF UNITS         VALUE           EQUITY
                                                                --------         ------         --------
KEMPER INVESTMENT GRADE BOND SUBACCOUNT
  Flexible Payment, Qualified...............................         13          $1.111         $    15
  Flexible Payment, Nonqualified............................        303           1.111             337
  Periodic Payment, Qualified...............................        694           1.105             767
  Periodic Payment, Nonqualified............................        338           1.105             374
                                                                                                -------
                                                                                                  1,493
                                                                                                -------
KEMPER CONTRARIAN VALUE SUBACCOUNT
  Flexible Payment, Qualified...............................         59           1.505              89
  Flexible Payment, Nonqualified............................         95           1.505             143
  Periodic Payment, Qualified...............................     18,994           1.498          28,446
  Periodic Payment, Nonqualified............................      9,619           1.498          14,405
                                                                                                -------
                                                                                                 43,083
                                                                                                -------
KEMPER SMALL CAP VALUE SUBACCOUNT
  Flexible Payment, Qualified...............................          3           1.220               4
  Flexible Payment, Nonqualified............................         58           1.220              71
  Periodic Payment, Qualified...............................     10,592           1.214          12,855
  Periodic Payment, Nonqualified............................      1,519           1.214           1,843
                                                                                                -------
                                                                                                 14,773
                                                                                                -------
KEMPER VALUE+GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         24           1.414              33
  Flexible Payment, Nonqualified............................        119           1.414             169
  Periodic Payment, Qualified...............................      4,889           1.407           6,880
  Periodic Payment, Nonqualified............................        824           1.407           1,160
                                                                                                -------
                                                                                                  8,242
                                                                                                -------
KEMPER HORIZON 20+ SUBACCOUNT
  Flexible Payment, Qualified...............................         --              --              --
  Flexible Payment, Nonqualified............................         --              --              --
  Periodic Payment, Qualified...............................      1,170           1.360           1,592
  Periodic Payment, Nonqualified............................         83           1.360             113
                                                                                                -------
                                                                                                  1,705
                                                                                                -------
KEMPER HORIZON 10+ SUBACCOUNT
  Flexible Payment, Qualified...............................         10           1.279              12
  Flexible Payment, Nonqualified............................          9           1.279              11
  Periodic Payment, Qualified...............................      1,616           1.273           2,057
  Periodic Payment, Nonqualified............................        261           1.273             332
                                                                                                -------
                                                                                                  2,412
                                                                                                -------
KEMPER HORIZON 5 SUBACCOUNT
  Flexible Payment, Qualified...............................         --              --              --
  Flexible Payment, Nonqualified............................         42           1.215              50
  Periodic Payment, Qualified...............................        917           1.209           1,108
  Periodic Payment, Nonqualified............................        192           1.209             232
                                                                                                -------
                                                                                                  1,390
                                                                                                -------

                                                                                                 CONTRACT
                                                                 NUMBER           UNIT           OWNERS'
                                                                OF UNITS          VALUE           EQUITY
                                                                --------         -------         --------
JANUS ASPEN SERIES FUND
SHORT-TERM BOND SUBACCOUNT
  Flexible Payment, Qualified...............................        --           $    --         $    --
  Flexible Payment, Nonqualified............................        --                --              --
  Periodic Payment, Qualified...............................        86            11.020             951
  Periodic Payment, Nonqualified............................         9            11.020             100
                                                                                                 -------
                                                                                                   1,051
                                                                                                 -------
GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................        11            19.471             211
  Flexible Payment, Nonqualified............................         7            19.471             144
  Periodic Payment, Qualified...............................     1,357            19.338          26,251
  Periodic Payment, Nonqualified............................       157            19.338           3,041
                                                                                                 -------
                                                                                                  29,647
                                                                                                 -------
AGGRESSIVE GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................        --            20.423               4
  Flexible Payment, Nonqualified............................         6            20.423             119
  Periodic Payment, Qualified...............................       893            20.284          18,115
  Periodic Payment, Nonqualified............................        85            20.284           1,722
                                                                                                 -------
                                                                                                  19,960
                                                                                                 -------
WORLDWIDE GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         9            23.663             213
  Flexible Payment, Nonqualified............................        17            23.663             395
  Periodic Payment, Qualified...............................     3,418            23.502          80,333
  Periodic Payment, Nonqualified............................       445            23.502          10,455
                                                                                                 -------
                                                                                                  91,396
                                                                                                 -------
BALANCED SUBACCOUNT
  Flexible Payment, Qualified...............................         4            18.205              68
  Flexible Payment, Nonqualified............................        13            18.205             229
  Periodic Payment, Qualified...............................       661            18.081          11,952
  Periodic Payment, Nonqualified............................       105            18.081           1,906
                                                                                                 -------
                                                                                                  14,155
                                                                                                 -------
LEXINGTON FUNDS
NATURAL RESOURCES SUBACCOUNT
  Flexible Payment, Qualified...............................         7            15.089             111
  Flexible Payment, Nonqualified............................         2            15.089              25
  Periodic Payment, Qualified...............................       347            14.971           5,200
  Periodic Payment, Nonqualified............................        48            14.971             725
                                                                                                 -------
                                                                                                   6,061
                                                                                                 -------
EMERGING MARKETS SUBACCOUNT
  Flexible Payment, Qualified...............................         6             8.799              51
  Flexible Payment, Nonqualified............................         2             8.799              17
  Periodic Payment, Qualified...............................       598             8.739           5,224
  Periodic Payment, Nonqualified............................       130             8.739           1,139
                                                                                                 -------
                                                                                                   6,431
                                                                                                 -------

                                                                                               CONTRACT
                                                              NUMBER           UNIT            OWNERS'
                                                             OF UNITS          VALUE            EQUITY
                                                             --------         -------         ----------
FIDELITY VIP FUNDS
FIDELITY VIP EQUITY-INCOME SUBACCOUNT
  Flexible Payment, Qualified............................         2           $26.497         $       59
  Flexible Payment, Nonqualified.........................         5            26.497                123
  Periodic Payment, Qualified............................       777            26.366             20,490
  Periodic Payment, Nonqualified.........................       120            26.366              3,174
                                                                                              ----------
                                                                                                  23,846
                                                                                              ----------
FIDELITY VIP GROWTH SUBACCOUNT
  Flexible Payment, Qualified............................        --            37.821                 --
  Flexible Payment, Nonqualified.........................        --            37.821                 --
  Periodic Payment, Qualified............................       275            37.631             10,339
  Periodic Payment, Nonqualified.........................        39            37.631              1,472
                                                                                              ----------
                                                                                                  11,811
                                                                                              ----------
FIDELITY VIP II ASSET MANAGER SUBACCOUNT
  Flexible Payment, Qualified............................        --            20.090                 10
  Flexible Payment, Nonqualified.........................         6            20.090                121
  Periodic Payment, Qualified............................       134            19.991              2,674
  Periodic Payment, Nonqualified.........................        56            19.991              1,128
                                                                                              ----------
                                                                                                   3,933
                                                                                              ----------
FIDELITY VIP II INDEX 500 SUBACCOUNT
  Flexible Payment, Qualified............................         0           116.327                 15
  Flexible Payment, Nonqualified.........................        13           116.327              1,569
  Periodic Payment, Qualified............................       295           115.754             34,187
  Periodic Payment, Nonqualified.........................        46           115.754              5,286
                                                                                              ----------
                                                                                                  41,057
                                                                                              ----------
FIDELITY VIP II CONTRAFUND SUBACCOUNT
  Flexible Payment, Qualified............................        --            20.220                 --
  Flexible Payment, Nonqualified.........................         3            20.220                 51
  Periodic Payment, Qualified............................     1,109            20.120             22,308
  Periodic Payment, Nonqualified.........................       125            20.120              2,524
                                                                                              ----------
                                                                                                  24,883
                                                                                              ----------
     TOTAL ADVANTAGE III CONTRACT OWNERS' EQUITY.........                                     $1,883,140
                                                                                              ==========

                                                                                             CONTRACT
                                                            NUMBER           UNIT            OWNERS'
                                                           OF UNITS          VALUE            EQUITY
                                                           --------         -------         ----------
                  PASSPORT CONTRACTS
INVESTORS FUND SERIES
KEMPER MONEY MARKET #1 SUBACCOUNT
  Qualified............................................      4,222          $ 1.199         $    5,062
  Nonqualified.........................................     16,465            1.199             19,742
                                                                                            ----------
                                                                                                24,804
                                                                                            ----------
KEMPER MONEY MARKET #2 SUBACCOUNT
  Qualified............................................      1,654            1.292              2,136
  Nonqualified.........................................      3,297            1.292              4,258
                                                                                            ----------
                                                                                                 6,394
                                                                                            ----------
KEMPER TOTAL RETURN SUBACCOUNT
  Qualified............................................     17,721            1.685             29,869
  Nonqualified.........................................     54,980            1.685             92,666
                                                                                            ----------
                                                                                               122,535
                                                                                            ----------
KEMPER HIGH YIELD SUBACCOUNT
  Qualified............................................     13,014            1.883             24,501
  Nonqualified.........................................     40,535            1.883             76,319
                                                                                            ----------
                                                                                               100,820
                                                                                            ----------
KEMPER GROWTH SUBACCOUNT
  Qualified............................................     15,200            2.066             31,410
  Nonqualified.........................................     38,784            2.066             80,142
                                                                                            ----------
                                                                                               111,552
                                                                                            ----------
KEMPER GOVERNMENT SECURITIES SUBACCOUNT
  Qualified............................................      4,153            1.359              5,644
  Nonqualified.........................................     15,292            1.359             20,781
                                                                                            ----------
                                                                                                26,425
                                                                                            ----------
KEMPER INTERNATIONAL SUBACCOUNT
  Qualified............................................      7,020            1.698             11,921
  Nonqualified.........................................     21,070            1.698             35,779
                                                                                            ----------
                                                                                                47,700
                                                                                            ----------
KEMPER SMALL CAP GROWTH SUBACCOUNT
  Qualified............................................      3,122            2.220              6,930
  Nonqualified.........................................      8,632            2.220             19,162
                                                                                            ----------
                                                                                                26,092
                                                                                            ----------

                                                                                             CONTRACT
                                                            NUMBER           UNIT            OWNERS'
                                                           OF UNITS          VALUE            EQUITY
                                                           --------         -------         ----------
KEMPER INVESTMENT GRADE BOND SUBACCOUNT
  Qualified............................................        918          $ 1.106         $    1,014
  Nonqualified.........................................      2,668            1.106              2,951
                                                                                            ----------
                                                                                                 3,965
                                                                                            ----------
KEMPER CONTRARIAN VALUE SUBACCOUNT
  Qualified............................................      6,437            1.499              9,650
  Nonqualified.........................................     16,911            1.499             25,349
                                                                                            ----------
                                                                                                34,999
                                                                                            ----------
KEMPER SMALL CAP VALUE SUBACCOUNT
  Qualified............................................      3,943            1.215              4,789
  Nonqualified.........................................     11,269            1.215             13,688
                                                                                            ----------
                                                                                                18,477
                                                                                            ----------
KEMPER VALUE+GROWTH SUBACCOUNT
  Qualified............................................      3,897            1.408              5,489
  Nonqualified.........................................     10,075            1.408             14,190
                                                                                            ----------
                                                                                                19,679
                                                                                            ----------
KEMPER HORIZON 20+ SUBACCOUNT
  Qualified............................................      1,058            1.361              1,440
  Nonqualified.........................................      2,441            1.361              3,323
                                                                                            ----------
                                                                                                 4,763
                                                                                            ----------
KEMPER HORIZON 10+ SUBACCOUNT
  Qualified............................................      1,090            1.274              1,389
  Nonqualified.........................................      4,206            1.274              5,359
                                                                                            ----------
                                                                                                 6,748
                                                                                            ----------
KEMPER HORIZON 5 SUBACCOUNT
  Qualified............................................        276            1.210                334
  Nonqualified.........................................      2,623            1.210              3,174
                                                                                            ----------
                                                                                                 3,508
                                                                                            ----------
     TOTAL PASSPORT CONTRACT OWNERS' EQUITY............                                     $  558,461
                                                                                            ==========

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



The Board of Directors and Stockholder's


Kemper Investors Life Insurance Company:



We have audited the accompanying consolidated balance sheet of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1997, and the related consolidated statements of operations, stockholder's equity, and cash flows for the year then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit. The financial statements of Kemper Investors Life Insurance Company and subsidiaries for the period from January 4, 1996 to December 31, 1996 (post-acquisition basis) and for the year ended December 31, 1995 (pre-acquisition basis), were audited by other auditors, whose unqualified report, dated March 21, 1997, included an explanatory paragraph that described the acquisition of Kemper Investors Life Insurance Company as discussed in Note 1 to the financial statements.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1997, and the results of their operations and their cash flows for the year then ended in conformity with generally accepted accounting principles.



                            Coopers & Lybrand L.L.P.


Chicago, Illinois


March 18, 1998

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



The Board of Directors and Stockholder


Kemper Investors Life Insurance Company:



We have audited the accompanying consolidated balance sheet of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1996 and the related consolidated statements of operations, stockholder's equity, and cash flows for the period from January 4, 1996 to December 31, 1996 (post-acquisition), and for the year ended December 31, 1995 (pre-acquisition). In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules as of December 31, 1996 and 1995 as listed in the accompanying index. These consolidated financial statements and the financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and schedules based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the aforementioned post-acquisition consolidated financial statements present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries as of December 31, 1996 and the results of their operations and their cash flows for the post-acquisition period, in conformity with generally accepted accounting principles. Also, in our opinion, the aforementioned pre-acquisition consolidated financial statements present fairly, in all material respects, the results of their operations and their cash flows for the pre-acquisition period, in conformity with generally accepted accounting principles. Further, in our opinion, the aforementioned financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.



As discussed in Note 1 to the consolidated financial statements, effective January 4, 1996, an investor group as described in Note 1, acquired all of the outstanding stock of Kemper Corporation, the parent of Kemper Investors Life Insurance Company, in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.



                                       KPMG PEAT MARWICK LLP



Chicago, Illinois


March 21, 1997

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                          CONSOLIDATED BALANCE SHEETS


                       (in thousands, except share data)



                                                              DECEMBER 31   DECEMBER 31
                                                                 1997          1996
                                                              -----------   -----------
ASSETS
Fixed maturities, available for sale, at fair value
  (amortized cost: December 31, 1997, $3,644,075; December
  31, 1996, $3,929,650).....................................  $3,668,643    $3,866,431
Short-term investments......................................     236,057        71,696
Joint venture mortgage loans................................      72,663       110,971
Third-party mortgage loans..................................     102,974       106,585
Other real estate-related investments.......................      44,409        50,157
Policy loans................................................     282,439       288,302
Equity securities...........................................      24,839         9,910
Other invested assets.......................................      20,820        13,597
                                                              -----------   ----------
          Total investments.................................   4,452,844     4,517,649
Cash........................................................      23,868         2,776
Accrued investment income...................................     117,789       115,199
Goodwill....................................................     229,393       244,688
Value of business acquired..................................     138,482       189,639
Deferred insurance acquisition costs........................      59,459        26,811
Deferred income taxes.......................................      39,993            --
Reinsurance recoverable.....................................     382,609       427,165
Receivable on sales of securities...........................      20,076        32,569
Other assets and receivables................................       3,187        34,117
Assets held in separate accounts............................   5,121,950     2,127,247
                                                              -----------   ----------
          Total assets......................................  $10,589,650   $7,717,860
                                                              ===========   ==========
LIABILITIES
Future policy benefits......................................  $3,856,871    $4,256,521
Ceded future policy benefits................................     382,609       427,165
Benefits and funds payable..................................     150,524        36,142
Other accounts payable and liabilities......................     212,133        59,462
Deferred income taxes.......................................          --        60,362
Liabilities related to separate accounts....................   5,121,950     2,127,247
                                                              -----------   ----------
          Total liabilities.................................   9,724,087     6,966,899
                                                              -----------   ----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value,
  authorized 300,000 shares; outstanding 250,000 shares.....       2,500         2,500
Additional paid-in capital..................................     806,538       761,538
Unrealized gain (loss) on investments.......................      12,637       (47,498)
Retained earnings...........................................      43,888        34,421
                                                              -----------   ----------
          Total stockholder's equity........................     865,563       750,961
                                                              -----------   ----------
          Total liabilities and stockholder's equity........  $10,589,650   $7,717,860
                                                              ===========   ==========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                     CONSOLIDATED STATEMENTS OF OPERATIONS


                                 (in thousands)



                                                                      YEAR ENDED DECEMBER 31
                                                              --------------------------------------
                                                                                      PREACQUISITION
                                                                                      --------------
                                                                1997         1996          1995
                                                              --------     --------   --------------
REVENUE
Net investment income.......................................  $296,195     $299,688     $ 348,448
Realized investment gains (losses)..........................    10,546       13,602      (318,700)
Premium income..............................................    22,239        7,822           236
Separate account fees and charges...........................    85,413       25,309        21,909
Other income................................................    11,087        9,786        16,192
                                                              --------     --------     ---------
          Total revenue.....................................   425,480      356,207        68,085
                                                              --------     --------     ---------
BENEFITS AND EXPENSES
Interest credited to policyholders..........................   199,782      223,094       237,984
Claims incurred and other policyholder benefits.............    28,372       14,255         7,631
Taxes, licenses and fees....................................    52,608        2,173         6,912
Commissions.................................................    32,602       25,962        24,881
Operating expenses..........................................    36,837       24,678        20,837
Deferral of insurance acquisition costs.....................   (38,177)     (27,820)      (36,870)
Amortization of insurance acquisition costs.................     3,204        2,316        14,423
Amortization of value of business acquired..................    24,948       21,530       --
Amortization of goodwill....................................    15,295       10,195       --
                                                              --------     --------     ---------
          Total benefits and expenses.......................   355,471      296,383       275,798
                                                              --------     --------     ---------
Income (loss) before income tax expense (benefit)...........    70,009       59,824      (207,713)
Income tax expense (benefit)................................    31,292       25,403       (74,664)
                                                              --------     --------     ---------
          Net income (loss).................................  $ 38,717     $ 34,421     $(133,049)
                                                              ========     ========     =========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                 (in thousands)



                                                                                              PREACQUISITION
                                                                                              --------------
                                                      DECEMBER 31   DECEMBER 31   JANUARY 4    DECEMBER 31
                                                         1997          1996         1996           1995
                                                      -----------   -----------   ---------    -----------
CAPITAL STOCK, beginning and end of period..........   $  2,500      $  2,500     $  2,500      $   2,500
                                                       --------      --------     --------      ---------

ADDITIONAL PAID-IN CAPITAL, beginning of period.....    761,538       743,104      491,994        491,994
Capital contributions from parent...................     45,000        18,434        --           --
Adjustment to reflect purchase accounting method....     --            --          251,110        --
                                                       --------      --------     --------      ---------
          End of period.............................    806,538       761,538      743,104        491,994
                                                       --------      --------     --------      ---------

UNREALIZED GAIN (LOSS) ON INVESTMENTS, beginning of
  period............................................    (47,498)       --           68,502       (236,443)
Unrealized gain (loss) on revaluation of
  investments, net..................................     60,135       (47,498)       --           304,945
Adjustment to reflect purchase accounting method....     --            --          (68,502)       --
                                                       --------      --------     --------      ---------
          End of period.............................     12,637       (47,498)       --            68,502
                                                       --------      --------     --------      ---------

RETAINED EARNINGS, beginning of period..............     34,421        --           42,880        175,929
Net income (loss)...................................     38,717        34,421        --          (133,049)
Dividends to parent.................................    (29,250)       --            --           --
Adjustment to reflect purchase accounting method....     --            --          (42,880)       --
                                                       --------      --------     --------      ---------
          End of period.............................     43,888        34,421        --            42,880
                                                       --------      --------     --------      ---------

          Total stockholder's equity................   $865,563      $750,961     $745,604      $ 605,876
                                                       ========      ========     ========      =========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                 (in thousands)



                                                                      YEAR ENDED DECEMBER 31
                                                           --------------------------------------------
                                                                                         PREACQUISITION
                                                                                         --------------
                                                             1997           1996              1995
                                                           ---------     -----------     --------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income (loss)......................................  $  38,717     $    34,421       $(133,049)
  Reconcilement of net income (loss) to net cash
    provided:
    Realized investment losses (gains)...................    (10,546)        (13,602)        318,700
    Interest credited and other charges..................    198,206         230,298         237,984
    Deferred insurance acquisition costs.................    (34,973)        (25,504)        (22,447)
    Amortization of value of business acquired...........     24,948          21,530         --
    Amortization of goodwill.............................     15,295          10,195         --
    Amortization of discount and premium on
       investments.......................................     17,866          25,743           4,586
    Deferred income taxes................................    (99,370)           (897)         38,423
    Net change in current Federal income taxes...........     97,386         108,806         (86,990)
    Benefits and premium taxes due related to separate
       account bank-owned life insurance.................    180,546         --              --
    Other, net...........................................     17,168         (22,283)        (29,905)
                                                           ---------     -----------       ---------
         Net cash provided from operating activities.....    445,243         368,707         327,302
                                                           ---------     -----------       ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
    Fixed maturities held to maturity....................    229,208         264,383         320,143
    Fixed maturities sold prior to maturity..............    633,872         891,995         297,637
    Mortgage loans, policy loans and other invested
       assets............................................    131,866         168,727         450,573
  Cost of investments purchased or loans originated:
    Fixed maturities.....................................   (606,028)     (1,369,091)       (549,867)
    Mortgage loans, policy loans and other invested
       assets............................................    (76,350)       (119,044)       (131,966)
  Short-term investments, net............................   (164,361)        300,819        (168,351)
  Net change in receivable and payable for securities
    transactions.........................................     29,746         (31,667)         (1,397)
  Net reductions in other assets.........................        244             115           1,996
                                                           ---------     -----------       ---------
         Net cash provided by investing activities.......    178,197         106,237         218,768
                                                           ---------     -----------       ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.............................................    145,687         141,159         247,778
    Withdrawals..........................................   (745,510)       (700,084)       (755,917)
  Capital contributions from parent......................     45,000          18,434         --
  Dividends to parent....................................    (29,250)        --              --
  Other..................................................    (18,275)         42,512         (35,309)
                                                           ---------     -----------       ---------
         Net cash used in financing activities...........   (602,348)       (497,979)       (543,448)
                                                           ---------     -----------       ---------
              Net increase (decrease) in cash............     21,092         (23,035)          2,622
CASH, beginning of period................................      2,776          25,811          23,189
                                                           ---------     -----------       ---------
CASH, end of period......................................  $  23,868     $     2,776       $  25,811
                                                           =========     ===========       =========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



BASIS OF PRESENTATION



Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). On January 4, 1996, an investor group comprised of Zurich Insurance Company ("Zurich"), Insurance Partners, L.P. ("IP") and Insurance Partners Offshore (Bermuda), L.P. (together with IP, "Insurance Partners") acquired all of the issued and outstanding common stock of Kemper. As a result of that change in control, Zurich and Insurance Partners owned 80 percent and 20 percent, respectively, of Kemper and therefore the Company. On February 27, 1998, Zurich acquired Insurance Partner's remaining 20 percent interest for cash. As a result of this transaction, Kemper and the Company became wholly-owned subsidiaries of Zurich.



The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1996 and 1995 consolidated financial statements in order for them to conform to the 1997 presentation.



PURCHASE ACCOUNTING METHOD



The acquisition of the Company on January 4, 1996, was accounted for using the purchase method of accounting. The consolidated financial statements of the Company prior to January 4, 1996, were prepared on a historical cost basis in accordance with generally accepted accounting principles. The accompanying financial statements and notes thereto prepared prior to January 4, 1996 have been labeled "preacquisition". The accompanying consolidated financial statements of the Company as of January 4, 1996 (the acquisition date) and as of and for the years ended December 31, 1996 and 1997, have been prepared in conformity with the purchase method of accounting. The Company has presented January 4, 1996 (the acquisition date), as the opening purchase accounting balance sheet where appropriate for comparative purposes throughout the accompanying financial statements and notes thereto.



Under purchase accounting, the Company's assets and liabilities have been marked to their relative fair values as of the acquisition date. The difference between the cost of acquiring the Company and the net fair values of the Company's assets and liabilities as of the acquisition date has been recorded as goodwill. The allocated cost of acquiring the Company was $745.6 million and the acquisition resulted in goodwill of $254.9 million as of January 4, 1996. The Company began to amortize goodwill during 1996 on a straight-line basis over twenty-five years. In December of 1997, the Company changed its amortization period to twenty years in order to conform to Zurich's accounting practices and policies. As a result of the change in amortization periods, the Company recorded an increase in goodwill amortization expense of $5.1 million during 1997.



The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1997, the Company believes that no such adjustment is necessary.



Purchase accounting adjustments primarily affected the recorded historical values of fixed maturities, mortgage loans, other invested assets, deferred insurance acquisition costs, future policy benefits and deferred income taxes.



Deferred insurance acquisition costs, and the related amortization thereof, for policies sold prior to January 4, 1996, have been replaced by the value of business acquired.



The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


A 15 percent discount rate was used to determine such value and represents the rate of return required by Zurich and Insurance Partners to invest in the business being acquired. In selecting the rate of return used to value the policies purchased, the Company considered the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows, the cost of capital available to fund the acquisition, the perceived likelihood of changes in insurance regulations and tax laws, the complexity of the Company's business, and the prices paid (i.e., discount rates used in determining other life insurance company valuations) on similar blocks of business sold in recent periods.



The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2002 are as follows:



                                                                                                PROJECTED
                  (IN THOUSANDS)                      BEGINNING                  ACCRETION OF    ENDING
              YEAR ENDED DECEMBER 31                   BALANCE    AMORTIZATION     INTEREST      BALANCE
---------------------------------------------------   ---------   ------------   ------------   ---------
1996 (actual)......................................   $190,222      $(31,427)      $ 9,897      $168,692
1997 (actual)......................................    168,692       (34,906)        9,958       143,744
1998...............................................    143,744       (25,633)        8,933       127,044
1999...............................................    127,044       (23,701)        7,873       111,216
2000...............................................    111,216       (21,668)        6,876        96,424
2001...............................................     96,424       (19,122)        5,973        83,275
2002...............................................     83,275       (17,835)        5,134        70,574



The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to stockholder's equity, net of income tax. As of December 31, 1997 and 1996, this adjustment increased (decreased) the value of business acquired by $(5.3) million and $20.9 million, respectively, and stockholder's equity by approximately $(3.4) million and $13.6 million, respectively.



ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.



LIFE INSURANCE REVENUE AND EXPENSES



Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs. Also reflected in fees and other income is a ceding commission experience adjustment received in 1995 as a result of certain reinsurance transactions entered into by the Company during 1992. (See note captioned "Reinsurance".)

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.



DEFERRED INSURANCE ACQUISITION COSTS



The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to stockholder's equity, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.



FUTURE POLICY BENEFITS



Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 7.3 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 3.0 percent to 12.0 percent.



Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 7 percent for reinsurance assumed and for direct business, 8 percent for three years; 7 percent for year four; and 6 percent thereafter.



INVESTED ASSETS AND RELATED INCOME



Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value. (See note captioned "Fair Value of Financial Instruments".)



The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.



Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments net of any applicable reserve and write-downs include notes receivable from real estate ventures; investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures; and real estate owned carried at fair value.



Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions and calculated in conformity with Statement of Financial Accounting Standards ("SFAS") 114, ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN, indicate a likelihood of loss. At year-end 1995, reflecting the Company's change in strategy with respect to its real estate portfolio, and the disposition thereof, and on

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


January 4, 1996, reflecting the acquisition of the Company, real estate-related investments were valued using an estimate of the investments observable market price, net of estimated costs to sell.



Under purchase accounting, the market value of the Company's policy loans and other invested assets consisting primarily of venture capital investments and a leveraged lease, became the Company's new cost basis in such investments. Investments in policy loans and other invested assets after January 4, 1996 are carried at cost.



Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to stockholder's equity. Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.



SEPARATE ACCOUNT BUSINESS



The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.



INCOME TAX



The operations of the Company prior to January 4, 1996 have been included in the consolidated Federal income tax return of Kemper. Income taxes receivable or payable have been determined on a separate return basis, and payments have been received from or remitted to Kemper pursuant to a tax allocation arrangement between Kemper and its subsidiaries, including the Company. The Company generally had received a tax benefit for losses to the extent such losses can be utilized in Kemper's consolidated Federal tax return. Subsequent to January 4, 1996, the Company and its subsidiaries file separate Federal income tax returns.



Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.



(2) CASH FLOW INFORMATION



The Company defines cash as cash in banks and money market accounts. Federal income tax refunded by Kemper under the tax allocation arrangement for the period from January 1, 1996 to January 4, 1996 and for the years ended December 31, 1995 amounted to $108.8 million and $25.2 million, respectively. The Company paid Federal income taxes of $29.0 million and $28.1 million directly to the United States Treasury Department during 1997 and 1996, respectively.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(3) INVESTED ASSETS AND RELATED INCOME



The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value (estimated fair value) of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:



                                                                                ESTIMATED UNREALIZED
                                                       CARRYING    AMORTIZED    --------------------
                                                        VALUE         COST       GAINS      LOSSES
                   (in thousands)                      --------    ---------     -----      ------
DECEMBER 31, 1997
U.S. treasury securities and obligations of U.S.
  government agencies and authorities...............  $    6,258   $    6,298   $     4    $    (44)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed.................      29,330       29,308       160        (138)
Debt securities issued by foreign governments.......      92,563       92,722       188        (347)
Corporate securities................................   1,861,655    1,846,588    24,733      (9,666)
Mortgage and asset-backed securities................   1,678,837    1,669,159    10,035        (357)
                                                      ----------   ----------   -------    --------
       Total fixed maturities.......................  $3,668,643   $3,644,075   $35,120    $(10,552)
                                                      ==========   ==========   =======    ========

DECEMBER 31, 1996
U.S. treasury securities and obligations of U.S.
  government agencies and authorities...............  $   92,238   $   93,202   $    --    $   (964)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed.................      30,853       31,519        --        (666)
Debt securities issued by foreign governments.......     105,394      108,456       504      (3,566)
Corporate securities................................   1,896,615    1,935,511     5,918     (44,814)
Mortgage and asset-backed securities................   1,741,331    1,760,962     1,990     (21,621)
                                                      ----------   ----------   -------    --------
       Total fixed maturities.......................  $3,866,431   $3,929,650   $ 8,412    $(71,631)
                                                      ==========   ==========   =======    ========



Upon default or indication of potential default by an issuer of fixed maturity securities, the Company-owned issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.



The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.



The Company's $220.0 million real estate portfolio at December 31, 1997 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 1997 and 1996, total impaired real estate-related loans were as follows:



                                                                DECEMBER 31     DECEMBER 31
                                                                    1997            1996
                       (in millions)                            -----------     -----------
Impaired loans without reserves--gross......................       $39.3           $39.8
Impaired loans with reserves--gross.........................         2.2             7.6
                                                                   -----           -----
       Total gross impaired loans...........................        41.5            47.4
Reserves related to impaired loans..........................        (2.1)           (4.4)
                                                                   -----           -----
       Net impaired loans...................................       $39.4           $43.0
                                                                   =====           =====

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)


Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. At December 31, 1997 and 1996, the Company's deficit in equity investments considered in determining reserves and write-downs amounted to $0 and $5.9 million, respectively. The Company had an average balance of $45.2 million and $30.8 million in impaired loans for 1997 and 1996, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.



At December 31, 1997 and December 31, 1996, loans on nonaccrual status, before reserves and write-downs, amounted to $47.4 million and $43.5 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.



At December 31, 1997, securities carried at approximately $6.3 million were on deposit with governmental agencies as required by law.



Proceeds from sales of investments in fixed maturities prior to maturity were $633.9 million, $892.0 million and $297.6 million during 1997, 1996 and 1995, respectively. Gross gains of $3.1 million, $9.9 million and $21.2 million and gross losses of $13.7 million, $16.2 million and $11.9 million were realized on sales and write-downs of fixed maturities in 1997, 1996 and 1995, respectively.



The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 1997, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.



                                                                 CARRYING     AMORTIZED
                                                                  VALUE       COST VALUE
                       (in thousands)                            --------     ----------
One year or less............................................    $   47,724    $   47,797
Over one year through five..................................       649,279       648,291
Over five years through ten.................................       988,849       984,495
Over ten years..............................................       303,954       294,333
Securities not due at a single maturity date, primarily
  mortgage and
  asset-backed securities(1)................................     1,678,837     1,669,159
                                                                ----------    ----------
       Total fixed maturities...............................    $3,668,643    $3,644,075
                                                                ==========    ==========


---------------

(1) Weighted average maturity of 3.8 years.



The sources of net investment income were as follows:



                                                                                          PREACQUISITION
                                                                                          --------------
                                                              1997           1996              1995
                     (in thousands)                         --------       --------       --------------
Interest and dividends on fixed maturities..............    $250,170       $250,683          $269,934
Dividends on equity securities..........................       2,123            646               681
Income from short-term investments......................       4,128          9,130            13,159
Income from mortgage loans..............................      16,283         20,257            40,494
Income from policy loans................................      20,549         20,700            19,658
Income from other real estate-related investments.......       6,631          4,917            15,565
Income from other loans and investments.................       2,045          2,480             1,555
                                                            --------       --------          --------
       Total investment income..........................     301,929        308,813           361,046
Investment expense......................................      (5,734)        (9,125)          (12,598)
                                                            --------       --------          --------
       Net investment income............................    $296,195       $299,688          $348,448
                                                            ========       ========          ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)


Realized gains (losses) for the years ended December 31, 1997, 1996 and 1995, were as follows:



                                                                          REALIZED GAINS (LOSSES)
                                                              -----------------------------------------------
                                                                                               PREACQUISITION
                                                                                               --------------
                                                                1997            1996                1995
                      (in thousands)                          --------         -------         --------------
Real estate-related.......................................    $ 19,758         $17,462           $(325,611)
Fixed maturities..........................................     (10,656)         (6,344)              9,336
Equity securities.........................................         914           --                   (346)
Other.....................................................         530           2,484              (2,079)
                                                              --------         -------           ---------
  Realized investment gains (losses) before income tax
     expense (benefit)....................................      10,546          13,602            (318,700)
Income tax expense (benefit)                                     3,691           4,761            (111,545)
                                                              --------         -------           ---------
  Net realized investment gains (losses)..................    $  6,855         $ 8,841           $(207,155)
                                                              ========         =======           =========



Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity securities and other--the difference between fair value and cost. The change in unrealized investment gains (losses) by class of investment for the years ended December 31, 1997, 1996 and 1995 were as follows:



                                                                 CHANGE IN UNREALIZED GAINS (LOSSES)
                                                      ---------------------------------------------------------
                                                                                                 PREACQUISITION
                                                                                                 --------------
                                                      DECEMBER 31    DECEMBER 31    JANUARY 4     DECEMBER 31
                                                          1997           1996          1996           1995
                   (in thousands)                     ------------   ------------   ----------   --------------
Fixed maturities....................................    $ 87,787       $(63,219)        $           $351,964
Equity and other securities.........................        (103)         1,256         --               180
Adjustment to deferred insurance acquisition
  costs.............................................      (2,325)         1,307         --           (14,277)
Adjustment to value of business acquired............     (26,209)        20,947         --           --
                                                        --------       --------         --          --------
  Unrealized gain (loss) before income tax
     expense........................................      59,150        (39,709)        --           337,867
Income tax expense (benefit)........................        (985)         7,789         --            32,922
                                                        --------       --------         --          --------
       Net unrealized gain (loss) on investments....    $ 60,135       $(47,498)        $--         $304,945
                                                        ========       ========         ==          ========



(4) UNCONSOLIDATED INVESTEES



At December 31, 1997 and 1996 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.



As of December 31, 1997 and December 31, 1996, the Company's net equity investment in unconsolidated investees amounted to $19.3 million and $11.7 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $835 thousand and $223 thousand in 1997 and 1996, respectively, and a net loss of $453 thousand in 1995.



(5) CONCENTRATION OF CREDIT RISK



The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(5) CONCENTRATION OF CREDIT RISK (CONTINUED)


Approximately 35.1 percent of the Company's investment-grade fixed maturities at December 31, 1997 were mortgage-backed securities, down from 36.4 percent at December 31, 1996, due to sales and paydowns during 1997. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.



Approximately 10.8 percent and 8.8 percent of the Company's investment-grade fixed maturities at December 31, 1997 and 1996, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by home equity loans (27.7%), auto loans (22.3%), manufactured housing loans (17.2%), equipment loans (13.7%), and commercial mortgage backed securities (10.7%).



The Company's real estate portfolio is distributed by geographic location and property type, as shown in the following two tables:



GEOGRAPHIC DISTRIBUTION AS OF
DECEMBER 31, 1997
  California.........................   38.2%
  Hawaii.............................   14.2
  Colorado...........................    9.8
  Oregon.............................    9.2
  Washington.........................    9.1
  Florida............................    6.4
  Texas..............................    5.1
  Michigan...........................    3.7
  Ohio...............................    3.3
  Illinois...........................    1.0
                                       -----
     Total...........................  100.0%
                                       =====
DISTRIBUTION BY PROPERTY TYPE AS OF
DECEMBER 31, 1997
  Hotel..............................   41.3%
  Land...............................   28.2
  Residential........................   13.1
  Retail.............................    3.3
  Office.............................    3.1
  Industrial.........................     .9
  Other..............................   10.1
                                       -----
     Total...........................  100.0%
                                       =====



Undeveloped land represented approximately 28.2 percent of the Company's real estate portfolio at December 31, 1997. To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. The values of certain development projects have been written down as of December 31, 1995, reflecting changes in plans in connection with the Zurich-led acquisition of Kemper. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.



Approximately half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners. (See note captioned "Unconsolidated Investees".)



At December 31, 1997, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $88.2 million, or
40.1 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and two office buildings. At December 31, 1997, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



At December 31, 1997, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $60.5 million, or
27.5 percent, of the Company's real estate portfolio. Kemper's interest is 75 percent at December 31, 1997. At December 31, 1997, MLP-related commitments accounted for approximately $7.4 million of the Company's off-balance-sheet legal commitments, which the Company expects to fund.



At December 31, 1997, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold or written-down to zero. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 1997. The Company does not expect to fund any of these commitments.



(6) INCOME TAXES



Income tax expense (benefit) was as follows for the years ended December 31, 1997, 1996 and 1995:



                                                                                     PREACQUISITION
                                                                                     --------------
                                                            1997         1996             1995
                     (in thousands)                       --------      -------      --------------
Current.................................................  $130,662      $26,300        $(113,087)
Deferred................................................   (99,370)        (897)          38,423
                                                          --------      -------        ---------
          Total.........................................  $ 31,292      $25,403        $ (74,664)
                                                          ========      =======        =========



Included in the 1995 current tax benefit is the recognition of a net operating loss carryover at December 31, 1995 which was utilized against taxable income on Kemper's consolidated short-period Federal income tax return for the January 1 through January 4, 1996 tax year. Beginning January 5, 1996, the Company and its subsidiaries each filed a stand alone Federal income tax return. Previously, the Company had filed a consolidated Federal income tax return with Kemper. In 1996, the Company and Kemper settled all outstanding balances under the tax allocation agreement.



The actual income tax expense (benefit) for 1997, 1996 and 1995 differed from the "expected" tax expense (benefit) for those years as displayed below. "Expected" tax expense (benefit) was computed by applying the U.S. Federal corporate tax rate of 35 percent in 1997, 1996, and 1995 to income (loss) before income tax expense (benefit).



                                                                                     PREACQUISITION
                                                                                     --------------
                                                            1997         1996             1995
                     (in thousands)                        -------      -------      --------------
Computed expected tax expense (benefit)..................  $24,503      $20,938         $(72,700)
Difference between "expected" and actual tax expense
  (benefit):
  State taxes............................................    1,801          913           (1,370)
  Amortization of goodwill...............................    5,353        3,568          --
  Foreign tax credit.....................................     (278)       --                (183)
  Other, net.............................................      (87)         (16)            (411)
                                                           -------      -------         --------
          Total actual tax expense (benefit).............  $31,292      $25,403         $(74,664)
                                                           =======      =======         ========



Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.



The Company has established a valuation allowance to reduce the deferred Federal tax asset related to real estate and other investments to the amount that, based upon available evidence, is, in management's judgment,

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(6) INCOME TAXES (CONTINUED)


more likely than not to be realized. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's Federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred Federal tax asset or liability from unrealized gains or losses on investments.



The tax effects of temporary differences that give rise to significant portions of the Company's net deferred Federal tax asset or liability were as follows:



                                                              DECEMBER 31    DECEMBER 31     JANUARY 4
                                                                 1997            1996          1996
                       (in thousands)                         -----------    ------------    ---------
Deferred Federal tax assets:
  Deferred insurance acquisition costs......................   $ 75,522        $  4,520      $  --
  Unrealized losses on investments..........................     --              16,624         --
  Life policy reserves......................................     43,337          46,452        46,654
  Unearned revenue..........................................     37,243          --             --
  Real estate-related.......................................     13,400          20,642        27,736
  Other investment-related..................................      3,298           5,409         1,773
  Other.....................................................      4,371           3,639         9,750
                                                               --------        --------      --------
     Total deferred Federal tax assets......................    177,171          97,286        85,913
  Valuation allowance.......................................    (15,201)        (31,825)      (15,201)
                                                               --------        --------      --------
     Total deferred Federal tax assets after valuation
       allowance............................................    161,970          65,461        70,712
                                                               --------        --------      --------
Deferred Federal tax liabilities:
  Value of business acquired................................     48,469          66,373        66,578
  Deferred insurance acquisition costs......................     20,811           9,384         --
  Depreciation and amortization.............................     20,201          15,473        15,490
  Other investment-related..................................     18,774          28,855        37,919
  Unrealized gains on investments...........................      9,002          --             --
  Other.....................................................      4,720           5,738         4,197
                                                               --------        --------      --------
     Total deferred Federal tax liabilities.................    121,977         125,823       124,184
                                                               --------        --------      --------
Net deferred Federal tax assets (liabilities)...............   $ 39,993        $(60,362)     $(53,472)
                                                               ========        ========      ========



The net deferred tax assets relate primarily to unearned revenue and the tax on deferred insurance acquisition costs ("DAC Tax") associated with $2.7 billion of new 1997 sales from a non-registered individual and group variable bank-owned life insurance contract ("BOLI"). As a result of proposed tax law changes, as more fully discussed below, the level of DAC Tax experienced in 1997 is not anticipated to occur in future periods and it is expected that the Company will return to its normalized earnings patterns in 1998. Management believes that it is more likely, than not, that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.



In early 1998, the Clinton Administration's Fiscal Year 1998 Budget ("Budget") was released and contained certain proposals to change the taxation of non-qualified fixed and variable annuities and variable life insurance contracts, including BOLI. It is currently unknown whether or not such proposals will be accepted, amended or omitted in the final 1999 Budget approved by Congress. If the current Budget proposals are accepted, certain of the Company's non-qualified fixed and variable annuities and certain of its variable life insurance products, including BOLI and the non-registered individual variable universal life insurance contracts introduced during 1997, may no longer be tax advantaged products and therefore no longer attractive to those customers who purchase them because of their favorable tax attributes. Additionally, sales of such products during 1998 may also be negatively impacted until the likelihood of the current proposals being enacted into law has been determined.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(6) INCOME TAXES (CONTINUED)


The tax returns through the year 1986 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1987 through 1993 are currently under examination by the IRS.



(7) RELATED-PARTY TRANSACTIONS



The Company received cash capital contributions of $45.0 million and $18.4 million during 1997 and 1996, respectively. The Company paid cash dividends of $29.3 million to Kemper during 1997.



The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1997 and December 31, 1996, joint venture mortgage loans totaled $72.7 million and $111.0 million, respectively, and during 1997, 1996 and 1995, the Company earned interest income on these joint venture loans of $7.5 million, $9.5 million and $19.6 million, respectively.



All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the investment management services of Scudder Kemper Investments, Inc. ("SKI"), formerly Zurich Kemper Investments, Inc., an affiliated company, and the information systems of Kemper Service Company ("KSvC"), an SKI subsidiary, based on the Company's share of administrative, legal, marketing, investment management, information systems and operation and support services. During 1997, 1996 and 1995, expenses allocated to the Company from SKI and KSvC amounted to $114 thousand, $1.7 million and $4.4 million, respectively. The Company also paid to SKI investment management fees of $3.5 million, $3.6 million and $3.4 million during 1997, 1996 and 1995, respectively. In addition, expenses allocated to the Company from FKLA during 1997, 1996 and 1995 amounted to $30.0 million, $10.5 million and $14.3 million, respectively.



During 1995, the Company sold certain mortgages and real estate-related investments, net of reserves, amounting to approximately $3.5 million to an affiliated non-life realty company, in exchange for cash. No gain or loss was recognized on these sales. During 1996, the Company purchased approximately $24.5 million of real estate-related investments from an affiliated non-life realty subsidiary for cash. The Company also paid to Kemper real estate subsidiaries $2.2 million, $1.8 million and $1.8 million in 1997, 1996 and 1995, respectively, related to the management of the Company's real estate portfolio.



(8) REINSURANCE



In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.



In 1992 and 1991, the Company entered into 100 percent indemnity reinsurance agreements ceding $515.7 million and $416.3 million, respectively, of its fixed-rate annuity liabilities to Fidelity Life Association, a Mutual Legal Reserve Company ("FLA"). FLA is a mutual insurance company that shares common management and common board members with the Company, FKLA and Kemper. As of December 31, 1997 and 1996, the reinsurance recoverable related to the fixed-rate annuity liabilities ceded to FLA amounted to $382.6 million and $427.2 million, respectively. During 1995, the Company recorded income of $4.4 million related to a ceding commission experience adjustment from the 1992 reinsurance agreement.



In December 1996, the Company assumed on a yearly renewable term basis approximately $14.4 billion (face amount) of term life insurance from FKLA. As a result of this transaction, the Company recorded premiums and reserves of approximately $7.3 million. The difference between the cash transferred, which represents the statutory reserves of the business assumed, and the reserves recorded under generally accepted accounting

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(8) REINSURANCE (CONTINUED)


principles, of approximately $18.4 million, was deemed to be a capital contribution from Kemper and was recorded as additional paid-in-capital during 1996. Premiums assumed during 1997 under the terms of the treaty amounted to $21.1 million and the face amount which remained outstanding at December 31, 1997 amounted to $12.6 billion.



The Company's retention limit on term life insurance prior to 1997 was $300 thousand (face amount) on the life of any one individual with the excess amounts ceded to outside reinsurers. The term life insurance business assumed from FKLA during 1996 did not have any individual contracts greater than $300 thousand in face amount. Effective January 1, 1997, the Company ceded 90 percent of all new term life insurance premiums to outside reinsurers. Term life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $139 thousand and $102 thousand as of December 31, 1997 and 1996, respectively.



During December 1997, the Company entered into a funds held reinsurance agreement with a Zurich affiliated company, EPICENTRE Reinsurance (Bermuda) Limited ("EPICENTRE"). Under the terms of this agreement, the Company ceded, on a yearly renewable term basis, ninety percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to a new product developed in 1997, a non-registered variable bank-owned life insurance contract ("BOLI"), which is held in the Company's separate accounts. During 1997, the Company issued $59.3 billion (face amount) of new BOLI business and ceded $51.1 billion (face amount) to EPICENTRE under the terms of the treaty. During 1997, the Company also ceded $24.3 million of separate account fees (cost of insurance charges) to EPICENTRE. The Company has also withheld approximately $23.4 million of such funds due to EPICENTRE under the terms of the reinsurance agreement as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 1997.



(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS



FKLA sponsors a welfare plan that provides medical and life insurance benefits to its retired and active employees and the Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.



The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.9 million and $1.7 million at December 31, 1997 and 1996, respectively.



The discount rate used in determining the allocated postretirement benefit obligation was 7.25 percent and 7.75 percent for 1997 and 1996, respectively. The assumed health care trend rate used was based on projected experience for 1997 and 1998, 8 percent in 1999, gradually declining to 5.0 percent by the year 2002 and remaining at that level thereafter.



A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1997 and 1996 by $242 thousand and $191 thousand, respectively.



The Company also provides certain severance-related policies to provide benefits, generally limited in time, to former or inactive employees after employment but before retirement.



(10) COMMITMENTS AND CONTINGENT LIABILITIES



The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(10) COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)


Although neither the Company or its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of or lending to real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.



See the note captioned "Financial Instruments--Off-Balance-Sheet Risk" below for the discussion regarding the Company's loan commitments and standby financing agreements.



The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1997 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders. The Company is also contingently liable for any future guaranty fund assessments related to insolvencies of unaffiliated insurance companies, for which the life insurance industry has been unable to estimate the cost to cover losses to policyholders. No specific amount can be reasonably estimated for such insolvencies as of December 31, 1997.



(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK



At December 31, 1997, the Company had future legal loan commitments and stand-by financing agreements totaling $75.3 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be secured by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. The Company presently expects to fund approximately $21.2 million of these arrangements. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.



(12) FAIR VALUE OF FINANCIAL INSTRUMENTS



Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. (See note captioned "Invested Assets and Related Income".) Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.



Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(12) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.



The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:



Fixed maturities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, SKI.



Cash and short-term investments: The carrying amounts reported in the consolidated balance sheet for these instruments approximate fair values.



Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty of estimating the fair value of real estate due to the lack of a liquid quotable market.



Other loans and investments: The carrying amounts reported in the consolidated balance sheet for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.



Life policy benefits: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1997 and 1996 to be 5.25 percent and 4.75 percent, respectively, while the assumed average market crediting rate was 6.0 percent and 5.8 percent in 1997 and 1996, respectively.



The carrying values and estimated fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:



                                                     DECEMBER 31, 1997             DECEMBER 31, 1996
                                                  ------------------------      ------------------------
                                                   CARRYING        FAIR          CARRYING        FAIR
                                                    VALUE         VALUE           VALUE         VALUE
                (in thousands)                    ----------    ----------      ----------    ----------
Financial instruments recorded as assets:
  Fixed maturities............................    $3,668,643    $3,668,643      $3,866,431    $3,866,431
  Cash and short-term investments.............       259,925       259,925          74,472        74,472
  Mortgage loans and other real estate-related
     assets...................................       220,046       220,046         267,713       267,713
  Policy loans................................       282,439       282,439         288,302       288,302
  Equity securities...........................        24,839        24,839           9,910         9,910
  Other invested assets.......................        20,820        24,404          13,597        13,597
Financial instruments recorded as liabilities:
  Life policy benefits, excluding term life
     reserves.................................     3,846,023     4,050,852       4,249,264     4,101,588



(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS



The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 1998 is $58.4 million. The Company paid cash dividends of $29.3 million to Kemper during 1997. The Company paid no cash dividends in 1996 or 1995.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS (CONTINUED)


The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:



                                                                  1997          1996          1995
(in thousands)                                                  --------      --------      --------
Net income (loss)...........................................    $ 58,372      $ 37,287      $(64,707)
                                                                ========      ========      ========
Statutory capital and surplus...............................    $476,924      $411,837      $383,374
                                                                ========      ========      ========



(14) UNAUDITED INTERIM FINANCIAL INFORMATION



The following table sets forth the Company's unaudited quarterly financial information:



(in thousands)



QUARTER ENDED                                         MARCH 31   JUNE 30   SEPTEMBER 30   DECEMBER 31
-------------                                         --------   -------   ------------   -----------
1997 OPERATING SUMMARY
  Net investment income.............................  $74,249    $74,050     $72,950       $ 74,946
  Realized investment gains (losses)................      889      8,161      (3,032)         4,528
  Premium income....................................    5,008      4,121       3,938          9,172
  Separate account fees and other income............    8,909     12,961      12,215         62,415(1)
                                                      -------    -------     -------       --------
          Total revenue.............................   89,055     99,293      86,071        151,061
                                                      -------    -------     -------       --------
  Interest credited and benefits to policyholders...   57,859     56,643      57,965         55,687
  Commissions, taxes, licenses and fees.............    8,023      9,475       8,389         59,323(1)
  Operating expenses................................    7,175      8,780      10,014         10,868
  Net deferral of insurance acquisition costs.......   (7,216)    (6,877)     (7,471)       (13,409)
  Amortization of value of business acquired........    4,821      6,991       6,743          6,393
  Amortization of goodwill..........................    2,547      2,552       2,549          7,647(2)
                                                      -------    -------     -------       --------
          Total benefits and expenses...............   73,209     77,564      78,189        126,509
                                                      -------    -------     -------       --------
  Income before income tax expense..................   15,846     21,729       7,882         24,552
  Income tax expense................................    5,678      8,723       3,778         13,113
                                                      -------    -------     -------       --------
          Net income................................  $10,168    $13,006     $ 4,104       $ 11,439
                                                      =======    =======     =======       ========
1996 OPERATING SUMMARY
  Net investment income.............................  $72,302    $74,647     $76,070       $ 76,669
  Realized investment gains (losses)................   (1,248)    (2,439)     13,518          3,771
  Premium income....................................      130        109         150          7,433(3)
  Separate account fees and other income............    8,028      9,419       8,478          9,170
                                                      -------    -------     -------       --------
          Total revenue.............................   79,212     81,736      98,216         97,043
                                                      -------    -------     -------       --------
  Interest credited and benefits to policyholders...   58,296     57,335      57,512         64,206
  Commissions, taxes, licenses and fees.............    6,868      6,486       6,819          7,962
  Operating expenses................................    5,440      4,920       6,974          7,344
  Net deferral of insurance acquisition costs.......   (5,032)    (7,302)     (5,434)        (7,736)
  Amortization of value of business acquired........    4,234      2,787      11,582          2,927
  Amortization of goodwill..........................    2,547      2,552       2,549          2,547
                                                      -------    -------     -------       --------
          Total benefits and expenses...............   72,353     66,778      80,002         77,250
                                                      -------    -------     -------       --------
  Income before income tax expense..................    6,859     14,958      18,214         19,793
  Income tax expense................................    3,513      6,402       7,391          8,097
                                                      -------    -------     -------       --------
          Net income................................  $ 3,346    $ 8,556     $10,823       $ 11,696
                                                      =======    =======     =======       ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


---------------

Notes:



(1) Reflects premium tax expense loads received and premium taxes incurred of $49.1 million related to new BOLI sales of $2.6 billion in the fourth quarter of 1997.



(2) Reflects the effect of the change in amortization of goodwill from 25 to 20 years.



(3) Reflects the assumption of term life insurance business from FKLA.

APPENDIX

STATE PREMIUM TAX CHART


                                                                                RATE OF TAX
                                                                    ------------------------------------
                                                                    QUALIFIED              NON-QUALIFIED
                                                                      PLANS                    PLANS
                               STATE                                ---------              -------------
    California..................................................       .50%                     2.35%*
    District of Columbia........................................      2.25%                     2.25%*
    Kentucky....................................................      2.00%*                    2.00%*
    Maine.......................................................        --                      2.00%
    Nevada......................................................        --                      3.50%*
    South Dakota................................................        --                      1.25%
    West Virginia...............................................      1.00%                     1.00%
    Wyoming.....................................................        --                      1.00%


     * Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:

        (1) Financial Statements included in Part A of the Registration
           Statement: Condensed Financial Information

        (2) Financial Statements included in Part B of the Registration
        Statement:

           (i) KILICO Variable Annuity Separate Account


              Reports of Independent Public Accountants



              Statements of Assets and Liabilities and Contract Owners' Equity
                as of December 31, 1997



              Statements of Operations for the Year Ended December 31, 1997



              Statements of Changes in Contract Owners' Equity for the Years
                Ended December 31, 1997 and 1996


              Notes to Combined Financial Statements

           (ii) Kemper Investors Life Insurance Company


              Reports of Independent Public Accountants



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Balance Sheets as of December 31, 1997 and 1996



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statement of Operations, years ended December 31, 1997, 1996 and 1995



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statement of Stockholder's Equity, years ended December 31, 1997, 1996 and January 4, 1996, and 1995



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statement of Cash Flows, years ended December 31, 1997, 1996 and 1995


              Notes to Consolidated Financial Statements

(B) EXHIBITS:

 (5)1.1    A copy of resolution of the Board of Directors of Kemper
           Investors Life Insurance Company dated September 13, 1977.
 (5)1.2    A copy of Record of Action of Kemper Investors Life
           Insurance Company dated April 15, 1983.
  2.       Not Applicable.
 (3)3.1    Distribution Agreement between Investors Brokerage Services,
           Inc. and KILICO.
 (1)3.2    Addendum to Selling Group Agreement of Kemper Financial
           Services, Inc.
 (6)3.3    Selling Group Agreement of Investors Brokerage Services,
           Inc.
 (6)3.4    General Agent Agreement.
 (7)4.     Form of Variable Annuity Contract.
 (7)5.     Form of application.
 (3)6.1 Kemper Investors Life Insurance Company articles of incorporation.
 (6)6.2    Kemper Investors Life Insurance Company bylaws.
  7.       Inapplicable.
 (2)8.1    Fund Participation Agreement among KILICO, Lexington Natural
           Resources Trust and Lexington Management Corporation.
 (2)8.2    Fund Participation Agreement among KILICO, Lexington
           Emerging Markets Fund and Lexington Management Corporation.

 (2)8.3    Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Corporation.

(7)8.3(a)  Service Agreement between KILICO and Janus Capital Corporation.

(4)8.4(a)  Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity
           Distributors Corporation.

  8.4(b)   Form of Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and
           Fidelity Distributors Corporation.

(4)8.5(a)  Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity
           Distributors Corporation.

  8.5(b)   Form of Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

 (7)9.     Opinion and Consent of Counsel.

 10.1      Consents of Coopers & Lybrand L.L.P., Independent Accountants.

 10.2      Consent of KPMG Peat Marwick LLP, Independent Auditors.

 11.       Inapplicable.

 12.       Inapplicable.

(8)13.     Schedules for Computation of Performance Information.

(9)14.     Organizational Chart.

(9)17.1    Schedule IV: Reinsurance (year ended December 31, 1997).

(9)17.2    Schedule V: Valuation and qualifying accounts (year ended December 31, 1997).

(6)17.3    Schedule V: Valuation and qualifying accounts (year ended December 31, 1996).

(10)17.4   Schedule V: Valuation and qualifying accounts (year ended December 31, 1995).


---------------

(1) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 filed on or about April 27, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995.

(3) Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996.

(5) Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

(6) Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

(7) Incorporated by reference to Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.


(8) Incorporated by reference to Amendment No. 26 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about November 3, 1997.



(9) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 for KILICO Variable Annuity Separate Account (File No. 33-43501) filed on or about April 16, 1998.



(10) Incorporated by reference to Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 25, 1996.

ITEM 25. DIRECTORS AND OFFICERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY

          The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.


                                                                     OFFICE WITH KILICO
                        NAME                                         ------------------
    John B. Scott................................  President, Chief Executive Officer and Director
    Frederick L. Blackmon........................  Senior Vice President and Chief Financial Officer
    James E. Hohmann.............................  Senior Vice President and Chief Actuary
    William H. Bolinder..........................  Chairman of the Board and Director
    David A. Bowers..............................  Director
    Loren J. Alter...............................  Director
    Markus Rohrbasser............................  Director
    Eliane C. Frye...............................  Executive Vice President
    Debra P. Rezabek.............................  Senior Vice President, General Counsel, and Corporate
                                                   Secretary
    James C. Harkensee...........................  Senior Vice President
    Edward K. Loughridge.........................  Senior Vice President and Corporate Development
                                                   Officer
    Phillip D. Meserve...........................  Senior Vice President
    Kenneth M. Sapp..............................  Senior Vice President
    George Vlaisavljevich........................  Senior Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

          See Exhibit 14 for organizational charts of persons controlled or under common control with Kemper Investors Life Insurance Company.

          Investors Brokerage Services, Inc. and Investors Brokerage Services Insurance Agency, Inc. are wholly owned subsidiaries of KILICO.

ITEM 27. NUMBER OF CONTRACT OWNERS


          At March 20, 1998, the Registrant had approximately 133,413 qualified and non-qualified Advantage III Contract Owners.


ITEM 28. INDEMNIFICATION

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise,

     KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.(A) PRINCIPAL UNDERWRITER


          Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, KILICO Variable Separate Account-2, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.


ITEM 29.(B) INFORMATION REGARDING PRINCIPAL UNDERWRITER, INVESTORS BROKERAGE SERVICES, INC.

          The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.


                                                                        POSITION AND OFFICES
                            NAME                                          WITH UNDERWRITER
                            ----                                        --------------------
    John B. Scott.......................................  Chairman and Director
    Otis R. Heldman, Jr.................................  President and Director
    Debra P. Rezabek....................................  Secretary
    Phillip D. Meserve..................................  Director
    Eliane C. Frye......................................  Director
    Michael A. Kelly....................................  Vice President
    Robert A. Daniel....................................  Vice President/Treasurer
    Frank J. Julian.....................................  Assistant Secretary
    George Vlaisavljevich...............................  Director


ITEM 29.(C)

        Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049 and at 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

ITEM 31. MANAGEMENT SERVICES

        Inapplicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

          Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940


          Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 23rd day of April, 1998.


                                          KILICO VARIABLE ANNUITY SEPARATE
                                          ACCOUNT
                                          (Registrant)
                                          By: Kemper Investors Life Insurance
                                          Company

                                                  BY: /s/ JOHN B. SCOTT

                                          --------------------------------------
                                                       John B. Scott,
                                                Chief Executive Officer and
                                                        President

                                          KEMPER INVESTORS LIFE INSURANCE
                                          COMPANY
                                          (Depositor)

                                                  BY: /s/ JOHN B. SCOTT

                                          --------------------------------------
                                                       John B. Scott,
                                                Chief Executive Officer and
                                                        President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 23rd day of April, 1998.



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----

                  /s/ JOHN B. SCOTT                         Chief Executive Officer, President and Director
-----------------------------------------------------       (Principal Executive Officer)
                    John B. Scott

                 /s/ W. H. BOLINDER                         Chairman of the Board and Director
-----------------------------------------------------
                 William H. Bolinder

              /s/ FREDERICK L. BLACKMON                     Senior Vice President and Chief Financial
-----------------------------------------------------       Officer
                Frederick L. Blackmon                       (Principal Financial Officer and
                                                            Principal Accounting Officer)

                 /s/ LOREN J. ALTER                         Director
-----------------------------------------------------
                   Loren J. Alter

                 /s/ DAVID A. BOWERS                        Director
-----------------------------------------------------
                   David A. Bowers
                                                            Director
-----------------------------------------------------
                  Markus Rohrbasser

                                 EXHIBIT INDEX


 8.4(b)  Form of Amendment to Fund Participation Agreement among
         KILICO, Fidelity Variable Insurance Products Fund and
         Fidelity Distributors Corporation.
 8.5(b)  Form of Amendment to Fund Participation Agreement among
         KILICO, Fidelity Variable Insurance Products Fund II and
         Fidelity Distributors Corporation.
10.1     Consents of Coopers & Lybrand L.L.P., Independent
         Accountants
10.2     Consent of KPMG Peat Marwick LLP, Independent Auditors